UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Templeton Fund Allocator Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/13

Item 1. Reports to Stockholders.

JUNE 30, 2013

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

Franklin Templeton Conservative Allocation Fund

Franklin Templeton Moderate Allocation Fund

Franklin Templeton Growth Allocation Fund



Sign up for electronic delivery at **franklintempleton.com/edelivery**

ASSET ALLOCATION

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Economic and Market Overview

Modest U.S. economic growth, as measured by gross domestic product, characterized the six-month period ended June 30, 2013. Increasing job creation helped lower the unemployment rate and absorb new job seekers, and consumer spending remained strong. Accelerating new and existing home sales accompanied record-low mortgage rates, affordable housing prices, low new-home inventories and a six-year low in U.S. foreclosures. Manufacturing, a mainstay of economic productivity, expanded every month except May.

Budgetary agreement between Congress and the President on January 1 preserved lower income tax rates for most U.S. households, but concerns remained about how the expired payroll tax cut, far-reaching federal spending cuts, and future federal debt ceiling negotiations could affect the U.S. economic recovery. Washington's lack of consensus on proposed expenditure reductions resulted in further across-the-board federal spending cuts starting in March. In May, Federal Reserve Board (Fed) Chairman Ben Bernanke said the Fed could gradually wind down its monthly purchases of mortgage-backed securities and Treasuries, assuming continued U.S. economic improvement. He clarified in June that such action could begin in the near future.

Amid these fiscal and monetary developments, a slow and steady U.S. recovery continued. U.S. stocks generated healthy returns as the Standard & Poor's® 500 Index and Dow Jones Industrial Average reached all-time highs during the period even though Chairman Bernanke's statements sparked volatility.[1] Rising corporate profits and generally favorable economic data bolstered investor confidence, but caution remained about the extent to which positive business and market results were dependent on continuation of the Fed's accommodative monetary policy.

The global economic recovery was mixed during the first half of 2013. Emerging markets continued to lead the recovery, although they showed signs of slowing. Growth in the U.S. and eurozone continued to be slow by the standards of previous recoveries. As fears eased surrounding the issues of sovereign debt in Europe, the possibility of another recession in the U.S., and a potential "hard landing" in China, financial market performance was positive. Improving sentiment, relatively strong fundamentals, and continued provision of global liquidity supported risk assets as equity markets performed well and bond prices generally declined. Policymakers in the largest developed economies

1. STANDARD & POOR'S®, S&P® and S&P 500® are registered trademarks of Standard & Poor's Financial Services LLC.

increased their already unprecedented efforts to supply liquidity. Actions elsewhere in the world were mixed, with some policymakers less willing to reverse previous tightening efforts in response to the external environment.

Global developed and emerging market stocks, as measured by the MSCI All Country World Index, advanced during the first six months of 2013. Although emerging markets declined, the losses were more than offset by developed market gains. Regional performance was more consistent with local economic trends, although periodic volatility reflected the global economy's fragility. Given the rise in rates near period-end, longer duration U.S. Treasury and emerging market bond prices experienced meaningful price declines. In the second quarter, gold, traditionally a safe haven, posted its worst quarterly performance since 1974 as inflation expectations remained subdued and global commodities stayed under pressure. Investor sentiment improved in the last week of the period, and global stock prices rebounded from period lows after China's central bank intervened to calm the country's interbank market, positive economic reports helped stabilize Japanese government bond yields, and several Fed members reassured investors that the Fed's accommodative monetary policy would continue.

The foregoing information reflects our analysis and opinions as of June 30, 2013. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Franklin Templeton Conservative Allocation Fund

Your Fund's Goal and Main Investments: Franklin Templeton Conservative Allocation Fund seeks the highest level of long-term total return consistent with a lower level of risk.[1]

Asset Allocation*
Franklin Templeton Conservative Allocation Fund
Based on Total Net Assets as of 6/30/13



Domestic Fixed Income	33.7%
Domestic Equity	30.3%
Foreign Fixed Income	21.3%
Foreign Equity	12.2%
Alternative Strategies	1.5%
Short-Term Investments & Other Net Assets	1.0%

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

This semiannual report for Franklin Templeton Conservative Allocation Fund covers the period ended June 30, 2013.

Performance Overview

Franklin Templeton Conservative Allocation Fund – Class A delivered a +1.82% cumulative total return for the six months under review. By comparison, the Fund's equity benchmarks, the Standard & Poor's 500 Index (S&P 500®), a broad measure of U.S. stock performance, and MSCI Europe, Australasia, Far

1. The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's SOI, which begins on page 34.

Top 10 Fund Holdings
Franklin Templeton
Conservative Allocation Fund
6/30/13

	% of Total Net Assets
Templeton Global Total Return Fund – Class R6	18.1%
Franklin U.S. Government Securities Fund – Class R6	15.6%
Franklin Total Return Fund – Class R6	11.2%
Franklin Growth Fund – Class R6	9.1%
Franklin Rising Dividends Fund – Class R6	6.4%
iShares iBoxx $ Investment Grade Corp. Bond Fund (Exchange Traded Fund)	4.8%
Franklin DynaTech Fund – Class R6	3.7%
Templeton Foreign Fund – Class R6	3.7%
Franklin Templeton Emerging Market Debt Opportunities Fund	3.2%
Franklin Utilities Fund – Class R6	2.8%

East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, produced total returns of +13.82% and +4.47%.[2] The Fund's fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, had a -2.44% total return.[2] You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, "fund investments") in each Allocation Fund's portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund's risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund's assets among the broad asset classes, and when selecting equity funds, we consider the fund investments' foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund's risk profile.

Manager's Discussion

The Fund's performance can be attributed to its allocation among equities, fixed income securities, and to a lesser extent short-term investments and other net assets, and to the actual performance of the fund investments.

At period-end, Franklin Templeton Conservative Allocation Fund allocated 55.0% of total net assets to fixed income and 42.5% of total net assets to equity. Domestic fixed income exposure was 61.3% of the total fixed income weighting, with the balance represented by foreign fixed income. Franklin Global Total Return Fund – Class R6, representing 18.1% of the Fund's total net assets, was our largest fixed income fund weighting at period-end. On the equity side, domestic exposure was 71.3% of the Fund's total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2013, we held shares in large-, mid- and small-capitalization equity funds, representing both

2. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 9.1% of total net assets.

During the six-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, underperformed the S&P 500, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, performed comparably to the S&P 500. Our largest foreign equity fund holding, Templeton Foreign Fund – Class R6, underperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin U.S. Government Securities Fund – Class R6 performed better than the Barclays U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton Conservative Allocation Fund. We look forward to serving your future investment needs.





T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton Conservative Allocation Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of 6/30/13

Franklin Templeton Conservative Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: FTCIX)		Change	6/30/13	12/31/12
Net Asset Value (NAV)		-$0.03	$14.03	$14.06
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0908			
Long-Term Capital Gain	$0.1944			
Total	**$0.2852**			
Class C (Symbol: FTCCX)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		-$0.03	$13.80	$13.83
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0405			
Long-Term Capital Gain	$0.1944			
Total	**$0.2349**			
Class R (Symbol: FTCRX)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		-$0.03	$13.98	$14.01
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0728			
Long-Term Capital Gain	$0.1944			
Total	**$0.2672**			
Class R6 (Symbol: n/a)		**Change**	**6/30/13**	**5/1/13**
Net Asset Value (NAV)		-$0.61	$14.01	$14.62
Distributions (5/1/13–6/30/13)				
Dividend Income	$0.0684			
Long-Term Capital Gain	$0.1944			
Total	**$0.2628**			
Advisor Class (Symbol: FTCZX)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		-$0.03	$14.02	$14.05
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.1081			
Long-Term Capital Gain	$0.1944			
Total	**$0.3025**			

Performance Summary *(continued)*

Performance[1]

*Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. **Class A:** 5.75% maximum initial sales charge; **Class C:** 1% contingent deferred sales charge in first year only; **Class R/R6/Advisor Class:** no sales charges.*

Class A	6-Month		1-Year	5-Year	10-Year
Cumulative Total Return[2]	+1.82%		+6.89%	+26.17%	+78.82%
Average Annual Total Return[3]	-4.05%		+0.75%	+3.52%	+5.36%
Value of $10,000 Investment[4]	$9,595		$10,075	$11,888	$16,861
Total Annual Operating Expenses[5]					
Without Waiver		1.15%			
With Waiver		1.14%			
Class C	**6-Month**		**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+1.49%		+6.14%	+21.58%	+65.90%
Average Annual Total Return[3]	+0.49%		+5.14%	+3.98%	+5.19%
Value of $10,000 Investment[4]	$10,049		$10,514	$12,158	$16,590
Total Annual Operating Expenses[5]					
Without Waiver		1.90%			
With Waiver		1.89%			
Class R	**6-Month**		**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+1.70%		+6.64%	+24.59%	+74.45%
Average Annual Total Return[3]	+1.70%		+6.64%	+4.50%	+5.72%
Value of $10,000 Investment[4]	$10,170		$10,665	$12,459	$17,445
Total Annual Operating Expenses[5]					
Without Waiver		1.40%			
With Waiver		1.39%			
Class R6					**Inception (5/1/13)**
Cumulative Total Return[2]					-2.36%
Aggregate Total Return[6]					-2.36%
Value of $10,000 Investment[4]					$9,764
Total Annual Operating Expenses[5]					
Without Waiver		0.78%			
With Waiver		0.77%			
Advisor Class[7]	**6-Month**		**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+1.95%		+7.16%	+27.73%	+82.16%
Average Annual Total Return[3]	+1.95%		+7.16%	+5.02%	+6.18%
Value of $10,000 Investment[4]	$10,195		$10,716	$12,773	$18,216
Total Annual Operating Expenses[5]					
Without Waiver		0.90%			
With Waiver		0.89%			

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to **franklintempleton.com** or call **(800) 342-5236**.*

Management has contractually agreed to waive or assume certain fees and expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 0.40% except for Class R6, which cannot exceed 0.28% (other than certain nonroutine expenses), until 4/30/14.

Endnotes

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund's share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund's prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Fund investment results reflect the expense reduction, without which the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Aggregate total return represents the change in value of an investment for the period indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.
7. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +48.51% and +5.36%.

Your Fund's Expenses

Franklin Templeton Conservative Allocation Fund

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases; and
- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. *Of course, your account value and expenses will differ from those in this illustration:*

1. Divide your account value by $1,000.
   If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2. Multiply the result by the number under the heading "Expenses Paid During Period."
   If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Your Fund's Expenses *(continued)*

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Class A	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13–6/30/13	Expenses Paid During Period** 1/1/13–6/30/13
Actual	$1,000	$1,018.20	$2.75	$6.04
Hypothetical (5% return before expenses)	$1,000	$1,022.12	$2.76	$6.04
Class C				
Actual	$1,000	$1,014.90	$6.49	$9.78
Hypothetical (5% return before expenses)	$1,000	$1,018.40	$6.51	$9.78
Class R				
Actual	$1,000	$1,017.00	$4.00	$7.28
Hypothetical (5% return before expenses)	$1,000	$1,020.88	$4.01	$7.29
Class R6				
Actual (5/1/13–6/30/13)	$1,000	$ 976.40	$0.46	$1.55
Hypothetical (5% return before expenses)	$1,000	$1,023.36	$1.40	$4.69
Advisor Class				
Actual	$1,000	$1,019.50	$1.50	$4.79
Hypothetical (5% return before expenses)	$1,000	$1,023.36	$1.51	$4.79

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.55%; Class C: 1.30%; Class R: 0.80%; Class R6: 0.28%; and Advisor: 0.30%), multiplied by 181/365 to reflect the one-half year period for Class R6 Hypothetical expenses and Actual and Hypothetical expenses for Classes A, C, R and Advisor. The multiplier is 61/365 for Actual Class R6 expenses to reflect the number of days since inception. Effective 5/1/13, the expense waivers for Classes A, C, R and Advisor changed and the new annualized net expense ratios excluding expenses of the fund investments for each class were: A: 0.65%; C: 1.40%, R: 0.90% and Advisor: 0.40%. Had such expense waivers been in effect for the full period, the expenses paid during the period would have been:

	Actual	Hypothetical (5% return before expenses)
Class A	$3.25	$3.26
Class C	$6.99	$7.00
Class R	$4.50	$4.51
Advisor Class	$2.00	$2.01

**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.21%; Class C: 1.96%; Class R: 1.46%; Class R6: 0.94%; and Advisor: 0.96%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period for Class R6 Hypothetical expenses and Actual and Hypothetical expenses for Classes A, C, R and Advisor. The multiplier is 61/365 for Actual Class R6 expenses to reflect the number of days since inception. Effective 5/1/13, the expense waivers for Classes A, C, R and Advisor changed and the new annualized net expense ratios including expenses of the fund investments, which were also restated to reflect current fees and expenses for each class were: A: 1.25%; C: 2.00%, R: 1.50% and Advisor: 1.00%. Had such expense waivers been in effect for the full period, the expenses paid during the period would have been:

	Actual	Hypothetical (5% return before expenses)
Class A	$6.26	$6.26
Class C	$9.99	$9.99
Class R	$7.50	$7.50
Advisor Class	$5.01	$5.01

Franklin Templeton Moderate Allocation Fund

Your Fund's Goal and Main Investments: Franklin Templeton Moderate Allocation Fund seeks the highest level of long-term total return consistent with a moderate level of risk.[1]

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

This semiannual report for Franklin Templeton Moderate Allocation Fund covers the period ended June 30, 2013.

Performance Overview

Franklin Templeton Moderate Allocation Fund – Class A delivered a +3.25% cumulative total return for the six months under review. By comparison, the Fund's equity benchmarks, the Standard & Poor's 500 Index (S&P 500), a broad measure of U.S. stock performance, and MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, produced total returns of +13.82% and +4.47%.[2] The Fund's fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, had a -2.44% total return.[2] You can find the Fund's long-term performance data in the Performance Summary beginning on page 16.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, "fund investments") in each Allocation Fund's portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund's risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund's assets among the broad asset classes, and when selecting equity funds, we consider the fund investments' foreign and domestic exposure, market capitalization ranges and investment styles (growth

Asset Allocation*
Franklin Templeton
Moderate Allocation Fund
Based on Total Net Assets as of 6/30/13



Domestic Equity
40.5%
Domestic Fixed Income
24.7%
Foreign Equity
16.7%
Foreign Fixed Income
15.3%
Alternative Strategies
1.9%
Short-Term Investments & Other Net Assets
0.9%

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal conditions.

1. The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's SOI, which begins on page 41.

Top 10 Fund Holdings
Franklin Templeton
Moderate Allocation Fund
6/30/13

	% of Total Net Assets
Templeton Global Total Return Fund – Class R6	12.9%
Franklin Growth Fund – Class R6	12.3%
Franklin U.S. Government Securities Fund – Class R6	11.3%
Franklin Total Return Fund – Class R6	8.3%
Franklin Rising Dividends Fund – Class R6	8.3%
Templeton Foreign Fund – Class R6	4.9%
Franklin DynaTech Fund – Class R6	4.6%
Franklin Utilities Fund – Class R6	4.1%
Mutual European Fund – Class R6	3.8%
iShares iBoxx $ Investment Grade Corp. Bond Fund (Exchange Traded Fund)	3.6%

versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund's risk profile.

Manager's Discussion

The Fund's performance can be attributed to its allocation among equities, fixed income securities, and to a lesser extent short-term investments and other net assets, and to the actual performance of the fund investments.

At period-end, Franklin Templeton Moderate Allocation Fund allocated 57.2% of total net assets to equity and 40.0% to fixed income. Domestic equity exposure was 70.8% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2013, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, representing 12.3% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 61.8% of the Fund's total income weighting, with the balance represented by foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 12.9% of total net assets.

During the six-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, underperformed the S&P 500, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, performed comparably to the S&P 500. Our largest foreign equity fund holding, Templeton Foreign Fund – Class R6, underperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin U.S. Government Securities Fund – Class R6 performed better than the Barclays U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton Moderate Allocation Fund. We look forward to serving your future investment needs.





T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton Moderate Allocation Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of 6/30/13

Franklin Templeton Moderate Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: FMTIX)		Change	6/30/13	12/31/12
Net Asset Value (NAV)		+$0.15	$14.74	$14.59
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0677			
Long-Term Capital Gain	$0.2555			
Total	**$0.3232**			
Class C (Symbol: FTMTX)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		+$0.13	$14.41	$14.28
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0147			
Long-Term Capital Gain	$0.2555			
Total	**$0.2702**			
Class R (Symbol: FTMRX)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		+$0.15	$14.70	$14.55
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0491			
Long-Term Capital Gain	$0.2555			
Total	**$0.3046**			
Class R6 (Symbol: n/a)		**Change**	**6/30/13**	**5/1/13**
Net Asset Value (NAV)		-$0.57	$14.76	$15.33
Distributions (5/1/13–6/30/13)				
Dividend Income	$0.0514			
Long-Term Capital Gain	$0.2555			
Total	**$0.3069**			
Advisor Class (Symbol: FMTZX)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		+$0.15	$14.75	$14.60
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0861			
Long-Term Capital Gain	$0.2555			
Total	**$0.3416**			

Performance[1]

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. ***Class A:*** *5.75% maximum initial sales charge;* ***Class C:*** *1% contingent deferred sales charge in first year only;* ***Class R/R6/Advisor Class:*** *no sales charges.*

Class A	6-Month	1-Year	5-Year	10-Year
Cumulative Total Return[2]	+3.25%	+9.34%	+29.02%	+94.98%
Average Annual Total Return[3]	-2.68%	+3.03%	+3.99%	+6.28%
Value of $10,000 Investment[4]	$9,732	$10,303	$12,161	$18,384
Total Annual Operating Expenses[5]				
Without Waiver	1.22%			
With Waiver	1.20%			
Class C	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+2.89%	+8.60%	+24.39%	+81.05%
Average Annual Total Return[3]	+1.89%	+7.60%	+4.46%	+6.12%
Value of $10,000 Investment[4]	$10,189	$10,760	$12,439	$18,105
Total Annual Operating Expenses[5]				
Without Waiver	1.97%			
With Waiver	1.95%			
Class R	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+3.14%	+9.10%	+27.58%	+90.31%
Average Annual Total Return[3]	+3.14%	+9.10%	+4.99%	+6.65%
Value of $10,000 Investment[4]	$10,314	$10,910	$12,758	$19,031
Total Annual Operating Expenses[5]				
Without Waiver	1.47%			
With Waiver	1.45%			
Class R6				**Inception (5/1/13)**
Cumulative Total Return[2]				-1.77%
Aggregate Total Return[6]				-1.77%
Value of $10,000 Investment[4]				$9,823
Total Annual Operating Expenses[5]				
Without Waiver	0.83%			
With Waiver	0.81%			
Advisor Class[7]	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+3.38%	+9.61%	+30.69%	+98.86%
Average Annual Total Return[3]	+3.38%	+9.61%	+5.50%	+7.12%
Value of $10,000 Investment[4]	$10,338	$10,961	$13,069	$19,886
Total Annual Operating Expenses[5]				
Without Waiver	0.97%			
With Waiver	0.95%			

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ***franklintempleton.com*** *or call* ***(800) 342-5236.***

Management has contractually agreed to waive or assume certain fees and expenses so that total annual operating expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 0.40% except for Class R6, which cannot exceed 0.26% (other than certain nonroutine expenses), until 4/30/14.

Endnotes

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund's share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund's prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Fund investment results reflect the expense reduction, without which the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 10%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Aggregate total return represents the change in value of an investment for the period indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.

7. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +53.22% and +5.79%.

Your Fund's Expenses

Franklin Templeton Moderate Allocation Fund

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases; and
- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. *Of course, your account value and expenses will differ from those in this illustration:*

1. Divide your account value by $1,000.
   If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2. Multiply the result by the number under the heading "Expenses Paid During Period."
   If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Your Fund's Expenses *(continued)*

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Class A	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13–6/30/13	Expenses Paid During Period** 1/1/13–6/30/13
Actual	$1,000	$1,032.50	$2.77	$ 6.25
Hypothetical (5% return before expenses)	$1,000	$1,022.07	$2.76	$ 6.21
Class C				
Actual	$1,000	$1,028.90	$6.54	$10.01
Hypothetical (5% return before expenses)	$1,000	$1,018.35	$6.51	$ 9.94
Class R				
Actual	$1,000	$1,031.40	$4.03	$ 7.50
Hypothetical (5% return before expenses)	$1,000	$1,020.83	$4.01	$ 7.45
Class R6				
Actual (5/1/13–6/30/13)	$1,000	$ 982.30	$0.43	$ 1.57
Hypothetical (5% return before expenses)	$1,000	$1,023.31	$1.30	$ 4.76
Advisor Class				
Actual	$1,000	$1,033.80	$1.51	$ 4.99
Hypothetical (5% return before expenses)	$1,000	$1,023.31	$1.51	$ 4.96

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.55%; C: 1.30%; R: 0.80%; R6: 0.26%; and Advisor: 0.30%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period for Class R6 Hypothetical expenses and Actual and Hypothetical expenses for Classes A, C, R and Advisor. The multiplier is 61/365 for Actual Class R6 expenses to reflect the number of days since inception. Effective 5/1/13, the expense waivers for Classes A, C, R and Advisor changed and the new annualized net expense ratios excluding expenses of the fund investments for each class were: A: 0.65%; C: 1.40%, R: 0.90% and Advisor: 0.40%. Had such expense waivers been in effect for the full period, the expenses paid during the period would have been:

	Actual	Hypothetical (5% return before expenses)
Class A	$3.28	$3.26
Class C	$7.04	$7.00
Class R	$4.53	$4.51
Advisor Class	$2.02	$2.01

**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.24%; C: 1.99%; R: 1.49%; R6: 0.95%; and Advisor: 0.99%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period for Class R6 Hypothetical expenses and Actual and Hypothetical expenses for Classes A, C, R and Advisor. The multiplier is 61/365 for Actual Class R6 expenses to reflect the number of days since inception. Effective 5/1/13, the expense waivers for Classes A, C, R and Advisor changed and the new annualized net expense ratios including expenses of the fund investments, which were also restated to reflect current fees and expenses for each class were: A: 1.28%; C: 2.03%, R: 1.53% and Advisor: 1.03%. Had such expense waivers been in effect for the full period, the expenses paid during the period would have been:

	Actual	Hypothetical (5% return before expenses)
Class A	$ 6.45	$ 6.41
Class C	$10.21	$10.14
Class R	$ 7.71	$ 7.65
Advisor Class	$ 5.19	$ 5.16

Franklin Templeton Growth Allocation Fund

Your Fund's Goal and Main Investments:

Franklin Templeton Growth Allocation Fund seeks the highest level of long-term total return consistent with a higher level of risk.[1]

Asset Allocation*
Franklin Templeton Growth Allocation Fund
Based on Total Net Assets as of 6/30/13



Domestic Equity	56.7%
Foreign Equity	25.5%
Domestic Fixed Income	8.7%
Foreign Fixed Income	5.2%
Alternative Strategies	2.8%
Short-Term Investments & Other Net Assets	1.1%

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

This semiannual report for Franklin Templeton Growth Allocation Fund covers the period ended June 30, 2013.

Performance Overview

Franklin Templeton Growth Allocation Fund – Class A delivered a +5.57% cumulative total return for the six months under review. By comparison, the Fund's equity benchmarks, the Standard & Poor's 500 Index (S&P 500), a broad measure of U.S. stock performance, and MSCI Europe, Australasia,

1. The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's SOI, which begins on page 48.

Top 10 Fund Holdings
Franklin Templeton Growth Allocation Fund
6/30/13

	% of Total Net Assets
Franklin Growth Fund – Class R6	16.5%
Franklin Rising Dividends Fund – Class R6	11.7%
Templeton Foreign Fund – Class R6	7.2%
Franklin DynaTech Fund – Class R6	6.8%
Mutual European Fund – Class R6	5.7%
Franklin Utilities Fund – Class R6	5.4%
Franklin International Small Cap Growth Fund – Class R6	4.7%
iShares Core S&P 500 (Exchange Traded Fund)	4.5%
Templeton Global Total Return Fund – Class R6	4.4%
Franklin Flex Cap Growth Fund – Class R6	4.2%

Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, produced total returns of +13.82% and +4.47%.[2] The Fund's fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, had a -2.44% total return.[2] You can find the Fund's long-term performance data in the Performance Summary beginning on page 24.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, "fund investments") in each Allocation Fund's portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund's risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund's assets among the broad asset classes, and when selecting equity funds, we consider the fund investments' foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund's risk profile.

Manager's Discussion

The Fund's performance can be attributed to its allocation among equities, fixed income securities, and to a lesser extent short-term investments and other net assets, and to the actual performance of the fund investments.

At period-end, Franklin Templeton Growth Allocation Fund allocated 82.2% of total net assets to equity and 13.9% to fixed income. Domestic equity exposure was 69.0% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2013, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, representing 16.5% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 62.6% of the Fund's total income weighting, with

2. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

the balance represented by foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 4.4% of total net assets.

During the six-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, underperformed the S&P 500, and our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, performed comparably to the S&P 500. Our largest foreign equity fund holding, Templeton Foreign Fund – Class R6, underperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 performed better than the Barclays U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton Growth Allocation Fund. We look forward to serving your future investment needs.





T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton Growth Allocation Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of 6/30/13

Franklin Templeton Growth Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: FGTIX)		Change	6/30/13	12/31/12
Net Asset Value (NAV)		+$0.64	$16.45	$15.81
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0140			
Long-Term Capital Gain	$0.2251			
Total	**$0.2391**			
Class C (Symbol: FTGTX)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		+$0.56	$16.06	$15.50
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0140			
Long-Term Capital Gain	$0.2251			
Total	**$0.2391**			
Class R (Symbol: FGTRX)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		+$0.61	$16.24	$15.63
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0140			
Long-Term Capital Gain	$0.2251			
Total	**$0.2391**			
Class R6 (Symbol: n/a)		**Change**	**6/30/13**	**5/1/13**
Net Asset Value (NAV)		-$0.36	$16.52	$16.88
Distributions (5/1/13–6/30/13)				
Long-Term Capital Gain	$0.2251			
Advisor Class (Symbol: FGTZX)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		+$0.66	$16.51	$15.85
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0140			
Long-Term Capital Gain	$0.2251			
Total	**$0.2391**			

Performance[1]

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. ***Class A:*** *5.75% maximum initial sales charge;* ***Class C:*** *1% contingent deferred sales charge in first year only;* ***Class R/R6/Advisor Class:*** *no sales charges.*

Class A	6-Month	1-Year	5-Year	10-Year
Cumulative Total Return[2]	+5.57%	+12.79%	+27.62%	+109.07%
Average Annual Total Return[3]	-0.47%	+6.33%	+3.76%	+7.02%
Value of $10,000 Investment[4]	$9,953	$10,633	$12,024	$19,714
Total Annual Operating Expenses[5]				
Without Waiver	1.32%			
With Waiver	1.25%			
Class C	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+5.16%	+11.91%	+22.92%	+93.89%
Average Annual Total Return[3]	+4.16%	+10.91%	+4.21%	+6.85%
Value of $10,000 Investment[4]	$10,416	$11,091	$12,292	$19,389
Total Annual Operating Expenses[5]				
Without Waiver	2.07%			
With Waiver	2.00%			
Class R	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+5.44%	+12.45%	+26.04%	+104.14%
Average Annual Total Return[3]	+5.44%	+12.45%	+4.74%	+7.40%
Value of $10,000 Investment[4]	$10,544	$11,245	$12,604	$20,414
Total Annual Operating Expenses[5]				
Without Waiver	1.57%			
With Waiver	1.50%			
Class R6				**Inception (5/1/13)**
Cumulative Total Return[2]				-0.79%
Aggregate Total Return[6]				-0.79%
Value of $10,000 Investment[4]				$9,921
Total Annual Operating Expenses[5]				
Without Waiver	0.89%			
With Waiver	0.82%			
Advisor Class[7]	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+5.68%	+13.01%	+29.28%	+113.21%
Average Annual Total Return[3]	+5.68%	+13.01%	+5.27%	+7.86%
Value of $10,000 Investment[4]	$10,568	$11,301	$12,928	$21,321
Total Annual Operating Expenses[5]				
Without Waiver	1.07%			
With Waiver	1.00%			

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ***franklintempleton.com*** *or call* ***(800) 342-5236.***

Management has contractually agreed to waive or assume certain fees and expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 0.40% except for Class R6, which cannot exceed 0.22% (other than certain nonroutine expenses), until 4/30/14.

Endnotes

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund's share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described in the Fund's prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Fund investment results reflect the expense reduction, without which the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 5%) combined into the fixed income allocations; such a change can impact performance.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Aggregate total return represents the change in value of an investment for the period indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.

7. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +51.41% and +5.63%.

Your Fund's Expenses

Franklin Templeton Growth Allocation Fund

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases; and
- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. *Of course, your account value and expenses will differ from those in this illustration:*

1. Divide your account value by $1,000.
   If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2. Multiply the result by the number under the heading "Expenses Paid During Period."
   If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Class A	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13–6/30/13	Expenses Paid During Period** 1/1/13–6/30/13
Actual	$1,000	$1,055.70	$2.80	$ 6.58
Hypothetical (5% return before expenses)	$1,000	$1,022.07	$2.76	$ 6.46
Class C				
Actual	$1,000	$1,051.60	$6.61	$10.38
Hypothetical (5% return before expenses)	$1,000	$1,018.35	$6.51	$10.19
Class R				
Actual	$1,000	$1,054.40	$4.08	$ 7.84
Hypothetical (5% return before expenses)	$1,000	$1,020.83	$4.01	$ 7.70
Class R6				
Actual (5/1/13–6/30/13)	$1,000	$ 992.10	$0.37	$ 1.60
Hypothetical (5% return before expenses)	$1,000	$1,023.31	$1.10	$ 4.81
Advisor Class				
Actual	$1,000	$1,056.80	$1.53	$ 5.30
Hypothetical (5% return before expenses)	$1,000	$1,023.31	$1.51	$ 5.21

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.55%; C: 1.30%; R: 0.80%; R6: 0.22%; and Advisor: 0.30%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period for Class R6 Hypothetical expenses and Actual and Hypothetical expenses for Classes A, C, R and Advisor. The multiplier is 61/365 for Actual Class R6 expenses to reflect the number of days since inception. Effective 5/1/13, the expense waivers for Classes A, C, R and Advisor changed and the new annualized net expense ratios excluding expenses of the fund investments for each class were: A: 0.65%; C: 1.40%, R: 0.90% and Advisor: 0.40%. Had such expense waivers been in effect for the full period, the expenses paid during the period would have been:

	Actual	Hypothetical (5% return before expenses)
Class A	$3.31	$3.26
Class C	$7.12	$7.00
Class R	$4.58	$4.51
Advisor Class	$2.04	$2.01

**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.29%; C: 2.04%; R: 1.54%; R6: 0.96%; and Advisor: 1.04%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period for Class R6 Hypothetical expenses and Actual and Hypothetical expenses for Classes A, C, R and Advisor. The multiplier is 61/365 for Actual Class R6 expenses to reflect the number of days since inception. Effective 5/1/13, the expense waivers for Classes A, C, R and Advisor changed and the new annualized net expense ratios including expenses of the fund investments, which were also restated to reflect current fees and expenses for each class were: A: 1.32%; C: 2.07%, R: 1.57% and Advisor: 1.07%. Had such expense waivers been in effect for the full period, the expenses paid during the period would have been:

	Actual	Hypothetical (5% return before expenses)
Class A	$ 6.73	$ 6.61
Class C	$10.53	$10.34
Class R	$ 8.00	$ 7.85
Advisor Class	$ 5.46	$ 5.36

Financial Highlights

Franklin Templeton Conservative Allocation Fund

Class A	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$14.06	$13.33	$13.74	$12.72	$10.92	$13.59
Income from investment operations[a]:						
Net investment income[b,c]	0.10	0.27	0.30	0.29	0.25	0.39
Net realized and unrealized gains (losses)	0.15	0.79	(0.40)	0.97	1.87	(2.44)
Total from investment operations	0.25	1.06	(0.10)	1.26	2.12	(2.05)
Less distributions from:						
Net investment income	(0.09)	(0.30)	(0.31)	(0.24)	(0.24)	(0.38)
Net realized gains	(0.19)	(0.03)	—	—	(0.08)	(0.24)
Total distributions	(0.28)	(0.33)	(0.31)	(0.24)	(0.32)	(0.62)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$14.03	$14.06	$13.33	$13.74	$12.72	$10.92
Total return[f]	1.82%	7.99%	(0.71)%	10.00%	19.67%	(15.41)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	0.56%	0.53%	0.52%	0.52%	0.56%	0.65%
Expenses net of waiver and payments by affiliates[h]	0.55%	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income[c]	1.36%	1.98%	2.17%	2.25%	2.15%	3.18%
Supplemental data						
Net assets, end of period (000's)	$804,560	$794,429	$725,675	$612,828	$443,376	$282,769
Portfolio turnover rate	33.35%	25.82%	18.67%	10.51%	11.48%	4.84%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin Templeton Conservative Allocation Fund

Class C	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$13.83	$13.13	$13.53	$12.54	$10.77	$13.42
Income from investment operations[a]:						
Net investment income[b,c]	0.04	0.17	0.19	0.19	0.16	0.30
Net realized and unrealized gains (losses)	0.16	0.76	(0.38)	0.95	1.85	(2.41)
Total from investment operations	0.20	0.93	(0.19)	1.14	2.01	(2.11)
Less distributions from:						
Net investment income	(0.04)	(0.20)	(0.21)	(0.15)	(0.16)	(0.30)
Net realized gains	(0.19)	(0.03)	—	—	(0.08)	(0.24)
Total distributions	(0.23)	(0.23)	(0.21)	(0.15)	(0.24)	(0.54)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$13.80	$13.83	$13.13	$13.53	$12.54	$10.77
Total return[f]	1.49%	7.09%	(1.38)%	9.12%	18.84%	(16.04)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	1.31%	1.28%	1.27%	1.27%	1.30%	1.39%
Expenses net of waiver and payments by affiliates[h]	1.30%	1.25%	1.25%	1.25%	1.24%	1.25%
Net investment income[c]	0.61%	1.23%	1.42%	1.50%	1.41%	2.44%
Supplemental data						
Net assets, end of period (000's)	$468,257	$452,211	$426,775	$366,892	$253,622	$152,773
Portfolio turnover rate	33.35%	25.82%	18.67%	10.51%	11.48%	4.84%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.
[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin Templeton Conservative Allocation Fund

Class R	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$14.01	$13.29	$13.70	$12.69	$10.89	$13.55
Income from investment operations[a]:						
Net investment income[b,c]	0.08	0.24	0.27	0.27	0.23	0.37
Net realized and unrealized gains (losses)	0.15	0.78	(0.40)	0.95	1.86	(2.44)
Total from investment operations	0.23	1.02	(0.13)	1.22	2.09	(2.07)
Less distributions from:						
Net investment income	(0.07)	(0.27)	(0.28)	(0.21)	(0.21)	(0.35)
Net realized gains	(0.19)	(0.03)	—	—	(0.08)	(0.24)
Total distributions	(0.26)	(0.30)	(0.28)	(0.21)	(0.29)	(0.59)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$13.98	$14.01	$13.29	$13.70	$12.69	$10.89
Total return[f]	1.70%	7.68%	(0.95)%	9.69%	19.45%	(15.58)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	0.81%	0.78%	0.77%	0.77%	0.81%	0.90%
Expenses net of waiver and payments by affiliates[h]	0.80%	0.75%	0.75%	0.75%	0.75%	0.76%
Net investment income[c]	1.11%	1.73%	1.92%	2.00%	1.90%	2.93%
Supplemental data						
Net assets, end of period (000's)	$164,499	$178,520	$149,761	$109,077	$59,184	$29,466
Portfolio turnover rate	33.35%	25.82%	18.67%	10.51%	11.48%	4.84%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin Templeton Conservative Allocation Fund

Class R6	Six Months Ended June 30, 2013[a] (unaudited)
Per share operating performance	
(for a share outstanding throughout the period)	
Net asset value, beginning of period	$14.62
Income from investment operations[b]:	
Net investment income[c,d]	0.04
Net realized and unrealized gains (losses)	(0.39)
Total from investment operations	(0.35)
Less distributions from:	
Net investment income	(0.07)
Net realized gains	(0.19)
Total distributions	(0.26)
Net asset value, end of period	$14.01
Total return[e]	(2.36)%
Ratios to average net assets[f]	
Expenses before waiver and payments by affiliates[g]	0.28%
Expenses net of waiver and payments by affiliates[g]	0.28%
Net investment income[d]	1.61%
Supplemental data	
Net assets, end of period (000's)	$5
Portfolio turnover rate	33.35%

[a]For the period May 1, 2013 (effective date) to June 30, 2013.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.

[d]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

[e]Total return is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin Templeton Conservative Allocation Fund

Advisor Class	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$14.05	$13.32	$13.73	$12.71	$10.91	$13.57
Income from investment operations[a]:						
Net investment income[b,c]	0.12	0.31	0.43	0.32	0.30	0.45
Net realized and unrealized gains (losses)	0.15	0.79	(0.49)	0.98	1.85	(2.46)
Total from investment operations	0.27	1.10	(0.06)	1.30	2.15	(2.01)
Less distributions from:						
Net investment income	(0.11)	(0.34)	(0.35)	(0.28)	(0.27)	(0.41)
Net realized gains	(0.19)	(0.03)	—	—	(0.08)	(0.24)
Total distributions	(0.30)	(0.37)	(0.35)	(0.28)	(0.35)	(0.65)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$14.02	$14.05	$13.32	$13.73	$12.71	$10.91
Total return[f]	1.95%	8.27%	(0.47)%	10.27%	19.97%	(15.15)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	0.31%	0.28%	0.27%	0.27%	0.31%	0.40%
Expenses net of waiver and payments by affiliates[h]	0.30%	0.25%	0.25%	0.25%	0.25%	0.26%
Net investment income[c]	1.61%	2.23%	2.42%	2.50%	2.40%	3.43%
Supplemental data						
Net assets, end of period (000's)	$87,659	$85,662	$80,690	$14,391	$10,627	$4,307
Portfolio turnover rate	33.35%	25.82%	18.67%	10.51%	11.48%	4.84%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.66% for the period ended June 30, 2013.

Franklin Templeton Fund Allocator Series

Statement of Investments, June 30, 2013 (unaudited)

Franklin Templeton Conservative Allocation Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds		
Alternative Strategies 1.5%		
[a]Franklin Pelagos Commodities Strategy Fund	2,355,547	$ 21,082,149
[a]Franklin Pelagos Managed Futures Strategy Fund	210,781	1,709,438
		22,791,587
Domestic Equity 30.3%		
[a]Franklin Biotechnology Discovery Fund, Class R6	39,443	4,308,779
[a,b]Franklin DynaTech Fund, Class R6	1,525,276	56,999,581
[a]Franklin Flex Cap Growth Fund, Class R6	612,618	32,578,982
[a]Franklin Growth Fund, Class R6	2,505,199	139,289,059
[a,b]Franklin Growth Opportunities Fund, Class R6	837,669	21,435,951
[a]Franklin MicroCap Value Fund, Class R6	271,624	10,039,214
[a]Franklin Real Estate Securities Fund, Class R6	951,775	16,989,189
[a]Franklin Rising Dividends Fund, Class R6	2,280,519	97,834,268
[a]Franklin Small Cap Growth Fund, Class R6	332,440	5,408,794
[a]Franklin Utilities Fund, Class R6	2,840,298	42,178,432
iShares Core S&P 500, ETF	216,370	34,829,079
		461,891,328
Domestic Fixed Income 33.7%		
[a]Franklin Limited Maturity U.S. Government Securities Fund, Class R6	3,150,816	31,728,719
[a]Franklin Total Return Fund, Class R6	17,243,799	171,575,797
[a]Franklin U.S. Government Securities Fund, Class R6	36,324,581	237,926,004
iShares iBoxx $ Investment Grade Corp. Bond Fund, ETF	638,600	72,576,890
		513,807,410
Foreign Equity 12.2%		
[a]Franklin International Growth Fund, Class R6	421,451	4,201,863
[a]Franklin International Small Cap Growth Fund, Class R6	1,921,229	35,024,011
[a]Mutual European Fund, Class R6	1,777,403	39,973,802
[a]Templeton China World Fund, Class R6	369,409	12,984,737
[a]Templeton Foreign Fund, Class R6	7,952,599	55,986,298
[a]Templeton Frontier Markets Fund, Class R6	1,347,456	22,340,813
WisdomTree Japan Hedged Equity Fund (Japan)	348,200	15,881,402
		186,392,926
Foreign Fixed Income 21.3%		
[a]Franklin Templeton Emerging Market Debt Opportunities Fund	4,064,415	48,651,052
[a]Templeton Global Total Return Fund, Class R6	20,785,299	275,820,920
		324,471,972
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,407,974,537) 99.0%		1,509,355,223

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Franklin Templeton Conservative Allocation Fund	Shares/Units	Value
Short Term Investments (Cost $17,818,728) 1.1%		
Money Market Funds 1.1%		
[a,b] Institutional Fiduciary Trust Money Market Portfolio	17,818,728	$ 17,818,728
Total Investments in Underlying Funds and Exchange Traded Funds (Cost $1,425,793,265) 100.1%		1,527,173,951
Other Assets, less Liabilities (0.1)%		(2,193,668)
Net Assets 100.0%		$1,524,980,283

See Abbreviations on page 70.

[a]See Note 7 regarding investments in Underlying Funds.
[b]Non-income producing.

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton Moderate Allocation Fund

Class A	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$14.59	$13.69	$14.21	$12.93	$10.67	$14.35
Income from investment operations[a]:						
Net investment income[b,c]	0.07	0.29	0.30	0.32	0.25	0.35
Net realized and unrealized gains (losses)	0.41	0.97	(0.50)	1.22	2.35	(3.31)
Total from investment operations	0.48	1.26	(0.20)	1.54	2.60	(2.96)
Less distributions from:						
Net investment income	(0.07)	(0.32)	(0.32)	(0.26)	(0.24)	(0.35)
Net realized gains	(0.26)	(0.04)	—	—	(0.10)	(0.37)
Total distributions	(0.33)	(0.36)	(0.32)	(0.26)	(0.34)	(0.72)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$14.74	$14.59	$13.69	$14.21	$12.93	$10.67
Total return[f]	3.25%	9.34%	(1.49)%	11.97%	24.68%	(21.22)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	0.57%	0.53%	0.53%	0.53%	0.57%	0.68%
Expenses net of waiver and payments by affiliates[h]	0.55%	0.50%	0.50%	0.50%	0.50%	0.52%
Net investment income[c]	0.97%	2.00%	2.15%	2.42%	2.19%	2.74%
Supplemental data						
Net assets, end of period (000's)	$1,477,784	$1,452,659	$1,322,230	$1,119,369	$755,399	$476,415
Portfolio turnover rate	29.08%	25.36%	19.76%	13.94%	13.71%	7.29%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.
[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin Templeton Moderate Allocation Fund

Class C	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$14.28	$13.40	$13.92	$12.68	$10.47	$14.11
Income from investment operations[a]:						
Net investment income[b,c]	0.02	0.17	0.19	0.22	0.17	0.25
Net realized and unrealized gains (losses)	0.38	0.97	(0.49)	1.18	2.30	(3.26)
Total from investment operations	0.40	1.14	(0.30)	1.40	2.47	(3.01)
Less distributions from:						
Net investment income	(0.01)	(0.22)	(0.22)	(0.16)	(0.16)	(0.26)
Net realized gains	(0.26)	(0.04)	—	—	(0.10)	(0.37)
Total distributions	(0.27)	(0.26)	(0.22)	(0.16)	(0.26)	(0.63)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$14.41	$14.28	$13.40	$13.92	$12.68	$10.47
Total return[f]	2.89%	8.51%	(2.17)%	11.10%	23.82%	(21.87)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	1.32%	1.28%	1.28%	1.28%	1.32%	1.43%
Expenses net of waiver and payments by affiliates[h]	1.30%	1.25%	1.25%	1.25%	1.25%	1.27%
Net investment income[c]	0.22%	1.25%	1.40%	1.67%	1.44%	1.99%
Supplemental data						
Net assets, end of period (000's)	$622,933	$605,490	$554,603	$460,531	$303,794	$164,355
Portfolio turnover rate	29.08%	25.36%	19.76%	13.94%	13.71%	7.29%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.
[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin Templeton Moderate Allocation Fund

Class R	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$14.55	$13.64	$14.17	$12.89	$10.64	$14.32
Income from investment operations[a]:						
Net investment income[b,c]	0.05	0.25	0.27	0.30	0.23	0.33
Net realized and unrealized gains (losses)	0.41	0.99	(0.51)	1.21	2.34	(3.32)
Total from investment operations	0.46	1.24	(0.24)	1.51	2.57	(2.99)
Less distributions from:						
Net investment income	(0.05)	(0.29)	(0.29)	(0.23)	(0.22)	(0.32)
Net realized gains	(0.26)	(0.04)	—	—	(0.10)	(0.37)
Total distributions	(0.31)	(0.33)	(0.29)	(0.23)	(0.32)	(0.69)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$14.70	$14.55	$13.64	$14.17	$12.89	$10.64
Total return[f]	3.14%	9.11%	(1.73)%	11.75%	24.37%	(21.45)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	0.82%	0.78%	0.78%	0.78%	0.82%	0.93%
Expenses net of waiver and payments by affiliates[h]	0.80%	0.75%	0.75%	0.75%	0.75%	0.77%
Net investment income[c]	0.72%	1.75%	1.90%	2.17%	1.94%	2.49%
Supplemental data						
Net assets, end of period (000's)	$272,694	$274,881	$248,702	$198,936	$101,575	$47,009
Portfolio turnover rate	29.08%	25.36%	19.76%	13.94%	13.71%	7.29%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin Templeton Moderate Allocation Fund

Class R6	Six Months Ended June 30, 2013[a] (unaudited)
Per share operating performance	
(for a share outstanding throughout the period)	
Net asset value, beginning of period	$15.33
Income from investment operations[b]:	
Net investment income[c,d]	0.03
Net realized and unrealized gains (losses)	(0.29)
Total from investment operations	(0.26)
Less distributions from:	
Net investment income	(0.05)
Net realized gains	(0.26)
Total distributions	(0.31)
Net asset value, end of period	$14.76
Total return[e]	(1.77)%
Ratios to average net assets[f]	
Expenses before waiver and payments by affiliates[g]	0.28%
Expenses net of waiver and payments by affiliates[g]	0.26%
Net investment income[d]	1.36%
Supplemental data	
Net assets, end of period (000's)	$5
Portfolio turnover rate	29.08%

[a]For the period May 1, 2013 (effective date) to June 30, 2013.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
[e]Total return is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin Templeton Moderate Allocation Fund

Advisor Class	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$14.60	$13.69	$14.22	$12.93	$10.67	$14.35
Income from investment operations[a]:						
Net investment income[b,c]	0.09	0.36	0.37	0.36	0.30	0.40
Net realized and unrealized gains (losses)	0.41	0.95	(0.55)	1.22	2.33	(3.33)
Total from investment operations	0.50	1.31	(0.18)	1.58	2.63	(2.93)
Less distributions from:						
Net investment income	(0.09)	(0.36)	(0.35)	(0.29)	(0.27)	(0.38)
Net realized gains	(0.26)	(0.04)	—	—	(0.10)	(0.37)
Total distributions	(0.35)	(0.40)	(0.35)	(0.29)	(0.37)	(0.75)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$14.75	$14.60	$13.69	$14.22	$12.93	$10.67
Total return[f]	3.38%	9.61%	(1.24)%	12.31%	24.97%	(21.02)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	0.32%	0.28%	0.28%	0.28%	0.32%	0.43%
Expenses net of waiver and payments by affiliates[h]	0.30%	0.25%	0.25%	0.25%	0.25%	0.27%
Net investment income[c]	1.22%	2.25%	2.40%	2.67%	2.44%	2.99%
Supplemental data						
Net assets, end of period (000's)	$133,465	$123,176	$78,605	$39,641	$27,944	$11,489
Portfolio turnover rate	29.08%	25.36%	19.76%	13.94%	13.71%	7.29%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the period ended June 30, 2013.

Statement of Investments, June 30, 2013 (unaudited)

Franklin Templeton Moderate Allocation Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds		
Alternative Strategies 1.9%		
[a] Franklin Pelagos Commodities Strategy Fund	4,831,333	$ 43,240,429
[a] Franklin Pelagos Managed Futures Strategy Fund	439,387	3,563,427
		46,803,856
Domestic Equity 40.5%		
[a] Franklin Biotechnology Discovery Fund, Class R6	86,972	9,500,829
[a,b] Franklin DynaTech Fund, Class R6	3,086,269	115,333,889
[a] Franklin Flex Cap Growth Fund, Class R6	1,436,587	76,397,719
[a] Franklin Growth Fund, Class R6	5,524,719	307,174,377
[a,b] Franklin Growth Opportunities Fund, Class R6	1,864,389	47,709,711
[a] Franklin MicroCap Value Fund, Class R6	574,148	21,220,503
[a] Franklin Real Estate Securities Fund, Class R6	2,203,415	39,330,966
[a] Franklin Rising Dividends Fund, Class R6	4,859,366	208,466,781
[a] Franklin Small Cap Growth Fund, Class R6	709,786	11,548,210
[a] Franklin Utilities Fund, Class R6	6,866,402	101,966,073
iShares Core S&P 500, ETF	476,740	76,740,838
		1,015,389,896
Domestic Fixed Income 24.7%		
[a] Franklin Limited Maturity U.S. Government Securities Fund, Class R6	3,983,720	40,116,056
[a] Franklin Total Return Fund, Class R6	20,972,150	208,672,896
[a] Franklin U.S. Government Securities Fund, Class R6	43,080,816	282,179,342
iShares iBoxx $ Investment Grade Corp. Bond Fund, ETF	787,000	89,442,550
		620,410,844
Foreign Equity 16.7%		
[a] Franklin International Growth Fund, Class R6	929,696	9,269,067
[a] Franklin International Small Cap Growth Fund, Class R6	4,199,650	76,559,628
[a] Mutual European Fund, Class R6	4,214,090	94,774,892
[a] Templeton China World Fund, Class R6	757,789	26,636,287
[a] Templeton Foreign Fund, Class R6	17,428,015	122,693,223
[a] Templeton Frontier Markets Fund, Class R6	3,259,339	54,039,842
WisdomTree Japan Hedged Equity Fund (Japan)	785,800	35,840,338
		419,813,277
Foreign Fixed Income 15.3%		
[a] Franklin Templeton Emerging Market Debt Opportunities Fund	4,932,219	59,038,666
[a] Templeton Global Total Return Fund, Class R6	24,375,921	323,468,471
		382,507,137
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $2,236,609,179) 99.1%		2,484,925,010

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Franklin Templeton Moderate Allocation Fund	Shares/Units	Value
Short Term Investments (Cost $24,019,477) 1.0%		
Money Market Funds 1.0%		
[a,b] Institutional Fiduciary Trust Money Market Portfolio	24,019,477	$ 24,019,477
Total Investments in Underlying Funds and Exchange Traded Funds (Cost $2,260,628,656) 100.1%		2,508,944,487
Other Assets, less Liabilities (0.1)%		(2,063,554)
Net Assets 100.0%		$2,506,880,933

See Abbreviations on page 70.

[a] See Note 7 regarding investments in Underlying Funds.
[b] Non-income producing.

Financial Highlights

Franklin Templeton Growth Allocation Fund

Class A	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$15.81	$14.53	$15.25	$13.51	$10.48	$16.17
Income from investment operations[a]:						
Net investment income[b,c]	0.02	0.21	0.22	0.27	0.20	0.19
Net realized and unrealized gains (losses)	0.86	1.32	(0.70)	1.66	3.04	(5.00)
Total from investment operations	0.88	1.53	(0.48)	1.93	3.24	(4.81)
Less distributions from:						
Net investment income and short term gains received from underlying Funds	(0.01)	(0.25)	(0.24)	(0.19)	(0.21)	(0.22)
Net realized gains	(0.23)	—	—	—	—[d]	(0.66)
Total distributions	(0.24)	(0.25)	(0.24)	(0.19)	(0.21)	(0.88)
Redemption fees[e]	—	—	—	—	—	—[d]
Net asset value, end of period	$16.45	$15.81	$14.53	$15.25	$13.51	$10.48
Total return[f]	5.57%	10.52%	(3.15)%	14.31%	31.08%	(30.75)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	0.60%	0.55%	0.54%	0.55%	0.62%	0.76%
Expenses net of waiver and payments by affiliates[h]	0.55%	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income[c]	0.27%	1.34%	1.49%	1.93%	1.72%	1.43%
Supplemental data						
Net assets, end of period (000's)	$702,966	$655,585	$568,998	$498,511	$398,288	$283,111
Portfolio turnover rate	21.13%	31.36%	20.19%	17.28%	16.55%	8.87%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

[d]Amount rounds to less than $0.01 per share.

[e]Effective September 1, 2008, the redemption fee was eliminated.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin Templeton Growth Allocation Fund

Class C	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$15.50	$14.25	$14.97	$13.28	$10.31	$15.90
Income from investment operations[a]:						
Net investment income (loss)[b,c]	(0.04)	0.09	0.11	0.16	0.11	0.09
Net realized and unrealized gains (losses)	0.84	1.29	(0.69)	1.62	2.99	(4.90)
Total from investment operations	0.80	1.38	(0.58)	1.78	3.10	(4.81)
Less distributions from:						
Net investment income and short term gains received from underlying Funds	(0.01)	(0.13)	(0.14)	(0.09)	(0.13)	(0.12)
Net realized gains	(0.23)	—	—	—	—[d]	(0.66)
Total distributions	(0.24)	(0.13)	(0.14)	(0.09)	(0.13)	(0.78)
Redemption fees[e]	—	—	—	—	—	—[d]
Net asset value, end of period	$16.06	$15.50	$14.25	$14.97	$13.28	$10.31
Total return[f]	5.16%	9.71%	(3.91)%	13.44%	30.19%	(31.26)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	1.35%	1.30%	1.29%	1.30%	1.37%	1.51%
Expenses net of waiver and payments by affiliates[h]	1.30%	1.25%	1.25%	1.25%	1.25%	1.26%
Net investment income (loss)[c]	(0.48)%	0.59%	0.74%	1.18%	0.97%	0.68%
Supplemental data						
Net assets, end of period (000's)	$262,227	$241,787	$218,071	$192,597	$153,267	$106,379
Portfolio turnover rate	21.13%	31.36%	20.19%	17.28%	16.55%	8.87%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
[d]Amount rounds to less than $0.01 per share.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.
[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the period ended June 30, 2013.

Franklin Templeton Growth Allocation Fund

Class R	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$15.63	$14.37	$15.09	$13.38	$10.38	$16.02
Income from investment operations[a]:						
Net investment income[b,c]	—[d]	0.16	0.19	0.25	0.19	0.17
Net realized and unrealized gains (losses)	0.85	1.31	(0.70)	1.63	3.00	(4.96)
Total from investment operations	0.85	1.47	(0.51)	1.88	3.19	(4.79)
Less distributions from:						
Net investment income and short term gains received from underlying Funds	(0.01)	(0.21)	(0.21)	(0.17)	(0.19)	(0.19)
Net realized gains	(0.23)	—	—	—	—[d]	(0.66)
Total distributions	(0.24)	(0.21)	(0.21)	(0.17)	(0.19)	(0.85)
Redemption fees[e]	—	—	—	—	—	—[d]
Net asset value, end of period	$16.24	$15.63	$14.37	$15.09	$13.38	$10.38
Total return[f]	5.44%	10.22%	(3.40)%	14.02%	30.87%	(30.92)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	0.85%	0.80%	0.79%	0.80%	0.87%	1.01%
Expenses net of waiver and payments by affiliates[h]	0.80%	0.75%	0.75%	0.75%	0.75%	0.76%
Net investment income[c]	0.02%	1.09%	1.24%	1.68%	1.47%	1.18%
Supplemental data						
Net assets, end of period (000's)	$174,342	$169,873	$147,126	$120,070	$68,599	$35,485
Portfolio turnover rate	21.13%	31.36%	20.19%	17.28%	16.55%	8.87%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

[d]Amount rounds to less than $0.01 per share.

[e]Effective September 1, 2008, the redemption fee was eliminated.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin Templeton Growth Allocation Fund

Class R6	Six Months Ended June 30, 2013[a] (unaudited)
Per share operating performance	
(for a share outstanding throughout the period)	
Net asset value, beginning of period	$16.88
Income from investment operations[b]:	
Net investment income[c,d]	0.02
Net realized and unrealized gains (losses)	(0.15)
Total from investment operations	(0.13)
Less distributions from net realized gains	(0.23)
Net asset value, end of period	$16.52
Total return[e]	(0.79)%
Ratios to average net assets[f]	
Expenses before waiver and payments by affiliates[g]	0.28%
Expenses net of waiver and payments by affiliates[g]	0.22%
Net investment income[d]	0.70%
Supplemental data	
Net assets, end of period (000's)	$5
Portfolio turnover rate	21.13%

[a]For the period May 1, 2013 (effective date) to June 30, 2013.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
[e]Total return is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin Templeton Growth Allocation Fund

Advisor Class	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$15.85	$14.56	$15.28	$13.53	$10.49	$16.19
Income from investment operations[a]:						
Net investment income[b,c]	0.04	0.25	0.32	0.30	0.24	0.27
Net realized and unrealized gains (losses)	0.86	1.32	(0.76)	1.68	3.04	(5.06)
Total from investment operations	0.90	1.57	(0.44)	1.98	3.28	(4.79)
Less distributions from:						
Net investment income and short term gains received from underlying Funds	(0.01)	(0.28)	(0.28)	(0.23)	(0.24)	(0.25)
Net realized gains	(0.23)	—	—	—	—[d]	(0.66)
Total distributions	(0.24)	(0.28)	(0.28)	(0.23)	(0.24)	(0.91)
Redemption fees[e]	—	—	—	—	—	—[d]
Net asset value, end of period	$16.51	$15.85	$14.56	$15.28	$13.53	$10.49
Total return[f]	5.68%	10.84%	(2.90)%	14.61%	31.43%	(30.56)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	0.35%	0.30%	0.29%	0.30%	0.37%	0.51%
Expenses net of waiver and payments by affiliates[h]	0.30%	0.25%	0.25%	0.25%	0.25%	0.26%
Net investment income[c]	0.52%	1.59%	1.74%	2.18%	1.97%	1.68%
Supplemental data						
Net assets, end of period (000's)	$65,296	$55,810	$48,957	$23,313	$18,994	$11,059
Portfolio turnover rate	21.13%	31.36%	20.19%	17.28%	16.55%	8.87%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
[d]Amount rounds to less than $0.01 per share.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Total return is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.
[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the period ended June 30, 2013.

Statement of Investments, June 30, 2013 (unaudited)

Franklin Templeton Growth Allocation Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds		
Alternative Strategies 2.8%		
[a]Franklin Pelagos Commodities Strategy Fund	3,486,326	$ 31,202,613
[a]Franklin Pelagos Managed Futures Strategy Fund	307,611	2,494,724
		33,697,337
Domestic Equity 56.7%		
[a]Franklin Biotechnology Discovery Fund, Class R6	56,271	6,147,008
[a,b]Franklin DynaTech Fund, Class R6	2,174,991	81,279,427
[a]Franklin Flex Cap Growth Fund, Class R6	954,766	50,774,451
[a]Franklin Growth Fund, Class R6	3,574,450	198,739,420
[a,b]Franklin Growth Opportunities Fund, Class R6	1,391,648	35,612,278
[a]Franklin MicroCap Value Fund, Class R6	421,685	15,585,473
[a]Franklin Real Estate Securities Fund, Class R6	1,562,562	27,891,735
[a]Franklin Rising Dividends Fund, Class R6	3,291,752	141,216,174
[a]Franklin Small Cap Growth Fund, Class R6	460,001	7,484,222
[a]Franklin Utilities Fund, Class R6	4,396,044	65,281,256
iShares Core S&P 500, ETF	334,225	53,800,199
		683,811,643
Domestic Fixed Income 8.7%		
[a]Franklin Limited Maturity U.S. Government Securities Fund, Class R6	519,152	5,227,859
[a]Franklin Total Return Fund, Class R6	3,377,821	33,609,321
[a]Franklin U.S. Government Securities Fund, Class R6	7,160,839	46,903,496
iShares iBoxx $ Investment Grade Corp. Bond Fund, ETF	168,900	19,195,485
		104,936,161
Foreign Equity 25.5%		
[a]Franklin International Growth Fund, Class R6	669,461	6,674,528
[a]Franklin International Small Cap Growth Fund, Class R6	3,128,260	57,028,177
[a]Mutual European Fund, Class R6	3,073,440	69,121,666
[a]Templeton China World Fund, Class R6	568,902	19,996,888
[a]Templeton Foreign Fund, Class R6	12,256,921	86,288,723
[a]Templeton Frontier Markets Fund, Class R6	2,606,866	43,221,837
WisdomTree Japan Hedged Equity Fund (Japan)	548,200	25,003,402
		307,335,221
Foreign Fixed Income 5.2%		
[a]Franklin Templeton Emerging Market Debt Opportunities Fund	776,074	9,289,606
[a]Templeton Global Total Return Fund, Class R6	4,010,433	53,218,452
		62,508,058
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,012,617,606) 98.9%		1,192,288,420

Franklin Templeton Fund Allocator Series

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Franklin Templeton Growth Allocation Fund	Shares/Units	Value
Short Term Investments (Cost $13,876,836) 1.2%		
Money Market Funds 1.2%		
[a,b] Institutional Fiduciary Trust Money Market Portfolio	13,876,836	$ 13,876,836
Total Investments in Underlying Funds and Exchange Traded Funds (Cost $1,026,494,442) 100.1%		1,206,165,256
Other Assets, less Liabilities (0.1)%		(1,330,027)
Net Assets 100.0%		$1,204,835,229

See Abbreviations on page 70.

[a] See Note 7 regarding investments in Underlying Funds.
[b] Non-income producing.

Financial Statements

Statements of Assets and Liabilities

June 30, 2013 (unaudited)

	Franklin Templeton Conservative Allocation Fund	Franklin Templeton Moderate Allocation Fund	Franklin Templeton Growth Allocation Fund
Assets:			
Cost - Underlying Funds (Note 7)	$1,298,636,062	$2,060,761,757	$ 931,644,834
Cost - Exchange traded funds	127,157,203	199,866,899	94,849,608
Total cost of investments	$1,425,793,265	$2,260,628,656	$1,026,494,442
Value - Underlying Funds (Note 7)	$1,403,886,580	$2,306,920,761	$1,108,166,170
Value - Exchange traded funds	123,287,371	202,023,726	97,999,086
Total value of investments	1,527,173,951	2,508,944,487	1,206,165,256
Receivables:			
Capital shares sold	3,608,242	5,709,014	2,891,543
Dividends	153,900	385,444	266,166
Other assets	423	698	222
Total assets	1,530,936,516	2,515,039,643	1,209,323,187
Liabilities:			
Payables:			
Capital shares redeemed	3,906,222	4,935,166	2,979,317
Affiliates	1,652,608	2,524,358	1,160,300
Unaffiliated transfer agent fees	340,485	580,488	309,504
Accrued expenses and other liabilities	56,918	118,698	38,837
Total liabilities	5,956,233	8,158,710	4,487,958
Net assets, at value	$1,524,980,283	$2,506,880,933	$1,204,835,229
Net assets consist of:			
Paid-in capital	$1,384,817,952	$2,202,424,175	$1,004,524,045
Undistributed net investment income	622,190	705,247	516,885
Net unrealized appreciation (depreciation)	101,380,686	248,315,831	179,670,814
Accumulated net realized gain (loss)	38,159,455	55,435,680	20,123,485
Net assets, at value	$1,524,980,283	$2,506,880,933	$1,204,835,229

Statements of Assets and Liabilities *(continued)*

June 30, 2013 (unaudited)

	Franklin Templeton Conservative Allocation Fund	Franklin Templeton Moderate Allocation Fund	Franklin Templeton Growth Allocation Fund
Class A:			
Net assets, at value	$ 804,559,937	$1,477,783,572	$ 702,965,732
Shares outstanding	57,361,612	100,224,185	42,740,161
Net asset value per share[a]	$14.03	$14.74	$16.45
Maximum offering price per share (net asset value per share ÷ 94.25%)	$14.89	$15.64	$17.45
Class C:			
Net assets, at value	$ 468,257,314	$ 622,933,469	$ 262,226,895
Shares outstanding	33,940,908	43,214,469	16,325,643
Net asset value and maximum offering price per share[a]	$13.80	$14.41	$16.06
Class R:			
Net assets, at value	$ 164,498,795	$ 272,693,613	$ 174,342,011
Shares outstanding	11,769,875	18,556,645	10,735,589
Net asset value and maximum offering price per share	$13.98	$14.70	$16.24
Class R6			
Net assets, at value	$ 4,793	$ 4,811	$ 4,891
Shares outstanding	342	326	296
Net asset value and maximum offering price per share	$14.01	$14.76	$16.52
Advisor Class:			
Net assets, at value	$ 87,659,444	$ 133,465,468	$ 65,295,700
Shares outstanding	6,253,905	9,049,219	3,955,597
Net asset value and maximum offering price per share	$14.02	$14.75	$16.51

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Financial Statements *(continued)*

Statements of Operations

for the six months ended June 30, 2013 (unaudited)

	Franklin Templeton Conservative Allocation Fund	Franklin Templeton Moderate Allocation Fund	Franklin Templeton Growth Allocation Fund
Investment income:			
Dividends:			
Underlying Funds (Note 7)	$ 13,241,025	$16,840,061	$ 3,923,031
Exchange traded funds	1,394,014	2,168,483	940,034
Total investment income	14,635,039	19,008,544	4,863,065
Expenses:			
Asset allocation fees (Note 3a)	1,872,231	3,088,234	1,465,746
Distribution fees: (Note 3c)			
Class A	1,007,857	1,842,655	861,099
Class B	943	1,768	599
Class C	2,307,816	3,115,861	1,280,591
Class R	429,852	697,250	441,151
Transfer agent fees: (Note 3e)			
Class A	497,504	1,033,986	604,405
Class B	121	246	109
Class C	285,711	437,086	225,261
Class R	106,212	195,692	154,837
Advisor Class	55,087	92,388	55,467
Custodian fees (Note 4)	569	998	415
Reports to shareholders	60,715	122,751	69,089
Registration and filing fees	61,652	84,307	53,513
Professional fees	20,284	24,400	18,679
Trustees' fees and expenses	5,959	9,683	4,382
Other	12,722	14,235	9,816
Expenses borne by Underlying Funds (Note 8)	(567,390)	(1,046,530)	(596,817)
Total expenses	6,157,845	9,715,010	4,648,342
Expenses waived/paid by affiliates (Note 3f)	(135,575)	(335,479)	(308,111)
Net expenses	6,022,270	9,379,531	4,340,231
Net investment income	8,612,769	9,629,013	522,834
Realized and unrealized gains (losses):			
Net realized gain (loss) from sale of investments:			
Underlying Funds (Note 7)	33,314,680	51,384,931	18,280,423
Exchange traded funds	9,927,468	10,756,522	3,639,748
Net realized gain (loss)	43,242,148	62,141,453	21,920,171
Net change in unrealized appreciation (depreciation) on investments	(26,414,706)	5,895,545	38,888,569
Net realized and unrealized gain (loss)	16,827,442	68,036,998	60,808,740
Net increase (decrease) in net assets resulting from operations	$ 25,440,211	$77,666,011	$61,331,574

Statements of Changes in Net Assets

	Franklin Templeton Conservative Allocation Fund		Franklin Templeton Moderate Allocation Fund	
	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
Increase (decrease) in net assets:				
Operations:				
Net investment income	$ 8,612,769	$ 25,740,307	$ 9,629,013	$ 43,249,674
Net realized gain (loss) from Underlying Funds and Exchange traded funds	43,242,148	31,831,797	62,141,453	66,463,206
Net change in unrealized appreciation (depreciation) on investments	(26,414,706)	50,689,377	5,895,545	95,717,335
Net increase (decrease) in net assets resulting from operations	25,440,211	108,261,481	77,666,011	205,430,215
Distributions to shareholders from:				
Net investment income:				
Class A	(5,119,680)	(16,902,240)	(6,639,881)	(32,136,506)
Class B	—	(16,144)	—	(30,222)
Class C	(1,341,640)	(6,523,335)	(623,278)	(9,224,627)
Class R	(861,458)	(3,412,606)	(905,227)	(5,505,201)
Class R6	(23)	—	(17)	—
Advisor Class	(667,778)	(2,045,502)	(755,363)	(2,662,305)
Net realized gains:				
Class A	(11,001,495)	(1,499,241)	(25,108,523)	(3,759,993)
Class B	—	(1,681)	—	(4,170)
Class C	(6,493,198)	(869,630)	(10,843,344)	(1,599,514)
Class R	(2,250,262)	(342,581)	(4,656,623)	(724,273)
Class R6	(66)	—	(83)	—
Advisor Class	(1,192,972)	(161,726)	(2,259,174)	(317,817)
Total distributions to shareholders	(28,928,572)	(31,774,686)	(51,791,513)	(55,964,628)
Capital share transactions: (Note 2)				
Class A	12,022,629	28,619,249	9,832,343	40,977,549
Class B	(904,216)	(4,299,894)	(1,651,045)	(8,696,685)
Class C	17,577,462	2,477,331	11,378,617	14,125,634
Class R	(14,109,995)	20,071,437	(5,402,904)	9,048,172
Class R6	5,000	—	5,000	—
Advisor Class	2,167,487	473,630	9,024,266	38,942,303
Total capital share transactions	16,758,367	47,341,753	23,186,277	94,396,973
Net increase (decrease) in net assets	13,270,006	123,828,548	49,060,775	243,862,560
Net assets:				
Beginning of period	1,511,710,277	1,387,881,729	2,457,820,158	2,213,957,598
End of period	$1,524,980,283	$1,511,710,277	$2,506,880,933	$2,457,820,158
Net assets:				
Undistributed net investment income included in net assets:	$ 622,190	$ —	$ 705,247	$ —

Financial Statements *(continued)*

Statements of Changes in Net Assets *(continued)*

	Franklin Templeton Growth Allocation Fund	
	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
Increase (decrease) in net assets:		
Operations:		
Net investment income	$ 522,834	$ 12,576,392
Net realized gain (loss) from Underlying Funds and Exchange traded funds	21,920,171	42,563,990
Net change in unrealized appreciation (depreciation) on investments	38,888,569	49,590,409
Net increase (decrease) in net assets resulting from operations	61,331,574	104,730,791
Distributions to shareholders from:		
Net investment income:		
Class A	(582,622)	(10,062,401)
Class B	—	(11,110)
Class C	(221,846)	(2,049,994)
Class R	(151,837)	(2,258,982)
Advisor Class	(53,909)	(980,582)
Net realized gains:		
Class A	(9,483,691)	—
Class B	—	—
Class C	(3,618,733)	—
Class R	(2,400,516)	—
Class R6	(67)	—
Advisor Class	(877,287)	—
Total distributions to shareholders	(17,390,508)	(15,363,069)
Capital share transactions: (Note 2)		
Class A	21,214,898	35,287,382
Class B	(652,170)	(4,195,799)
Class C	11,751,795	4,440,651
Class R	(2,206,997)	8,788,135
Class R6	5,000	—
Advisor Class	7,093,880	2,274,206
Total capital share transactions	37,206,406	46,594,575
Net increase (decrease) in net assets	81,147,472	135,962,297
Net assets:		
Beginning of period	1,123,687,757	987,725,460
End of period	$1,204,835,229	$1,123,687,757
Undistributed net investment income included in net assets:		
End of period	$ 516,885	$ 1,004,265

1. Organization and Significant Accounting Policies

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of ten separate funds, three of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Effective May 1, 2013 the Funds began offering a new class of shares, Class R6. Effective March 1, 2013, all Class B shares were converted to Class A. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds' shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's Public Reference Room in Washington, D.C. The Underlying Funds' shareholder reports are not covered by this report.

The following summarizes the Funds' significant accounting policies.

a. Financial Instrument Valuation

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing net asset value each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

b. Income Taxes

It is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is "more likely than not" to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2013, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund's financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax

1. Organization and Significant Accounting Policies *(continued)*

b. Income Taxes *(continued)*

returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under

Notes to Financial Statements (unaudited) *(continued)*

1. Organization and Significant Accounting Policies *(continued)*

c. Guarantees and Indemnifications *(continued)*

these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At June 30, 2013, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:

	Franklin Templeton Conservative Allocation Fund		Franklin Templeton Moderate Allocation Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended June 30, 2013				
Shares sold	7,745,647	$ 111,848,245	11,381,203	$ 172,071,068
Shares issued in reinvestment of distributions	1,114,104	15,597,831	2,113,726	31,062,434
Shares redeemed	(8,005,165)	(115,423,447)	(12,812,656)	(193,301,159)
Net increase (decrease)	854,586	$ 12,022,629	682,273	$ 9,832,343
Year ended December 31, 2012				
Shares sold	16,160,456	$ 223,700,018	25,983,423	$ 372,196,415
Shares issued in reinvestment of distributions	1,268,562	17,646,709	2,424,428	34,953,729
Shares redeemed	(15,345,153)	(212,727,478)	(25,484,461)	(366,172,595)
Net increase (decrease)	2,083,865	$ 28,619,249	2,923,390	$ 40,977,549
Class B Shares:				
Six Months ended June 30, 2013[a]				
Shares redeemed	(63,132)	$ (904,216)	(110,413)	$ (1,651,045)
Net increase (decrease)	(63,132)	$ (904,216)	(110,413)	$ (1,651,045)
Year ended December 31, 2012				
Shares sold	5,982	$ 82,344	36,373	$ 521,496
Shares issued in reinvestment of distributions	1,114	15,472	2,093	30,222
Shares redeemed	(318,452)	(4,397,710)	(647,569)	(9,248,403)
Net increase (decrease)	(311,356)	$ (4,299,894)	(609,103)	$ (8,696,685)
Class C Shares:				
Six Months ended June 30, 2013				
Shares sold	4,616,834	$ 65,532,975	4,461,779	$ 65,909,089
Shares issued in reinvestment of distributions	541,044	7,430,577	764,494	10,955,665
Shares redeemed	(3,903,569)	(55,386,090)	(4,426,671)	(65,486,137)
Net increase (decrease)	1,254,309	$ 17,577,462	799,602	$ 11,378,617
Year ended December 31, 2012				
Shares sold	7,111,935	$ 96,802,198	9,337,192	$ 130,576,558
Shares issued in reinvestment of distributions	503,707	6,908,819	721,400	10,196,369
Shares redeemed	(7,439,133)	(101,233,686)	(9,044,554)	(126,647,293)
Net increase (decrease)	176,509	$ 2,477,331	1,014,038	$ 14,125,634

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Templeton Conservative Allocation Fund		Franklin Templeton Moderate Allocation Fund	
	Shares	Amount	Shares	Amount
Class R Shares:				
Six Months ended June 30, 2013				
Shares sold	1,392,262	$ 20,011,957	1,736,346	$ 26,073,667
Shares issued in reinvestment of distributions	216,857	3,023,591	369,763	5,411,835
Shares redeemed	(2,581,778)	(37,145,543)	(2,447,850)	(36,888,406)
Net increase (decrease)	(972,659)	$ (14,109,995)	(341,741)	$ (5,402,904)
Year ended December 31, 2012				
Shares sold	4,392,390	$ 60,445,700	5,967,428	$ 84,831,929
Shares issued in reinvestment of distributions	262,159	3,635,818	421,989	6,066,941
Shares redeemed	(3,180,910)	(44,010,081)	(5,722,387)	(81,850,698)
Net increase (decrease)	1,473,639	$ 20,071,437	667,030	$ 9,048,172
Class R6 Shares:				
Six Months ended June 30, 2013[b]				
Shares sold	342	$ 5,000	326	$ 5,000
Net increase (decrease)	342	$ 5,000	326	$ 5,000
Advisor Class Shares:				
Six Months ended June 30, 2013				
Shares sold	734,925	$ 10,591,290	1,792,285	$ 27,019,452
Shares issued in reinvestment of distributions	128,403	1,797,889	200,407	2,946,936
Shares redeemed	(706,651)	(10,221,692)	(1,381,786)	(20,942,122)
Net increase (decrease)	156,677	$ 2,167,487	610,906	$ 9,024,266
Year ended December 31, 2012				
Shares sold	1,348,239	$ 18,667,747	4,556,914	$ 65,724,093
Shares issued in reinvestment of distributions	153,878	2,138,266	201,251	2,903,150
Shares redeemed	(1,460,687)	(20,332,383)	(2,062,589)	(29,684,940)
Net increase (decrease)	41,430	$ 473,630	2,695,576	$ 38,942,303

	Franklin Templeton Growth Allocation Fund	
	Shares	Amount
Class A Shares:		
Six Months ended June 30, 2013		
Shares sold	5,628,225	$ 93,674,519
Shares issued in reinvestment of distributions	601,385	9,842,537
Shares redeemed	(4,954,298)	(82,302,158)
Net increase (decrease)	1,275,312	$ 21,214,898
Year ended December 31, 2012		
Shares sold	11,182,793	$ 171,827,261
Shares issued in reinvestment of distributions	625,859	9,793,870
Shares redeemed	(9,506,199)	(146,333,749)
Net increase (decrease)	2,302,453	$ 35,287,382

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Templeton Growth Allocation Fund	
	Shares	Amount
Class B Shares:		
Six Months ended June 30, 2013[a]		
Shares redeemed	(40,287)	$ (652,170)
Net increase (decrease)	(40,287)	$ (652,170)
Year ended December 31, 2012		
Shares sold	6,729	$ 100,871
Shares issued in reinvestment of distributions	675	10,436
Shares redeemed	(286,344)	(4,307,106)
Net increase (decrease)	(278,940)	$ (4,195,799)
Class C Shares:		
Six Months ended June 30, 2013		
Shares sold	2,190,414	$ 35,654,287
Shares issued in reinvestment of distributions	231,642	3,703,377
Shares redeemed	(1,692,385)	(27,605,869)
Net increase (decrease)	729,671	$ 11,751,795
Year ended December 31, 2012		
Shares sold	3,564,030	$ 53,559,955
Shares issued in reinvestment of distributions	126,835	1,946,906
Shares redeemed	(3,394,737)	(51,066,210)
Net increase (decrease)	296,128	$ 4,440,651
Class R Shares:		
Six Months ended June 30, 2013		
Shares sold	985,334	$ 16,206,995
Shares issued in reinvestment of distributions	152,847	2,469,633
Shares redeemed	(1,268,627)	(20,883,625)
Net increase (decrease)	(130,446)	$ (2,206,997)
Year ended December 31, 2012		
Shares sold	3,813,222	$ 57,301,873
Shares issued in reinvestment of distributions	141,537	2,190,774
Shares redeemed	(3,327,823)	(50,704,512)
Net increase (decrease)	626,936	$ 8,788,135
Class R6 Shares:		
Six Months ended June 30, 2013[b]		
Shares sold	296	$ 5,000
Net increase (decrease)	296	$ 5,000

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Templeton Growth Allocation Fund	
	Shares	Amount
Advisor Class Shares:		
Six Months ended June 30, 2013		
Shares sold	754,468	$ 12,460,297
Shares issued in reinvestment of distributions	56,124	921,862
Shares redeemed	(376,751)	(6,288,279)
Net increase (decrease)	433,841	$ 7,093,880
Year ended December 31, 2012		
Shares sold	1,180,265	$ 18,209,087
Shares issued in reinvestment of distributions	61,822	969,906
Shares redeemed	(1,082,490)	(16,904,787)
Net increase (decrease)	159,597	$ 2,274,206

[a]Effective March 1, 2013, all Class B shares were converted to Class A.

[b]For the period May 1, 2013 (effective date) to May 31, 2013.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds and ETFs.

b. Administrative Fees

FT Services, under terms of an agreement, provides administrative services to the Funds and is not paid by the Funds for the services.

3. Transactions with Affiliates *(continued)*

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class B, C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class B	1.00%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

	Franklin Templeton Conservative Allocation Fund	Franklin Templeton Moderate Allocation Fund	Franklin Templeton Growth Allocation Fund
Sales charges retained net of commissions paid to unaffiliated broker/dealers	$315,165	$645,660	$349,674
CDSC retained	$ 26,726	$ 28,205	$ 15,477

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

c. Transfer Agent Fees *(continued)*

For the period ended June 30, 2013, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Templeton Conservative Allocation Fund	Franklin Templeton Moderate Allocation Fund	Franklin Templeton Growth Allocation Fund
Transfer agent fees	$365,271	$725,972	$477,116

f. Waiver and Expense Reimbursements

Effective May 1, 2013, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Funds do not exceed the following (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2014:

	Franklin Templeton Conservative Allocation Fund	Franklin Templeton Moderate Allocation Fund	Franklin Templeton Growth Allocation Fund
Class A, Class C, Class R & Advisor Class	0.40%	0.40%	0.40%
Class R6	0.28%	0.26%	0.22%

Prior to May 1, 2013, expenses were limited to 0.25%.

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended June 30, 2013, there were no credits earned.

5. Income Taxes

At June 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Templeton Conservative Allocation Fund	Franklin Templeton Moderate Allocation Fund	Franklin Templeton Growth Allocation Fund
Cost of investments	$1,429,588,625	$2,264,738,096	$1,027,417,291
Unrealized appreciation	$ 124,522,169	$ 278,230,375	$ 189,194,841
Unrealized depreciation	(26,936,843)	(34,023,984)	(10,446,876)
Net unrealized appreciation (depreciation)	$ 97,585,326	$ 244,206,391	$ 178,747,965

5. Income Taxes *(continued)*

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and ETFs and wash sales.

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the period ended June 30, 2013, were as follows:

	Franklin Templeton Conservative Allocation Fund	Franklin Templeton Moderate Allocation Fund	Franklin Templeton Growth Allocation Fund
Purchases	$748,527,031	$864,481,639	$288,399,927
Sales	$482,999,443	$706,095,196	$244,604,142

7. Investments in Underlying Funds

The Funds invest primarily in the Underlying Funds which are managed by Advisers (or by an affiliate of Advisers). The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the Funds are reduced on assets invested in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund) in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Investments in Underlying Funds for the period ended June 30, 2013, were as follows:

Underlying Funds	Number of Shares Held at Beginning of Period[a]	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Period
Franklin Templeton Conservative Allocation Fund								
Franklin Biotechnology Discovery Fund, R6	—	39,443	—	39,443	$ 4,308,779	$ —	$ —	0.56%
Franklin DynaTech Fund, Class R6	1,271,884	253,392	—	1,525,276	56,999,581	—	—	3.73%
Franklin Flex Cap Growth Fund, Class R6	612,618	—	—	612,618	32,578,982	—	—	0.97%
Franklin Gold and Precious Metals Fund, Advisor Class	403,260	—	403,260	—	—[a]	—	2,322,379	—
Franklin Growth Fund,Class R6	2,785,302	—	280,103	2,505,199	139,289,059	—	1,306,128	1.80%
Franklin Growth Opportunities Fund,Class R6	761,790	75,879	—	837,669	21,435,951	—	—	4.16%

Notes to Financial Statements (unaudited) *(continued)*

7. Investments in Underlying Funds *(continued)*

Underlying Funds	Number of Shares Held at Beginning of Period[a]	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Period
Franklin Templeton Conservative Allocation Fund *(continued)*								
Franklin High Income Fund, Advisor Class	11,820,613	2,051,950	13,872,563	—	$ —[b]	$ 289,264	$ 1,851,480	—
Franklin International Growth Fund, Class R6	—	483,902	62,451	421,451	4,201,863	—	6,870	3.23%
Franklin International Small Cap Growth Fund,Class R6	2,033,171	201,567	313,509	1,921,229	35,024,011	—	318,043	2.92%
Franklin Limited Maturity U.S. Government Securities Fund, Class R6	—	3,150,816	—	3,150,816	31,728,719	229,829	—	5.88%
Franklin MicroCap Value Fund, Class R6	540,877	—	269,253	271,624	10,039,214	—	1,357,610	2.05%
Franklin Pelagos Commodities Strategy Fund	2,355,547	—	—	2,355,547	21,082,149	—	—	20.58%
Franklin Pelagos Managed Futures Strategy Fund	210,781	—	—	210,781	1,709,438	—	—	15.10%
Franklin Real Estate Securities Fund, Class R6	944,532	7,243	—	951,775	16,989,189	131,250	—	3.58%
Franklin Rising Dividends Fund, Class R6	2,280,514	5	—	2,280,519	97,834,268	—	—	0.86%
Franklin Small Cap Growth Fund, Class R6	—	332,440	—	332,440	5,408,794	—	—	0.79%
Franklin Templeton Emerging Market Debt Opportunities Fund	3,548,095	516,320	—	4,064,415	48,651,052	—	—	8.65%
Franklin Total Return Fund, Class R6	11,915,656	5,328,143	—	17,243,799	171,575,797	2,455,684	—	3.16%
Franklin U.S. Government Securities Fund,Class R6	25,096,056	12,303,524	1,074,999	36,324,581	237,926,004	4,225,969	(38,485)	2.55%
Franklin Utilities Fund,Class R6	2,793,829	46,469	—	2,840,298	42,178,432	681,457	—	0.87%
Institutional Fiduciary Trust Money Market Portfolio	292,053,115	100,267,613	374,502,000	17,818,728	17,818,728	—	—	0.11%
Mutual European Fund, Class R6	2,114,849	—	337,446	1,777,403	39,973,802	—	487,703	1.93%
Templeton China World Fund, Class R6	427,738	—	58,329	369,409	12,984,737	—	331,471	1.45%
Templeton Foreign Fund, Class R6	9,868,178	—	1,915,579	7,952,599	55,986,298	—	13,401	—
Templeton Frontier Markets Fund, Class R6	1,569,088	—	221,632	1,347,456	22,340,813	—	418,885	1.75%
Templeton Global Bond Fund, Advisor Class	13,069,762	7,999,139	21,068,901	—	—[b]	1,669,489	24,039,195	0.00%
Templeton Global Total Return Fund, Class R6	—	20,785,299	—	20,785,299	275,820,920	3,558,083	—	3.95%
Total					$1,403,886,580	$13,241,025	$33,314,680	

7. Investments in Underlying Funds *(continued)*

Underlying Funds	Number of Shares Held at Beginning of Period[a]	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Period
Franklin Templeton Moderate Allocation Fund								
Franklin Biotechnology Discovery Fund, Class R6	—	86,972	—	86,972	$ 9,500,829	$ —	$ —	1.23%
Franklin DynaTech Fund, Class R6	2,594,971	517,018	25,720	3,086,269	115,333,889	—	(17,490)	7.54%
Franklin Flex Cap Growth Fund, Class R6	1,448,594	—	12,007	1,436,587	76,397,719	—	40,933	2.26%
Franklin Gold and Precious Metals Fund, Advisor Class	868,205	—	868,205	—	—[b]	—	5,200,427	—
Franklin Growth Fund, Class R6	6,162,727	—	638,008	5,524,719	307,174,377	—	2,939,002	3.96%
Franklin Growth Opportunities Fund, Class R6	1,709,119	170,248	14,978	1,864,389	47,709,711	—	(7,039)	9.25%
Franklin High Income Fund, Advisor Class	17,572,561	205,261	17,777,822	—	—[b]	430,022	2,764,514	—
Franklin International Growth Fund, Class R6	—	1,033,171	103,475	929,696	9,269,067	—	11,382	7.12%
Franklin International Small Cap Growth Fund, Class R6	4,302,421	425,532	528,303	4,199,650	76,559,628	—	449,873	6.37%
Franklin Limited Maturity U.S. Government Securities Fund, Class R6	—	3,983,720	—	3,983,720	40,116,056	290,405	—	7.43%
Franklin MicroCap Value Fund, Class R6	1,152,605	—	578,457	574,148	21,220,503	—	2,968,873	4.33%
Franklin Pelagos Commodities Strategy Fund	4,872,521	—	41,188	4,831,333	43,240,429	—	(27,184)	42.21%
Franklin Pelagos Managed Futures Strategy Fund	439,387	—	—	439,387	3,563,427	—	—	31.47%
Franklin Real Estate Securities Fund, Class R6	2,204,890	16,824	18,299	2,203,415	39,330,966	304,879	8,062	8.28%
Franklin Rising Dividends Fund, Class R6	4,898,880	12	39,526	4,859,366	208,466,781	—	168,778	1.83%
Franklin Small Cap Growth Fund, Class R6	—	709,786	—	709,786	11,548,210	—	—	1.69%
Franklin Templeton Emerging Market Debt Opportunities Fund	5,320,004	373,349	761,134	4,932,219	59,038,666	—	(168,352)	10.49%
Franklin Total Return Fund, Class R6	16,701,571	4,270,579	—	20,972,150	208,672,896	3,025,734	—	3.84%
Franklin U.S. Government Securities Fund, Class R6	36,475,547	8,331,020	1,725,751	43,080,816	282,179,342	4,994,936	(54,627)	3.02%
Franklin Utilities Fund, Class R6	6,808,619	112,793	55,010	6,866,402	101,966,073	1,654,003	18,153	2.09%
Institutional Fiduciary Trust Money Market Portfolio	212,902,609	186,225,223	375,108,355	24,019,477	24,019,477	—	—	0.15%

Notes to Financial Statements (unaudited) *(continued)*

7. Investments in Underlying Funds *(continued)*

Underlying Funds	Number of Shares Held at Beginning of Period[a]	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Period
Franklin Templeton Moderate Allocation Fund *(continued)*								
Mutual European Fund, Class R6	4,858,140	—	644,050	4,214,090	$ 94,774,892	$ —	$ 740,000	4.58%
Templeton China World Fund, Class R6	849,325	—	91,536	757,789	26,636,287	—	728,870	2.97%
Templeton Foreign Fund, Class R6	20,986,465	—	3,558,450	17,428,015	122,693,223	—	812,179	2.11%
Templeton Frontier Markets Fund, Class R6	3,671,761	—	412,422	3,259,339	54,039,842	—	763,847	4.24%
Templeton Global Bond Fund, Advisor Class	19,641,605	5,681,188	25,322,793	—	—[b]	2,002,299	34,044,730	—
Templeton Global Total Return Fund, Class R6	—	24,375,921	—	24,375,921	323,468,471	4,137,783	—	4.63%
Total					$2,306,920,761	$16,840,061	$51,384,931	
Franklin Templeton Growth Allocation Fund								
Franklin Biotechnology Discovery Fund, Class R6	—	56,271.00	—	56,271	$ 6,147,008	$ —	$ —	0.79%
Franklin DynaTech Fund, Class R6	1,798,014	376,977	—	2,174,991	81,279,427	—	—	5.31%
Franklin Flex Cap Growth Fund, Class R6	946,428	8,338	—	954,766	50,774,451	—	—	1.50%
Franklin Gold and Precious Metals Fund, Advisor Class	553,693	—	553,693	—	—[a]	—	6,628,908	0.00%
Franklin Growth Fund, Class R6	3,947,614	31,925	405,089	3,574,450	198,739,420	—	1,701,889	2.56%
Franklin Growth Opportunities Fund, Class R6	1,254,464	137,184	—	1,391,648	35,612,278	—	—	6.91%
Franklin High Income Fund, Advisor Class	2,682,171	31,330	2,713,501	—	—[b]	65,636	409,821	0.00%
Franklin International Growth Fund, Class R6	—	669,461	—	669,461	6,674,528	—	—	5.13%
Franklin International Small Cap Growth Fund, Class R6	2,820,910	307,350	—	3,128,260	57,028,177	—	—	4.75%
Franklin Limited Maturity U.S. Government Securities Fund, Class R6	—	574,599	55,447	519,152	5,227,859	40,182	(555)	0.97%
Franklin MicroCap Value Fund, Class R6	832,697	3,643	414,655	421,685	15,585,473	—	1,233,142	3.18%
Franklin Pelagos Commodities Strategy Fund	3,453,477	32,849	—	3,486,326	31,202,613	—	—	30.46%
Franklin Pelagos Managed Futures Strategy Fund	307,611	—	—	307,611	2,494,724	—	—	22.03%
Franklin Real Estate Securities Fund, Class R6	1,536,830	25,732	—	1,562,562	27,891,735	214,696	—	5.87%

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) *(continued)*

7. Investments in Underlying Funds *(continued)*

Underlying Funds	Number of Shares Held at Beginning of Period[a]	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Period
Franklin Templeton Growth Allocation Fund *(continued)*								
Franklin Rising Dividends Fund, Class R6	3,262,908	28,844	—	3,291,752	$ 141,216,174	$ —	$ —	1.24%
Franklin Small Cap Growth Fund, Class R6	—	460,001	—	460,001	7,484,222	—	—	1.10%
Franklin Templeton Emerging Market Debt Opportunities Fund	1,276,536	17,558	518,020	776,074	9,289,606	—	(45,425)	1.65%
Franklin Total Return Fund, Class R6	2,827,257	901,438	350,874	3,377,821	33,609,321	531,705	(56,139)	0.62%
Franklin U.S. Government Securities Fund, Class R6	6,674,053	1,907,613	1,420,827	7,160,839	46,903,496	902,524	(138,596)	0.50%
Franklin Utilities Fund, Class R6	4,284,413	111,631	—	4,396,044	65,281,256	1,049,926	—	1.34%
Institutional Fiduciary Trust Money Market Portfolio	41,941,349	133,678,604	161,743,117	13,876,836	13,876,836	—	—	0.08%
Mutual European Fund, Class R6	3,110,714	26,350	63,624	3,073,440	69,121,666	—	31,176	3.34%
Templeton China World Fund, Class R6	563,919	4,983	—	568,902	19,996,888	—	—	2.23%
Templeton Foreign Fund, Class R6	13,001,656	105,313	850,048	12,256,921	86,288,723	—	(300,700)	1.49%
Templeton Frontier Markets Fund, Class R6	2,584,415	22,451	—	2,606,866	43,221,837	—	—	3.39%
Templeton Global Bond Fund, Advisor Class	3,491,297	1,959,071	5,450,368	—	—[b]	387,058	8,878,594	0.00%
Templeton Global Total Return Fund, Class R6	—	4,421,714	411,281	4,010,433	53,218,452	731,304	(61,692)	0.76%
Total					$1,108,166,170	$ 3,923,031	$18,280,423	

[a]Effective May 1, 2013, the Underlying Fund's shares were exchanged from Advisor Class to Class R6, if applicable.
[b]As of June 30, 2013, no longer held by the fund.

8. Special Servicing Agreement

The Funds participated in a Special Servicing Agreement (SSA) with the Underlying Funds and certain service providers of the Funds and of the Underlying Funds. Under the SSA, each Underlying Fund may pay a portion of the Funds' expenses (other than any asset allocation and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Underlying Fund (e.g., due to reduced costs associated with servicing accounts)

Notes to Financial Statements (unaudited) *(continued)*

8. Special Servicing Agreement *(continued)*

from the investment in the Underlying Fund by the Funds. The amount of expenses borne by the Underlying Funds during the period ended June 30, 2013 is noted in the Statements of Operations. Effective May 1, 2013, the SSA was discontinued until further notice and approval by the Board.

9. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the period ended June 30, 2013, the Funds did not use the Global Credit Facility.

10. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

10. Fair Value Measurements *(continued)*

A summary of inputs used as of June 30, 2013, in valuing the Funds' assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Templeton Conservative Allocation Fund				
Assets:				
Investments in Securities:				
Investments in Underlying Funds and Exchange Traded Funds[a]	$1,486,563,636	$22,791,587	$ —	$1,509,355,223
Short Term Investments	17,818,728	—	—	17,818,728
Total Investments in Securities	$1,504,382,364	$22,791,587	$ —	$1,527,173,951
Franklin Templeton Moderate Allocation Fund				
Assets:				
Investments in Securities:				
Investments in Underlying Funds and Exchange Traded Funds[a]	$2,438,121,154	$46,803,856	$ —	$2,484,925,010
Short Term Investments	24,019,477	—	—	24,019,477
Total Investments in Securities	$2,462,140,631	$46,803,856	$ —	$2,508,944,487
Franklin Templeton Growth Allocation Fund				
Assets:				
Investments in Securities:				
Investments in Underlying Funds and Exchange Traded Funds[a]	$1,158,591,083	$33,697,337	$ —	$1,192,288,420
Short Term Investments	13,876,836	—	—	13,876,836
Total Investments in Securities	$1,172,467,919	$33,697,337	$ —	$1,206,165,256

[a]For detailed Underlying Fund and ETF categories, see the accompanying Statements of Investments.

11. New Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Funds are currently reviewing the requirements and believe the adoption of this ASU will not have a material impact on their financial statements.

Notes to Financial Statements (unaudited) *(continued)*

12. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

ETF - Exchange Traded Fund

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 26, 2013, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds within Franklin Templeton Fund Allocator Series (Fund(s)). In reaching its decision to approve renewal of the investment management agreements, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates, as well as a third-party survey of transfer agent fees charged funds within the Franklin Templeton Investments complex in comparison with those charged other fund complexes deemed comparable. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management's explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished

Board Review of Investment Management Agreement *(continued)*

the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years, and that those operations in the New York/New Jersey area ran smoothly during the more recent Hurricane Sandy. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm, which also covered FOREX transactions. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management's conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management's efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager's parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of its Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2012, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board's view of such performance.

Board Review of Investment Management Agreement *(continued)*

Franklin Templeton Conservative Allocation Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation conservative funds as selected by Lipper. The Lipper report showed the Fund's total return for 2012 to be in the second-lowest performing quintile of such performance universe, and on an annualized basis, to be in the lowest performing quintile of such universe for the previous three-year period, the second-lowest performing quintile of such universe for the previous five-year period, and the highest performing quintile of such universe for the previous 10-year period. In discussing 2012 performance, management explained that it largely reflected the underperformance of its holdings in a particular equity growth fund along with its equity holdings in general, and discussed actions being taken to improve performance, including replacement of such equity growth fund as a core U.S. equity holding. While noting the Fund's good long-term performance, the Board was not satisfied with the Fund's more recent performance, but believed that appropriate steps were being taken to improve performance and no immediate change in portfolio management was warranted. The Board also noted that the Fund's annualized total return for the five-year period as shown in the Lipper report was less than 25 basis points below the performance universe average.

Franklin Templeton Moderate Allocation Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation moderate funds as selected by Lipper. The Lipper report showed the Fund's 2012 total return to be in the lowest performing quintile of such performance universe, and its total return on an annualized basis to be in the second-lowest performing quintile of such universe for the previous three-year period, the second-highest performing quintile of such universe for the previous five-year period, and the highest or best performing quintile of such universe for the previous 10-year period. In discussing 2012 performance, management explained that it largely reflected the underperformance of its holdings in a particular equity growth fund and its equity holdings in general and discussed actions being taken to improve performance, including replacement of such equity growth fund as a core U.S. equity holding. While noting the Fund's good long-term performance, the Board was not satisfied with more recent performance, but believed appropriate steps were being taken to improve performance and no immediate change in portfolio management was warranted. The Board also noted that as shown in the Lipper report, the Fund's total return had exceeded the performance universe median in two of the last four years.

Franklin Templeton Growth Allocation Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation growth funds as selected by Lipper. The Lipper report showed the Fund's 2012 total return to be in the lowest performing quintile of such performance universe, and its total return on an annualized basis to be in the second-lowest performing quintile of such universe during the previous three-year period, the middle performing quintile of such universe during the previous five-year period, and the highest or best performing quintile of such universe during the previous 10-year period. In discussing the reasons for the Fund's underperformance in 2012, management explained that it largely reflected the

Board Review of Investment Management Agreement *(continued)*

underperformance of a particular equity growth fund as well as its equity holdings in general and discussed steps being taken to improve performance, including replacement of such equity growth fund as a core equity holding. While noting the Fund's overall good long-term performance, the Board was not satisfied with the Fund's more recent performance, but believed appropriate steps were being taken to improve performance and no immediate change in portfolio management was warranted. The Board also noted, as shown in the Lipper report, that the Fund's total return had exceeded the Lipper performance universe median in two of the last four years.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratio of each Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each such fund's most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund's contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratios of the Funds including expenses of the underlying funds they invest in. The Board noted the Funds pay an asset allocation advisory fee. The Lipper contractual investment management fee analysis includes the administrative fee and asset allocation advisory fee directly charged to the Funds as being part of the contractual investment management fee, with the investment management fees charged underlying funds being included within actual total expenses. Contractual investment management fees and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The Lipper reports for Franklin Templeton Moderate Allocation Fund showed that its contractual management fee rate was at the median of its Lipper expense group, and its actual total expense ratio was within seven basis points above the median of its Lipper expense group. The Lipper report for Franklin Templeton Growth Allocation Fund showed its contractual management fee rate to be less than 10 basis points above the median of its Lipper expense group but its actual total expense ratio to be below the median for such expense group. The Lipper report for Franklin Templeton Conservative Allocation Fund showed its contractual management fee rate to be at the median of its Lipper expense group and its actual total expense ratio to be less than two-and-a-half basis points above its Lipper expense group median. The Board found the comparative expenses of these Funds as shown in the Lipper report to be acceptable, noting that in each case such expenses were being subsidized by fee waivers.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services

Board Review of Investment Management Agreement *(continued)*

to each of the individual funds during the 12-month period ended September 30, 2012, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager's parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds' independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies solely for use by the Funds' Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, and taking into account the fact that Fund expenses were being subsidized through fee waivers, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Managers as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Managers realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The management fees charged by all or substantially all the underlying funds in which the Funds invest provide for such management fee breakpoints. Consequently, to the extent economies of scale may be realized by the investment managers of these funds, the benefits are shared with each Fund and its shareholders through a reduction in actual total expense ratios.

Proxy Voting Policies and Procedures

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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FRANKLIN TEMPLETON INVESTMENTS

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Semiannual Report and Shareholder Letter

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

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Franklin Advisers, Inc.

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FAS S 08/13

JUNE 30, 2013

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

Franklin Templeton Corefolio Allocation Fund

Franklin Templeton Founding Funds Allocation Fund

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ASSET ALLOCATION

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Economic and Market Overview

Modest U.S. economic growth, as measured by gross domestic product, characterized the six-month period ended June 30, 2013. Increasing job creation helped lower the unemployment rate and absorb new job seekers, and consumer spending remained strong. Accelerating new and existing home sales accompanied record-low mortgage rates, affordable housing prices, low new-home inventories and a six-year low in U.S. foreclosures. Manufacturing, a mainstay of economic productivity, expanded every month except May.

Budgetary agreement between Congress and the President on January 1 preserved lower income tax rates for most U.S. households, but concerns remained about how the expired payroll tax cut, far-reaching federal spending cuts, and future federal debt ceiling negotiations could affect the U.S. economic recovery. Washington's lack of consensus on proposed expenditure reductions resulted in further across-the-board federal spending cuts starting in March. In May, Federal Reserve Board (Fed) Chairman Ben Bernanke said the Fed could gradually wind down its monthly purchases of mortgage-backed securities and Treasuries, assuming continued U.S. economic improvement. He clarified in June that such action could begin in the near future.

Amid these fiscal and monetary developments, a slow and steady U.S. recovery continued. U.S. stocks generated healthy returns as the Standard & Poor's® 500 Index and Dow Jones Industrial Average reached all-time highs during the period, even though Chairman Bernanke's statements sparked volatility.[1] Rising corporate profits and generally favorable economic data bolstered investor confidence, but caution remained about the extent to which positive business and market results were dependent on continuation of the Fed's accommodative monetary policy.

The global economic recovery was mixed during the first half of 2013. Emerging markets continued to lead the recovery, although they showed signs of slowing. Growth in the U.S. and eurozone continued to be slow by the standards of previous recoveries. As fears eased surrounding the issues of sovereign debt in Europe, the possibility of another recession in the U.S., and a potential "hard landing" in China, financial market performance was positive. Improving sentiment, relatively strong fundamentals, and continued provision of global liquidity supported risk assets as equity markets performed well and bond prices generally declined. Policymakers in the largest developed economies

1. STANDARD & POOR'S®, S&P® and S&P 500® are registered trademarks of Standard & Poor's Financial Services LLC.

increased their already unprecedented efforts to supply liquidity. Actions elsewhere in the world were mixed, with some policymakers less willing to reverse previous tightening efforts in response to the external environment.

Global developed and emerging market stocks, as measured by the MSCI All Country World Index, advanced during the first six months of 2013. Although emerging markets declined, the losses were more than offset by developed market gains. Regional performance was more consistent with local economic trends, although periodic volatility reflected the global economy's fragility. Given the rise in rates near period-end, longer duration U.S. Treasury and emerging market bond prices experienced meaningful price declines. In the second quarter, gold, traditionally a safe haven, posted its worst quarterly performance since 1974 as inflation expectations remained subdued and global commodities stayed under pressure. Investor sentiment improved in the last week of the period, and global stock prices rebounded from period lows after China's central bank intervened to calm the country's interbank market, positive economic reports helped stabilize Japanese government bond yields, and several Fed members reassured investors that the Fed's accommodative monetary policy would continue.

The foregoing information reflects our analysis and opinions as of June 30, 2013. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Franklin Templeton Corefolio Allocation Fund

Your Fund's Goal and Main Investments: Franklin Templeton Corefolio Allocation Fund seeks capital appreciation through investments in a combination of Franklin Flex Cap Growth Fund, Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund.

Asset Allocation*
Franklin Templeton Corefolio Allocation Fund
Based on Total Net Assets as of 6/30/13



Domestic Equity	75.4%
Foreign Equity	24.6%

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

This semiannual report for Franklin Templeton Corefolio Allocation Fund covers the period ended June 30, 2013.

Performance Overview

Franklin Templeton Corefolio Allocation Fund – Class A delivered a +10.34% cumulative total return for the six months under review. In comparison, its benchmarks, the Standard & Poor's 500 Index (S&P 500®), which is a broad measure of U.S. stock performance, posted a +13.82% cumulative total return and the MSCI World Index, which tracks equity performance in global developed markets, posted a total return of +8.79%.[1] You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's SOI, which begins on page 23.

Investment Strategy

The Fund invests its assets allocated approximately 25% each in Franklin Flex Cap Growth Fund, Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined weightings in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund's performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Flex Cap Growth Fund – Class R6, Franklin Growth Fund – Class R6 and Mutual Shares Fund – Class R6 underperformed the S&P 500, and Templeton Growth Fund – Class R6 performed comparably to the MSCI World Index.

Thank you for your continued participation in Franklin Templeton Corefolio Allocation Fund. We look forward to serving your future investment needs.





T. Anthony Coffey, CFA
Vice President of Franklin Advisers, Inc.
Franklin Templeton Corefolio Allocation Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of 6/30/13

Franklin Templeton Corefolio Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: FEMGX)		Change	6/30/13	12/31/12
Net Asset Value (NAV)		+$1.38	$14.95	$13.57
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0225			
Class C (Symbol: FTCLX)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		+$1.32	$14.77	$13.45
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0225			
Class R (Symbol: n/a)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		+$1.37	$14.93	$13.56
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0225			
Advisor Class (Symbol: FCAZX)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		+$1.41	$15.00	$13.59
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0225			

Performance Summary *(continued)*

Performance[1]

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. ***Class A:*** *5.75% maximum initial sales charge;* ***Class C:*** *1% contingent deferred sales charge in first year only;* ***Class R/Advisor Class:*** *no sales charges.*

Class A	6-Month	1-Year	5-Year	Inception (8/15/03)
Cumulative Total Return[2]	+10.34%	+18.72%	+30.42%	+83.03%
Average Annual Total Return[3]	+3.98%	+11.93%	+4.22%	+5.68%
Value of $10,000 Investment[4]	$10,398	$11,193	$12,293	$17,250
Total Annual Operating Expenses[5]	1.14%			
Class C	**6-Month**	**1-Year**	**5-Year**	**Inception (8/15/03)**
Cumulative Total Return[2]	+9.98%	+17.96%	+25.85%	+70.87%
Average Annual Total Return[3]	+8.98%	+16.96%	+4.71%	+5.57%
Value of $10,000 Investment[4]	$10,898	$11,696	$12,585	$17,087
Total Annual Operating Expenses[5]	1.84%			
Class R	**6-Month**	**1-Year**	**5-Year**	**Inception (8/15/03)**
Cumulative Total Return[2]	+10.27%	+18.52%	+29.03%	+79.60%
Average Annual Total Return[3]	+10.27%	+18.52%	+5.23%	+6.11%
Value of $10,000 Investment[4]	$11,027	$11,852	$12,903	$17,960
Total Annual Operating Expenses[5]	1.34%			
Advisor Class	**6-Month**	**1-Year**	**5-Year**	**Inception (8/15/03)**
Cumulative Total Return[2]	+10.54%	+19.09%	+32.29%	+88.42%
Average Annual Total Return[3]	+10.54%	+19.09%	+5.76%	+6.62%
Value of $10,000 Investment[4]	$11,054	$11,909	$13,229	$18,842
Total Annual Operating Expenses[5]	0.84%			

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ***franklintempleton.com*** *or call* ***(800) 342-5236.***

Performance Summary *(continued)*

Endnotes

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, this Fund of funds may be subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Foreign investing carries additional risks such as currency and market volatility, and political or social instability, risks that are heightened in developing countries. Smaller or relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Value securities may not increase in price as anticipated or may decline further in value. These and other risks, including investments in specialized industry sectors such as the technology sector, which has been among the most volatile in the market, are discussed in the Fund's prospectus.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Fund investment results reflect past expense reductions, without which the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Your Fund's Expenses

Franklin Templeton Corefolio Allocation Fund

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases; and
- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. *Of course, your account value and expenses will differ from those in this illustration:*

1. Divide your account value by $1,000.
   If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2. Multiply the result by the number under the heading "Expenses Paid During Period."
   If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Your Fund's Expenses *(continued)*

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Class A	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13–6/30/13	Expenses Paid During Period** 1/1/13–6/30/13
Actual	$1,000	$1,103.40	$2.14	$5.82
Hypothetical (5% return before expenses)	$1,000	$1,022.76	$2.06	$5.59
Class C				
Actual	$1,000	$1,099.80	$5.83	$9.51
Hypothetical (5% return before expenses)	$1,000	$1,019.24	$5.61	$9.13
Class R				
Actual	$1,000	$1,102.70	$3.23	$6.92
Hypothetical (5% return before expenses)	$1,000	$1,021.72	$3.11	$6.64
Advisor Class				
Actual	$1,000	$1,105.40	$0.63	$4.32
Hypothetical (5% return before expenses)	$1,000	$1,024.20	$0.60	$4.14

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, annualized for each class (A: 0.41%; C: 1.12%; R: 0.62%; and Advisor: 0.12%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. Effective 5/1/13, the expenses for Class A, C, R and Advisor changed and the new annualized expense ratios excluding expenses of the fund investments for each class were: A: 0.55%; C: 1.25%, R: 0.75% and Advisor: 0.25%. Had the new expenses been in effect for the full period, the expenses paid during the period would have been:

	Class A	Class C	Class R	Advisor Class
Actual	$2.87	$6.51	$3.91	$1.31
Hypothetical	$2.76	$6.26	$3.76	$1.25

**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, annualized for each class (A: 1.12%; C: 1.83%; R: 1.33%; and Advisor: 0.83%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Templeton Founding Funds Allocation Fund

Your Fund's Goals and Main Investments: Franklin Templeton Founding Funds Allocation Fund's principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund.

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

This semiannual report for Franklin Templeton Founding Funds Allocation Fund covers the period ended June 30, 2013.

Performance Overview

Franklin Templeton Founding Funds Allocation Fund – Class A delivered a cumulative total return of +8.36% for the six months under review. In comparison, its benchmarks, the Standard & Poor's 500 Index (S&P 500), which is a broad measure of U.S. stock performance, generated a +13.82% total return and the MSCI World Index, which tracks equity performance in global developed markets, posted a total return of +8.79%.[1] You can find the Fund's long-term performance data in the Performance Summary beginning on page 14.

Investment Strategy

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 33⅓% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Asset Allocation*
Franklin Templeton
Founding Funds Allocation Fund
Based on Total Net Assets as of 6/30/13



Domestic Equity
33.4%
Foreign Equity
33.0%
Domestic Hybrid
33.0%
Short-Term Investments & Other Net Assets
0.6%

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's SOI, which begins on page 28.

Portfolio Review

The Fund's performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Income Fund – Class R6 and Mutual Shares Fund – Class R6 underperformed the S&P 500. Templeton Growth Fund – Class R6 performed comparably to the MSCI World Index.

Thank you for your continued participation in Franklin Templeton Founding Funds Allocation Fund. We look forward to serving your future investment needs.





T. Anthony Coffey, CFA
Vice President of Franklin Advisers, Inc.
Franklin Templeton Founding Funds Allocation Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of 6/30/13

Franklin Templeton Founding Funds Allocation Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: FFALX)		Change	6/30/13	12/31/12
Net Asset Value (NAV)		+$0.78	$11.92	$11.14
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.1499			
Class C (Symbol: FFACX)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		+$0.76	$11.75	$10.99
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.1066			
Class R (Symbol: FFARX)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		+$0.78	$11.94	$11.16
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.1344			
Advisor Class (Symbol: FFAAX)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		+$0.78	$11.98	$11.20
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.1647			

Performance Summary *(continued)*

Performance[1]

*Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. **Class A:** 5.75% maximum initial sales charge; **Class C:** 1% contingent deferred sales charge in first year only; **Class R/Advisor Class:** no sales charges.*

Class A	6-Month	1-Year	5-Year	Inception (8/15/03)
Cumulative Total Return[2]	+8.36%	+19.57%	+27.16%	+85.88%
Average Annual Total Return[3]	+2.12%	+12.68%	+3.69%	+5.84%
Value of $10,000 Investment[4]	$10,212	$11,268	$11,983	$17,520
Total Annual Operating Expenses[5]	1.05%			
Class C	**6-Month**	**1-Year**	**5-Year**	**Inception (8/15/03)**
Cumulative Total Return[2]	+7.89%	+18.65%	+22.45%	+73.45%
Average Annual Total Return[3]	+6.89%	+17.65%	+4.13%	+5.73%
Value of $10,000 Investment[4]	$10,689	$11,765	$12,245	$17,345
Total Annual Operating Expenses[5]	1.80%			
Class R	**6-Month**	**1-Year**	**5-Year**	**Inception (8/15/03)**
Cumulative Total Return[2]	+8.20%	+19.22%	+25.62%	+82.41%
Average Annual Total Return[3]	+8.20%	+19.22%	+4.67%	+6.27%
Value of $10,000 Investment[4]	$10,820	$11,922	$12,562	$18,241
Total Annual Operating Expenses[5]	1.30%			
Advisor Class	**6-Month**	**1-Year**	**5-Year**	**Inception (8/15/03)**
Cumulative Total Return[2]	+8.44%	+19.87%	+28.76%	+91.43%
Average Annual Total Return[3]	+8.44%	+19.87%	+5.19%	+6.80%
Value of $10,000 Investment[4]	$10,844	$11,987	$12,876	$19,143
Total Annual Operating Expenses[5]	0.80%			

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to **franklintempleton.com** or call **(800) 342-5236**.*

Performance Summary *(continued)*

Endnotes

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund may be subject to these same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bonds are affected by changes in interest rates and the creditworthiness of their issuers. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds adjust to a rise in interest rates, the Fund's share price may decline. Higher yielding, lower rated corporate bonds entail a greater degree of credit risk compared to investment-grade securities. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Value securities may not increase in price as anticipated or may decline further in value. The Fund's prospectus also includes a description of the main investment risks.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Fund investment results reflect past expense reductions, without which the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Your Fund's Expenses

Franklin Templeton Founding Funds Allocation Fund

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases; and
- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. *Of course, your account value and expenses will differ from those in this illustration:*

1. Divide your account value by $1,000.
   If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2. Multiply the result by the number under the heading "Expenses Paid During Period."
   If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Your Fund's Expenses *(continued)*

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Class A	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13–6/30/13	Expenses Paid During Period** 1/1/13–6/30/13
Actual	$1,000	$1,083.60	$1.86	$5.32
Hypothetical (5% return before expenses)	$1,000	$1,023.01	$1.81	$5.16
Class C				
Actual	$1,000	$1,078.90	$5.72	$9.18
Hypothetical (5% return before expenses)	$1,000	$1,019.29	$5.56	$8.90
Class R				
Actual	$1,000	$1,082.00	$3.15	$6.61
Hypothetical (5% return before expenses)	$1,000	$1,021.77	$3.06	$6.41
Advisor Class				
Actual	$1,000	$1,084.40	$0.57	$4.03
Hypothetical (5% return before expenses)	$1,000	$1,024.25	$0.55	$3.91

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, annualized for each class (A: 0.36%; C: 1.11%; R: 0.61%; and Advisor: 0.11%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. Effective 5/1/13, the expenses for Class A, C, R and Advisor changed and the new annualized expense ratios excluding expenses of the fund investments for each class were: A: 0.45%; C: 1.20%, R: 0.70% and Advisor: 0.20%. Had the new expenses been in effect for the full period, the expenses paid during the period would have been:

	Class A	Class C	Class R	Advisor Class
Actual	$2.32	$6.19	$3.61	$1.03
Hypothetical	$2.26	$6.01	$3.51	$1.00

**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, annualized for each class (A: 1.03%; C: 1.78%; R: 1.28%; and Advisor: 0.78%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Financial Highlights

Franklin Templeton Corefolio Allocation Fund

Class A	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$13.57	$11.93	$12.41	$11.08	$ 8.46	$14.22
Income from investment operations[a]:						
Net investment income (loss)[b,c]	(0.03)	0.11	0.11	0.15	0.12	0.12
Net realized and unrealized gains (losses)	1.43	1.65	(0.47)	1.30	2.64	(5.46)
Total from investment operations	1.40	1.76	(0.36)	1.45	2.76	(5.34)
Less distributions from:						
Net investment income and short term gains received from Underlying Funds	(0.02)	(0.12)	(0.12)	(0.12)	(0.14)	(0.13)
Net realized gains	—	—	—	—	—	(0.29)
Total distributions	(0.02)	(0.12)	(0.12)	(0.12)	(0.14)	(0.42)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$14.95	$13.57	$11.93	$12.41	$11.08	$ 8.46
Total return[f]	10.34%	14.80%	(2.90)%	13.13%	32.74%	(38.13)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	0.41%	0.36%	0.39%	0.45%	0.51%	0.62%
Expenses net of waiver and payments by affiliates[h]	0.41%	0.36%	0.39%	0.38%	0.38%	0.48%
Net investment income (loss)[c]	(0.41)%	0.86%	0.89%	1.26%	1.31%	1.01%
Supplemental data						
Net assets, end of period (000's)	$479,114	$449,252	$418,444	$479,773	$319,688	$278,539
Portfolio turnover rate	0.03%	2.14%	2.50%	21.72%	2.01%	3.20%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.71% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin Templeton Corefolio Allocation Fund

Class C	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$13.45	$11.82	$12.30	$10.99	$ 8.40	$14.08
Income from investment operations[a]:						
Net investment income (loss)[b,c]	(0.08)	0.02	0.02	0.06	0.05	0.03
Net realized and unrealized gains (losses)	1.42	1.64	(0.47)	1.30	2.61	(5.37)
Total from investment operations	1.34	1.66	(0.45)	1.36	2.66	(5.34)
Less distributions from:						
Net investment income and short term gains received from Underlying Funds	(0.02)	(0.03)	(0.03)	(0.05)	(0.07)	(0.05)
Net realized gains	—	—	—	—	—	(0.29)
Total distributions	(0.02)	(0.03)	(0.03)	(0.05)	(0.07)	(0.34)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$14.77	$13.45	$11.82	$12.30	$10.99	$ 8.40
Total return[f]	9.98%	14.04%	(3.67)%	12.39%	31.80%	(38.58)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	1.12%	1.07%	1.10%	1.17%	1.23%	1.31%
Expenses net of waiver and payments by affiliates[h]	1.12%	1.07%	1.10%	1.10%	1.10%	1.17%
Net investment income (loss)[c]	(1.12)%	0.15%	0.18%	0.54%	0.59%	0.32%
Supplemental data						
Net assets, end of period (000's)	$149,352	$142,879	$138,447	$162,084	$113,040	$99,663
Portfolio turnover rate	0.03%	2.14%	2.50%	21.72%	2.01%	3.20%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.71% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin Templeton Corefolio Allocation Fund

Class R	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$13.56	$11.93	$12.41	$11.08	$ 8.46	$14.20
Income from investment operations[a]:						
Net investment income (loss)[b,c]	(0.04)	0.09	0.08	0.12	0.11	0.08
Net realized and unrealized gains (losses)	1.43	1.64	(0.47)	1.31	2.63	(5.43)
Total from investment operations	1.39	1.73	(0.39)	1.43	2.74	(5.35)
Less distributions from:						
Net investment income and short term gains received from Underlying Funds	(0.02)	(0.10)	(0.09)	(0.10)	(0.12)	(0.10)
Net realized gains	—	—	—	—	—	(0.29)
Total distributions	(0.02)	(0.10)	(0.09)	(0.10)	(0.12)	(0.39)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$14.93	$13.56	$11.93	$12.41	$11.08	$ 8.46
Total return[f]	10.27%	14.49%	(3.15)%	12.93%	32.49%	(38.28)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	0.62%	0.57%	0.60%	0.67%	0.74%	0.82%
Expenses net of waiver and payments by affiliates[h]	0.62%	0.57%	0.60%	0.60%	0.61%	0.68%
Net investment income (loss)[c]	(0.62)%	0.65%	0.68%	1.04%	1.08%	0.81%
Supplemental data						
Net assets, end of period (000's)	$1,662	$1,856	$1,686	$2,188	$1,365	$1,182
Portfolio turnover rate	0.03%	2.14%	2.50%	21.72%	2.01%	3.20%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.71% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin Templeton Corefolio Allocation Fund

Advisor Class	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$13.59	$11.95	$12.44	$11.09	$ 8.47	$14.25
Income from investment operations[a]:						
Net investment income (loss)[b,c]	(0.01)	0.18	0.17	0.26	0.15	0.15
Net realized and unrealized gains (losses)	1.44	1.62	(0.50)	1.24	2.64	(5.47)
Total from investment operations	1.43	1.80	(0.33)	1.50	2.79	(5.32)
Less distributions from:						
Net investment income and short term gains received from Underlying Funds	(0.02)	(0.16)	(0.16)	(0.15)	(0.17)	(0.17)
Net realized gains	—	—	—	—	—	(0.29)
Total distributions	(0.02)	(0.16)	(0.16)	(0.15)	(0.17)	(0.46)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$15.00	$13.59	$11.95	$12.44	$11.09	$ 8.47
Total return[f]	10.54%	15.11%	(2.67)%	13.56%	33.01%	(37.92)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	0.12%	0.07%	0.10%	0.17%	0.24%	0.32%
Expenses net of waiver and payments by affiliates[h]	0.12%	0.07%	0.10%	0.10%	0.11%	0.18%
Net investment income (loss)[c]	(0.12)%	1.15%	1.18%	1.54%	1.58%	1.31%
Supplemental data						
Net assets, end of period (000's)	$11,540	$10,245	$7,815	$7,357	$1,915	$1,654
Portfolio turnover rate	0.03%	2.14%	2.50%	21.72%	2.01%	3.20%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.71% for the period ended June 30, 2013.

Franklin Templeton Fund Allocator Series

Statement of Investments, June 30, 2013 (unaudited)

Franklin Templeton Corefolio Allocation Fund	Shares	Value
Investments in Underlying Funds[a]		
Domestic Equity 75.4%		
Franklin Flex Cap Growth Fund, Class R6	3,033,567	$161,325,086
Franklin Growth Fund, Class R6	2,896,699	161,056,448
Mutual Shares Fund, Class R6	6,379,620	161,340,592
		483,722,126
Foreign Equity 24.6%		
Templeton Growth Fund Inc., Class R6	7,475,662	158,110,259
Total Investments in Underlying Funds before Short Term Investments (Cost $520,478,375) 100.0%		641,832,385
Short Term Investments (Cost $829,398) 0.1%		
Money Market Funds 0.1%		
[b]Institutional Fiduciary Trust Money Market Portfolio	829,398	829,398
Total Investments in Underlying Funds (Cost $521,307,773) 100.1%		642,661,783
Other Assets, less Liabilities (0.1)%		(994,407)
Net Assets 100.0%		$641,667,376

[a]See Note 6 regarding investments in Underlying Funds.

[b]Non-income producing.

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin Templeton Founding Funds Allocation Fund

Class A	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.14	$ 9.88	$10.46	$ 9.82	$7.83	$13.50
Income from investment operations[a]:						
Net investment income[b,c]	0.10	0.35	0.35	0.36	0.33	0.37
Net realized and unrealized gains (losses)	0.83	1.28	(0.55)	0.66	2.06	(5.38)
Total from investment operations	0.93	1.63	(0.20)	1.02	2.39	(5.01)
Less distributions from:						
Net investment income and short term gains received from Underlying Funds	(0.15)	(0.37)	(0.38)	(0.38)	(0.40)	(0.38)
Net realized gains	—	—	—	—	—	(0.28)
Total distributions	(0.15)	(0.37)	(0.38)	(0.38)	(0.40)	(0.66)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$11.92	$11.14	$ 9.88	$10.46	$9.82	$ 7.83
Total return[f]	8.36%	16.76%	(1.95)%	10.61%	31.05%	(37.66)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	0.36%	0.33%	0.34%	0.41%	0.44%	0.54%
Expenses net of waiver and payments by affiliates[h]	0.36%	0.33%	0.34%	0.35%	0.37%	0.48%
Net investment income[c]	1.61%	3.24%	3.36%	3.61%	3.94%	3.27%
Supplemental data						
Net assets, end of period (000's)	$3,849,820	$3,766,640	$3,773,080	$4,771,043	$5,333,275	$5,015,566
Portfolio turnover rate	0.99%	3.59%	3.69%	3.99%	4.32%	4.16%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.67% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin Templeton Founding Funds Allocation Fund

Class C	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.99	$ 9.75	$10.32	$ 9.70	$7.74	$13.29
Income from investment operations[a]:						
Net investment income[b,c]	0.05	0.26	0.27	0.28	0.27	0.28
Net realized and unrealized gains (losses)	0.82	1.27	(0.54)	0.64	2.02	(5.26)
Total from investment operations	0.87	1.53	(0.27)	0.92	2.29	(4.98)
Less distributions from:						
Net investment income and short term gains received from Underlying Funds	(0.11)	(0.29)	(0.30)	(0.30)	(0.33)	(0.29)
Net realized gains	—	—	—	—	—	(0.28)
Total distributions	(0.11)	(0.29)	(0.30)	(0.30)	(0.33)	(0.57)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$11.75	$10.99	$ 9.75	$10.32	$9.70	$ 7.74
Total return[f]	7.89%	15.87%	(2.65)%	9.69%	30.11%	(38.04)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	1.11%	1.08%	1.09%	1.16%	1.18%	1.21%
Expenses net of waiver and payments by affiliates[h]	1.11%	1.08%	1.09%	1.10%	1.11%	1.15%
Net investment income[c]	0.86%	2.49%	2.61%	2.86%	3.20%	2.60%
Supplemental data						
Net assets, end of period (000's)	$1,677,526	$1,657,087	$1,743,292	$2,252,033	$2,573,664	$2,491,516
Portfolio turnover rate	0.99%	3.59%	3.69%	3.99%	4.32%	4.16%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.
[h]Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.67% for the period ended June 30, 2013.

Franklin Templeton Fund Allocator Series

Financial Highlights *(continued)*

Franklin Templeton Founding Funds Allocation Fund

Class R	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.16	$ 9.89	$10.48	$ 9.84	$7.84	$13.50
Income from investment operations[a]:						
Net investment income[b,c]	0.08	0.31	0.35	0.34	0.31	0.35
Net realized and unrealized gains (losses)	0.83	1.30	(0.58)	0.65	2.07	(5.38)
Total from investment operations	0.91	1.61	(0.23)	0.99	2.38	(5.03)
Less distributions from:						
Net investment income and short term gains received from Underlying Funds	(0.13)	(0.34)	(0.36)	(0.35)	(0.38)	(0.35)
Net realized gains	—	—	—	—	—	(0.28)
Total distributions	(0.13)	(0.34)	(0.36)	(0.35)	(0.38)	(0.63)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$11.94	$11.16	$ 9.89	$10.48	$9.84	$ 7.84
Total return[f]	8.20%	16.52%	(2.27)%	10.31%	30.83%	(37.77)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	0.61%	0.58%	0.59%	0.66%	0.68%	0.74%
Expenses net of waiver and payments by affiliates[h]	0.61%	0.58%	0.59%	0.60%	0.61%	0.68%
Net investment income[c]	1.36%	2.99%	3.11%	3.36%	3.70%	3.07%
Supplemental data						
Net assets, end of period (000's)	$9,956	$10,058	$11,922	$12,568	$13,331	$14,300
Portfolio turnover rate	0.99%	3.59%	3.69%	3.99%	4.32%	4.16%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.67% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin Templeton Founding Funds Allocation Fund

Advisor Class	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.20	$ 9.93	$10.52	$ 9.87	$7.87	$13.58
Income from investment operations[a]:						
Net investment income[b,c]	0.11	0.38	0.39	0.40	0.39	0.47
Net realized and unrealized gains (losses)	0.83	1.29	(0.57)	0.66	2.03	(5.49)
Total from investment operations	0.94	1.67	(0.18)	1.06	2.42	(5.02)
Less distributions from:						
Net investment income and short term gains received from Underlying Funds	(0.16)	(0.40)	(0.41)	(0.41)	(0.42)	(0.41)
Net realized gains	—	—	—	—	—	(0.28)
Total distributions	(0.16)	(0.40)	(0.41)	(0.41)	(0.42)	(0.69)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$11.98	$11.20	$ 9.93	$10.52	$9.87	$ 7.87
Total return[f]	8.44%	17.08%	(1.78)%	10.95%	31.35%	(37.44)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	0.11%	0.08%	0.09%	0.16%	0.18%	0.24%
Expenses net of waiver and payments by affiliates[h]	0.11%	0.08%	0.09%	0.10%	0.11%	0.18%
Net investment income[c]	1.86%	3.49%	3.61%	3.86%	4.20%	3.57%
Supplemental data						
Net assets, end of period (000's)	$78,990	$71,487	$72,427	$71,126	$63,994	$35,445
Portfolio turnover rate	0.99%	3.59%	3.69%	3.99%	4.32%	4.16%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.67% for the period ended June 30, 2013.

Franklin Templeton Fund Allocator Series

Statement of Investments, June 30, 2013 (unaudited)

Franklin Templeton Founding Funds Allocation Fund	Shares	Value
Investments in Underlying Funds[a]		
Domestic Equity 33.4%		
Mutual Shares Fund, Class R6	74,086,762	$1,873,654,221
Domestic Hybrid 33.0%		
Franklin Income Fund, Class R6	819,268,961	1,851,547,853
Foreign Equity 33.0%		
Templeton Growth Fund Inc., Class R6	87,738,094	1,855,660,696
Total Investments in Underlying Funds before Short Term Investments (Cost $5,673,358,915) 99.4%		5,580,862,770
Short Term Investments (Cost $44,467,336) 0.8%		
Money Market Funds 0.8%		
[b]Institutional Fiduciary Trust Money Market Portfolio	44,467,336	44,467,336
Total Investments in Underlying Funds (Cost $5,717,826,251) 100.2%		5,625,330,106
Other Assets, less Liabilities (0.2)%		(9,037,940)
Net Assets 100.0%		$5,616,292,166

[a]See Note 6 regarding investments in Underlying Funds.

[b]Non-income producing.

Franklin Templeton Fund Allocator Series

Financial Statements

Statements of Assets and Liabilities

June 30, 2013 (unaudited)

	Franklin Templeton Corefolio Allocation Fund	Franklin Templeton Founding Funds Allocation Fund
Assets:		
Investments in Underlying Funds: (Note 6)		
Cost	$521,307,773	$ 5,717,826,251
Value	$642,661,783	$ 5,625,330,106
Receivables from capital shares sold	153,032	4,393,568
Other assets	176	1,547
Total assets	642,814,991	5,629,725,221
Liabilities:		
Payables:		
Capital shares redeemed	400,701	6,709,991
Affiliates	665,425	6,289,680
Accrued expenses and other liabilities	81,489	433,384
Total liabilities	1,147,615	13,433,055
Net assets, at value	$641,667,376	$ 5,616,292,166
Net assets consist of:		
Paid-in capital	$557,995,070	$ 8,390,512,961
Undistributed net investment income (loss)	(1,838,265)	—
Distributions in excess of net investment income	—	(592,708)
Net unrealized appreciation (depreciation)	121,354,010	(92,496,145)
Accumulated net realized gain (loss)	(35,843,439)	(2,681,131,942)
Net assets, at value	$641,667,376	$ 5,616,292,166

Franklin Templeton Fund Allocator Series

Financial Statements *(continued)*

Statements of Assets and Liabilities *(continued)*

June 30, 2013 (unaudited)

	Franklin Templeton Corefolio Allocation Fund	Franklin Templeton Founding Funds Allocation Fund
Class A:		
Net assets, at value	$479,113,511	$ 3,849,820,116
Shares outstanding	32,042,280	323,102,474
Net asset value per share[a]	$14.95	$11.92
Maximum offering price per share (net asset value per share ÷ 94.25%)	$15.86	$12.65
Class C:		
Net assets, at value	$149,351,826	$ 1,677,525,970
Shares outstanding	10,114,463	142,727,343
Net asset value and maximum offering price per share[a]	$14.77	$11.75
Class R:		
Net assets, at value	$ 1,662,461	$ 9,955,801
Shares outstanding	111,338	833,972
Net asset value and maximum offering price per share	$14.93	$11.94
Advisor Class:		
Net assets, at value	$ 11,539,578	$ 78,990,279
Shares outstanding	769,326	6,594,005
Net asset value and maximum offering price per share	$15.00	$11.98

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Financial Statements *(continued)*

Statements of Operations

for the six months ended June 30, 2013 (unaudited)

	Franklin Templeton Corefolio Allocation Fund	Franklin Templeton Founding Funds Allocation Fund
Investment income:		
Dividends from Underlying Funds (Note 6)	$ —	$ 56,002,298
Expenses:		
Administrative fees (Note 3a)	95,321	846,824
Distribution fees: (Note 3b)		
Class A	694,879	4,867,506
Class B	3,178	35,987
Class C	744,839	8,499,194
Class R	4,426	25,665
Transfer agent fees: (Note 3d)		
Class A	402,957	2,716,878
Class B	554	5,016
Class C	126,730	1,186,238
Class R	1,508	7,161
Advisor Class	9,417	53,113
Reports to shareholders	40,895	341,480
Registration and filing fees	40,569	77,580
Professional fees	16,257	37,084
Trustees' fees and expenses	2,436	22,668
Other	8,264	19,006
Expenses borne by Underlying Funds (Note 7)	(356,362)	(2,263,748)
Total expenses	1,835,868	16,477,652
Net investment income (loss)	(1,835,868)	39,524,646
Realized and unrealized gains (losses):		
Net realized gain (loss) from sale of investments in Underlying Funds (Note 6)	7,229,284	23,188,870
Net change in unrealized appreciation (depreciation) on investments in Underlying Funds	56,386,504	388,339,100
Net realized and unrealized gain (loss)	63,615,788	411,527,970
Net increase (decrease) in net assets resulting from operations	$61,779,920	$451,052,616

Financial Statements *(continued)*

Statements of Changes in Net Assets

	Franklin Templeton Corefolio Allocation Fund		Franklin Templeton Founding Funds Allocation Fund	
	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
Increase (decrease) in net assets:				
Operations:				
Net investment income (loss)	$ (1,835,868)	$ 4,169,918	$ 39,524,646	$ 170,201,757
Net realized gain (loss) from Underlying Funds	7,229,284	21,012,932	23,188,870	(11,105,539)
Net change in unrealized appreciation (depreciation) on investments in Underlying Funds	56,386,504	57,758,458	388,339,100	708,660,878
Net increase (decrease) in net assets resulting from operations	61,779,920	82,941,308	451,052,616	867,757,096
Distributions to shareholders from:				
Net investment income:				
Class A	(720,440)	(4,029,814)	(47,925,153)	(127,242,038)
Class B	—	(24,175)	—	(1,344,544)
Class C	(227,765)	(304,941)	(15,108,812)	(44,880,709)
Class R	(2,501)	(12,993)	(110,778)	(315,322)
Advisor Class	(17,313)	(117,263)	(1,071,328)	(2,550,398)
Total distributions to shareholders	(968,019)	(4,489,186)	(64,216,071)	(176,333,011)
Capital share transactions: (Note 2)				
Class A	(15,681,070)	(25,871,568)	(181,326,531)	(464,323,347)
Class B	(3,233,173)	(21,587,349)	(34,596,414)	(178,686,934)
Class C	(7,421,211)	(13,935,555)	(94,943,675)	(293,143,365)
Class R	(370,848)	(53,130)	(816,849)	(3,219,844)
Advisor Class	233,546	1,312,010	2,588,854	(9,692,136)
Total capital share transactions	(26,472,756)	(60,135,592)	(309,094,615)	(949,065,626)
Net increase (decrease) in net assets	34,339,145	18,316,530	77,741,930	(257,641,541)
Net assets:				
Beginning of period	607,328,231	589,011,701	5,538,550,236	5,796,191,777
End of period	$641,667,376	$607,328,231	$5,616,292,166	$5,538,550,236
Undistributed net investment income (loss) included in net assets, end of period	$ (1,838,265)	$ 965,622	$ —	$ 24,098,717
Distributions in excess of net investment income included in net assets, end of period	$ —	$ —	$ (592,708)	$ —

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of ten separate funds, two of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer four classes of shares: Class A, Class C, Class R, and Advisor Class. Effective March 1, 2013, all Class B shares were converted to Class A. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds' shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's Public Reference Room in Washington, D.C. The Underlying Funds' shareholder reports are not covered by this report.

The following summarizes the Funds' significant accounting policies.

a. Financial Instrument Valuation

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund's administrator and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

b. Income Taxes

It is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is "more likely than not" to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2013, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund's financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

1. Organization and Significant Accounting Policies *(continued)*

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis).

Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest

At June 30, 2013, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:

	Franklin Templeton Corefolio Allocation Fund		Franklin Templeton Founding Funds Allocation Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended June 30, 2013				
Shares sold	1,605,202	$ 23,424,310	12,453,473	$ 147,439,858
Shares issued in reinvestment of distributions	47,001	698,836	3,869,092	45,771,414
Shares redeemed	(2,718,887)	(39,804,216)	(31,441,202)	(374,537,803)
Net increase (decrease)	(1,066,684)	$(15,681,070)	(15,118,637)	$(181,326,531)
Year ended December 31, 2012				
Shares sold	4,073,109	$ 52,936,968	30,806,626	$ 327,349,893
Shares issued in reinvestment of distributions	296,017	3,890,765	11,464,306	121,151,320
Shares redeemed	(6,340,093)	(82,699,301)	(86,057,147)	(912,824,560)
Net increase (decrease)	(1,970,967)	$(25,871,568)	(43,786,215)	$(464,323,347)
Class B Shares[a]:				
Six Months ended June 30, 2013				
Shares sold	472	$ 6,656	3,162	$ 36,602
Shares redeemed	(229,346)	(3,239,829)	(2,957,857)	(34,633,016)
Net increase (decrease)	(228,874)	$ (3,233,173)	(2,954,695)	$ (34,596,414)
Year ended December 31, 2012				
Shares sold	2,851	$ 36,425	111,683	$ 1,176,061
Shares issued in reinvestment of distributions	1,798	22,155	109,357	1,125,900
Shares redeemed	(1,677,445)	(21,645,929)	(17,014,275)	(180,988,895)
Net increase (decrease)	(1,672,796)	$(21,587,349)	(16,793,235)	$(178,686,934)
Class C Shares:				
Six Months ended June 30, 2013				
Shares sold	458,837	$ 6,662,609	4,661,309	$ 54,740,218
Shares issued in reinvestment of distributions	14,747	216,631	1,182,137	13,795,577
Shares redeemed	(984,445)	(14,300,451)	(13,931,028)	(163,479,470)
Net increase (decrease)	(510,861)	$ (7,421,211)	(8,087,582)	$ (94,943,675)
Year ended December 31, 2012				
Shares sold	879,209	$ 11,343,194	7,224,788	$ 75,666,193
Shares issued in reinvestment of distributions	23,529	287,996	3,889,276	40,585,902
Shares redeemed	(1,987,168)	(25,566,745)	(39,158,420)	(409,395,460)
Net increase (decrease)	(1,084,430)	$(13,935,555)	(28,044,356)	$(293,143,365)

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Templeton Corefolio Allocation Fund		Franklin Templeton Founding Funds Allocation Fund	
	Shares	Amount	Shares	Amount
Class R Shares:				
Six Months ended June 30, 2013				
Shares sold	1,259	$ 17,694	80,172	$ 961,805
Shares issued in reinvestment of distributions	168	2,501	9,321	110,546
Shares redeemed	(26,932)	(391,043)	(157,063)	(1,889,200)
Net increase (decrease)	(25,505)	$ (370,848)	(67,570)	$ (816,849)
Year ended December 31, 2012				
Shares sold	5,830	$ 76,583	131,805	$ 1,395,887
Shares issued in reinvestment of distributions	994	12,993	29,729	314,580
Shares redeemed	(11,336)	(142,706)	(465,313)	(4,930,311)
Net increase (decrease)	(4,512)	$ (53,130)	(303,779)	$ (3,219,844)
Advisor Class Shares:				
Six Months ended June 30, 2013				
Shares sold	56,419	$ 830,108	1,068,274	$ 12,900,087
Shares issued in reinvestment of distributions	1,094	16,321	78,493	934,072
Shares redeemed	(41,986)	(612,883)	(938,082)	(11,245,305)
Net increase (decrease)	15,527	$ 233,546	208,685	$ 2,588,854
Year ended December 31, 2012				
Shares sold	221,514	$ 2,933,041	1,630,342	$ 17,487,002
Shares issued in reinvestment of distributions	8,300	110,020	211,726	2,250,979
Shares redeemed	(130,050)	(1,731,051)	(2,751,905)	(29,430,117)
Net increase (decrease)	99,764	$ 1,312,010	(909,837)	$ (9,692,136)

[a]Effective March 1, 2013, all Class B Shares were converted to Class A.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

a. Administrative Fees

The Funds pay an administrative fee to FT Services of 0.03% per year of the average daily net assets of each of the Funds for administrative services including monitoring and rebalancing the percentage of each Fund's investment in the Underlying Funds.

b. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class B, C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.30% per year for Class A shares for the Franklin Templeton Corefolio Allocation Fund and at 0.25% per year for Class A shares for the Franklin Templeton Founding Funds Allocation Fund until further notice and approval by the Board.

c. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

	Franklin Templeton Corefolio Allocation Fund	Franklin Templeton Founding Funds Allocation Fund
Sales charges retained net of commissions paid to unaffiliated broker/dealers	$91,465	$478,522
CDSC retained	$ 3,064	$ 22,141

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

d. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets.

For the period ended June 30, 2013, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Templeton Corefolio Allocation Fund	Franklin Templeton Founding Funds Allocation Fund
Transfer agent fees	$355,866	$1,929,491

e. Waiver and Expense Reimbursements

FT Services has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the funds so that the expenses (excluding distribution fees and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the funds do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2013. Effective May 1, 2013, the contractual fee waiver was eliminated. There were no expenses waived during the period ended June 30, 2013.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At December 31, 2012, the capital loss carryforwards were as follows:

	Franklin Templeton Corefolio Allocation Fund	Franklin Templeton Founding Funds Allocation Fund
Capital loss carryforwards subject to expiration:		
2016	$ —	$ 666,677,037
2017	38,824,943[a]	1,091,470,427
2018	—	465,945,460
Capital loss carryforwards not subject to expiration	—	443,003,890
Total capital loss carryforwards	$38,824,943	$2,667,096,814

[a]Includes $21,270,397 from the merged Franklin Templeton Perspectives Allocation Fund, which may be carried over to offset future capital gains, subject to certain limitations.

Notes to Financial Statements (unaudited) *(continued)*

4. Income Taxes *(continued)*

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At December 31, 2012, the Franklin Templeton Founding Funds Allocation Fund deferred post-October capital losses of $5,367,675.

At June 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Templeton Corefolio Allocation Fund	Franklin Templeton Founding Funds Allocation Fund
Cost of investments	$524,867,641	$5,746,415,697
Unrealized appreciation	$122,181,556	$ 140,684,435
Unrealized depreciation	(4,387,414)	(261,770,026)
Net unrealized appreciation (depreciation)	$117,794,142	$ (121,085,591)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

5. Investment Transactions

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended June 30, 2013, were as follows:

	Franklin Templeton Corefolio Allocation Fund	Franklin Templeton Founding Funds Allocation Fund
Purchases	$ 200,000	$ 56,002,298
Sales	$29,700,000	$399,000,000

6. Investments in Underlying Funds

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services, or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Funds are reduced on assets invested in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund) in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Notes to Financial Statements (unaudited) *(continued)*

6. Investments in Underlying Funds *(continued)*

Investments in Underlying Funds for the period ended June 30, 2013, were as follows:

Underlying Funds	Number of Shares Held at Beginning of Period[a]	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Period
Franklin Templeton Corefolio Allocation Fund								
Franklin Flex Cap Growth Fund, Class R6	3,145,368	—	111,801	3,033,567	$ 161,325,086	$ —	$ 1,773,438	4.78%
Franklin Growth Fund, Class R6	3,009,533	3,588	116,422	2,896,699	161,056,448	—	2,824,479	2.08%
Institutional Fiduciary Trust Money Market Portfolio	1,039,910	17,795,285	18,005,797	829,398	829,398	—	—	0.01%
Mutual Shares Fund, Class R6	6,769,027	—	389,407	6,379,620	161,340,592	—	1,497,668	1.10%
Templeton Growth Fund Inc., Class R6	7,856,853	—	381,191	7,475,662	158,110,259	—	1,133,699	0.99%
Total					$ 642,661,783	$ —	$ 7,229,284	
Franklin Templeton Founding Funds Allocation Fund								
Franklin Income Fund, Class R6	826,732,566	24,484,775	31,948,380	819,268,961	$1,851,547,853	$56,002,298	$ 1,598,821	2.45%
Institutional Fiduciary Trust Money Market Portfolio	43,452,070	232,615,606	231,600,340	44,467,336	44,467,336	—	—	0.27%
Mutual Shares Fund, Class R6	81,205,536	—	7,118,774	74,086,762	1,873,654,221	—	21,669,224	12.78%
Templeton Growth Fund Inc., Class R6	94,913,411	—	7,175,317	87,738,094	1,855,660,696	—	(79,175)	11.67%
Total					$5,625,330,106	$56,002,298	$23,188,870	

[a]Effective May 1, 2013, the Underlying Fund's shares were exchanged from Advisor Class to Class R6, if applicable.

7. Special Servicing Agreement

The Funds participated in a Special Servicing Agreement (SSA) with the Underlying Funds and certain service providers of the Funds and of the Underlying Funds. Under the SSA, each Underlying Fund may pay a portion of the Funds' expenses (other than any administrative and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Underlying Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Underlying Fund by the Funds. The amount of expenses borne by the Underlying Funds during the period ended June 30, 2013 is noted in the Statements of Operations. Effective May 1, 2013, the SSA was discontinued until further notice and approval by the Board.

8. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the period ended June 30, 2013, the Funds did not use the Global Credit Facility.

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2013, all of the Funds' investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.

10. New Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Funds are currently reviewing the requirements and believe the adoption of this ASU will not have a material impact on their financial statements.

11. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 26, 2013, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds within Franklin Templeton Fund Allocator Series (Fund(s)). In reaching its decision to approve renewal of the investment management agreements, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates, as well as a third-party survey of transfer agent fees charged funds within the Franklin Templeton Investments complex in comparison with those charged other fund complexes deemed comparable. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management's explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

Board Review of Investment Management Agreement *(continued)*

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years, and that those operations in the New York/New Jersey area ran smoothly during the more recent Hurricane Sandy. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm, which also covered FOREX transactions. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management's conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management's efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager's parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the

Board Review of Investment Management Agreement *(continued)*

agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of its Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2012, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board's view of such performance.

Franklin Templeton Corefolio Allocation Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional multi-cap core funds as selected by Lipper. The Fund has been in operation for less than 10 years and the Lipper report showed its 2012 total return to be in the middle performing quintile of such universe, and its total return on an annualized basis, to be in the second-lowest performing quintile of such universe for the previous three-year period and the middle performing quintile of such universe for the previous five-year period. The Fund's performance reflects those of the four underlying funds in which it invests in approximately equal allocations, and the Board has reviewed such performance and discussed with management the relative performance of certain of such underlying funds. Based on such review and discussions, the Board believes the Fund's investment strategy continues to be an appropriate one, and noted that as shown in the Lipper report, the Fund's 2012 total return exceeded 14.5% and its annualized three-year return, while underperforming its performance universe, exceeded 8%.

Franklin Templeton Founding Funds Allocation Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation growth funds as selected by Lipper. This Fund has been in operation for less than 10 years and seeks income as a secondary goal. The Lipper report showed its income return for both the one-year period and each of the annualized three- and five-year periods to be in the highest performing quintile of such universe. The Lipper report showed the Fund's total return for the one-year period to also be in the highest performing quintile of its Lipper performance universe, and on an annualized basis for the previous three- and five-year periods to be in the second-highest performing quintile and the second-lowest performing quintile, respectively, of such universe. The Fund's performance reflects that of the three underlying funds in which it invests in approximately equal allocations, and the Board was satisfied with such performance and believes such investment strategy continues to be an appropriate one.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratio of each Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each such fund's most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper

Board Review of Investment Management Agreement *(continued)*

to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund's contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratios of the Funds including expenses of the underlying funds they invest in. The Board noted that for Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Founding Funds Allocation Fund there is no investment advisory contract or investment advisory fee, but only an administration agreement with FT Services, LLC. The Lipper contractual investment management fee analysis includes the administrative fee and asset allocation advisory fee directly charged to the Funds as being part of the contractual investment management fee, with the investment management fees charged underlying funds being included within actual total expenses. Contractual investment management fees and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. In the case of Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Founding Funds Allocation Fund, their Lipper reports in each case showed both the contractual management fee rates as well as actual total expense ratios to be below the median of their respective expense groups. The Board was satisfied with the comparative expenses of these Funds as shown in the Lipper reports.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2012, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager's parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds' independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies solely for use by the Funds' Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of

Board Review of Investment Management Agreement *(continued)*

the Manager's parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, and taking into account the fact that Fund expenses were being subsidized through fee waivers, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Managers as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Managers realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The management fees charged by all or substantially all the underlying funds in which the Funds invest provide for such management fee breakpoints. Consequently, to the extent economies of scale may be realized by the investment managers of these funds, the benefits are shared with each Fund and its shareholders through a reduction in actual total expense ratios.

Proxy Voting Policies and Procedures

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

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FAS2 S 08/13

JUNE 30, 2013

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

Franklin LifeSmart™ 2015 Retirement Target Fund

Franklin LifeSmart™ 2025 Retirement Target Fund

Franklin LifeSmart™ 2035 Retirement Target Fund

Franklin LifeSmart™ 2045 Retirement Target Fund

(formerly, Franklin Templeton Retirement Target Funds)

Sign up for electronic delivery
at **franklintempleton.com/edelivery**



ASSET ALLOCATION

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Economic and Market Overview

Modest U.S. economic growth, as measured by gross domestic product, characterized the six-month period ended June 30, 2013. Increasing job creation helped lower the unemployment rate and absorb new job seekers, and consumer spending remained strong. Accelerating new and existing home sales accompanied record-low mortgage rates, affordable housing prices, low new-home inventories and a six-year low in U.S. foreclosures. Manufacturing, a mainstay of economic productivity, expanded every month except May.

Budgetary agreement between Congress and the President on January 1 preserved lower income tax rates for most U.S. households, but concerns remained about how the expired payroll tax cut, far-reaching federal spending cuts, and future federal debt ceiling negotiations could affect the U.S. economic recovery. Washington's lack of consensus on proposed expenditure reductions resulted in further across-the-board federal spending cuts starting in March. In May, Federal Reserve Board (Fed) Chairman Ben Bernanke said the Fed could gradually wind down its monthly purchases of mortgage-backed securities and Treasuries, assuming continued U.S. economic improvement. He clarified in June that such action could begin in the near future.

Amid these fiscal and monetary developments, a slow and steady U.S. recovery continued. U.S. stocks generated healthy returns as the Standard & Poor's® 500 Index and Dow Jones Industrial Average reached all-time highs during the period, even though Chairman Bernanke's statements sparked volatility.[1] Rising corporate profits and generally favorable economic data bolstered investor confidence, but caution remained about the extent to which positive business and market results were dependent on continuation of the Fed's accommodative monetary policy.

The global economic recovery was mixed during the first half of 2013. Emerging markets continued to lead the recovery, although they showed signs of slowing. Growth in the U.S. and eurozone continued to be slow by the standards of previous recoveries. As fears eased surrounding the issues of sovereign debt in Europe, the possibility of another recession in the U.S., and a potential "hard landing" in China, financial market performance was positive. Improving sentiment, relatively strong fundamentals, and continued provision of global liquidity supported risk assets as equity markets performed well and

1. STANDARD & POOR'S®, S&P® and S&P 500® are registered trademarks of Standard & Poor's Financial Services LLC.

bond prices generally declined. Policymakers in the largest developed economies increased their already unprecedented efforts to supply liquidity. Actions elsewhere in the world were mixed, with some policymakers less willing to reverse previous tightening efforts in response to the external environment.

Global developed and emerging market stocks, as measured by the MSCI All Country World Index, advanced during the first six months of 2013. Although emerging markets declined, the losses were more than offset by developed market gains. Regional performance was more consistent with local economic trends, although periodic volatility reflected the global economy's fragility. Given the rise in rates near period-end, longer duration U.S. Treasury and emerging market bond prices experienced meaningful price declines. In the second quarter, gold, traditionally a safe haven, posted its worst quarterly performance since 1974 as inflation expectations remained subdued and global commodities stayed under pressure. Investor sentiment improved in the last week of the period, and global stock prices rebounded from period lows after China's central bank intervened to calm the country's interbank market, positive economic reports helped stabilize Japanese government bond yields, and several Fed members reassured investors that the Fed's accommodative monetary policy would continue.

The foregoing information reflects our analysis and opinions as of June 30, 2013. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Franklin LifeSmart 2015 Retirement Target Fund

(formerly, Franklin Templeton 2015 Retirement Target Fund)

Your Fund's Goal and Main Investments: Franklin LifeSmart 2015 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2015 approaches.[1] The target date is the approximate retirement year of the investor.

Asset Allocation*
Franklin LifeSmart 2015 Retirement Target Fund
Based on Total Net Assets as of 6/30/13



Domestic Equity	30.5%
Domestic Fixed Income	25.7%
Foreign Fixed Income	14.8%
Foreign Equity	14.6%
Alternative Strategies	1.5%
Short-Term Investments & Other Net Assets	12.9%

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

This semiannual report for Franklin LifeSmart 2015 Retirement Target Fund covers the period ended June 30, 2013.

Performance Overview

Franklin LifeSmart 2015 Retirement Target Fund – Class A delivered a +2.55% cumulative total return for the six months ended June 30, 2013. By comparison,

1. Effective 7/1/13, the Fund will implement changes to its target allocations; short-term investment allocations will be combined into the fixed income fund target allocation. The Fund's investment goal will remain the same.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's SOI, which begins on page 43.

the Fund's equity benchmarks, the Standard & Poor's 500 Index (S&P 500®), a broad measure of U.S. stock performance, and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, generated total returns of +13.82% and +4.47%.[2] The Fund's fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, had a -2.44% total return.[2] The Payden & Rygel 90 Day U.S. Treasury Bill Index, a proxy for short-term investments and other net assets, posted a +0.03% total return for the same period.[2] You can find the Fund's long-term performance data in the Performance Summary beginning on page 9.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, "fund investments"). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund's specific risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments' allocation percentages based upon each Fund's risk/return level. We change the Fund's target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the "landing point" (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

2. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

Manager's Discussion

The Fund's performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2015 Retirement Target Fund allocated 45.1% of total net assets to equity and 40.5% to fixed income. Domestic equity exposure was 67.6% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2013, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Rising Dividends Fund – Class R6, at 6.7% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 63.5% of the Fund's total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 12.4% of total net assets.

Our largest domestic growth fund holding, Franklin DynaTech Fund – Class R6, underperformed the S&P 500, while our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, performed comparably to the index. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin U.S. Government Securities Fund – Class R6 performed better than the Barclays U.S. Aggregate Index.

Top 10 Fund Holdings

Franklin LifeSmart 2015 Retirement Target Fund
6/30/13

	% of Total Net Assets
Templeton Global Total Return Fund – Class R6	12.4%
Franklin U.S. Government Securities Fund – Class R6	12.0%
Franklin Total Return Fund – Class R6	8.6%
Franklin Rising Dividends Fund – Class R6	6.7%
Franklin DynaTech Fund – Class R6	6.6%
Franklin International Small Cap Growth Fund – Class R6	5.6%
Franklin Growth Fund – Class R6	3.5%
iShares iBoxx $ Investment Grade Corporate Bond Fund (Exchange Traded Fund)	3.4%
Franklin Utilities Fund – Class R6	3.0%
Mutual European Fund – Class R6	2.8%

Thank you for your continued participation in Franklin LifeSmart 2015 Retirement Target Fund. We look forward to serving your future investment needs.



T. Anthony Coffey, CFA



Thomas A. Nelson, CFA

Portfolio Managers
Franklin LifeSmart 2015 Retirement Target Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of 6/30/13

Franklin LifeSmart 2015 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: FTRAX)		Change	6/30/13	12/31/12
Net Asset Value (NAV)		+$0.10	$11.77	$11.67
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0529			
Long-Term Capital Gain	$0.1447			
Total	**$0.1976**			
Class C (Symbol: FRTCX)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		+$0.08	$11.65	$11.57
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0345			
Long-Term Capital Gain	$0.1447			
Total	**$0.1792**			
Class R (Symbol: n/a)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		+$0.09	$11.73	$11.64
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0482			
Long-Term Capital Gain	$0.1447			
Total	**$0.1929**			
Class R6 (Symbol: n/a)		**Change**	**6/30/13**	**5/1/13**
Net Asset Value (NAV)		-$0.36	$11.81	$12.17
Distributions (5/1/13–6/30/13)				
Long-Term Capital Gain	$0.1447			
Advisor Class (Symbol: n/a)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		+$0.11	$11.81	$11.70
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0610			
Long-Term Capital Gain	$0.1447			
Total	**$0.2057**			

Performance Summary *(continued)*

Performance[1]

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. ***Class A:*** *5.75% maximum initial sales charge;* ***Class C:*** *1% contingent deferred sales charge in first year only;* ***Class R/R6/Advisor Class:*** *no sales charges.*

Class A	6-Month		1-Year	5-Year	Inception (8/1/06)
Cumulative Total Return[2]	+2.55%		+8.46%	+28.30%	+42.90%
Average Annual Total Return[3]	-3.33%		+2.25%	+3.88%	+4.40%
Value of $10,000 Investment[4]	$9,667		$10,225	$12,096	$13,468
Total Annual Operating Expenses[5]					
Without Waiver		1.41%			
With Waiver		0.89%			
Class C	**6-Month**		**1-Year**	**5-Year**	**Inception (8/1/06)**
Cumulative Total Return[2]	+2.25%		+7.70%	+23.93%	+36.23%
Average Annual Total Return[3]	+1.25%		+6.70%	+4.38%	+4.57%
Value of $10,000 Investment[4]	$10,125		$10,670	$12,393	$13,623
Total Annual Operating Expenses[5]					
Without Waiver		2.11%			
With Waiver		1.59%			
Class R	**6-Month**		**1-Year**	**5-Year**	**Inception (8/1/06)**
Cumulative Total Return[2]	+2.43%		+8.18%	+26.90%	+40.83%
Average Annual Total Return[3]	+2.43%		+8.18%	+4.88%	+5.08%
Value of $10,000 Investment[4]	$10,243		$10,818	$12,690	$14,083
Total Annual Operating Expenses[5]					
Without Waiver		1.61%			
With Waiver		1.09%			
Class R6					**Inception (5/1/13)**
Cumulative Total Return[2]					-1.68%
Aggregate Total Return[6]					-1.68%
Value of $10,000 Investment[4]					$9,832
Total Annual Operating Expenses[5]					
Without Waiver		0.99%			
With Waiver		0.54%			
Advisor Class	**6-Month**		**1-Year**	**5-Year**	**Inception (8/1/06)**
Cumulative Total Return[2]	+2.70%		+8.76%	+30.22%	+45.96%
Average Annual Total Return[3]	+2.70%		+8.76%	+5.42%	+5.62%
Value of $10,000 Investment[4]	$10,270		$10,876	$13,022	$14,596
Total Annual Operating Expenses[5]					
Without Waiver		1.11%			
With Waiver		0.59%			

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ***franklintempleton.com*** *or call* ***(800) 342-5236.***

Management has contractually agreed to waive or assume certain fees and expenses so that expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 0.05% (other than certain nonroutine expenses), until 4/30/14.

Endnotes

All investments involve risks, including possible loss of principal. It is important to note that the principal value of the Fund will fluctuate and is not guaranteed at any time, including at or after the stated target date for the Fund, nor is there any guarantee that the Fund will provide sufficient income, at or through the investor's retirement. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund's share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described more fully in the Fund's prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Fund investment results reflect the expense reduction, without which the results would have been lower. As of 5/1/11, the Fund's glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Aggregate total return represents the change in value of an investment for the period indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.

Your Fund's Expenses

Franklin LifeSmart 2015 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases; and
- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. *Of course, your account value and expenses will differ from those in this illustration:*

1. Divide your account value by $1,000.
   If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2. Multiply the result by the number under the heading "Expenses Paid During Period."
   If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Your Fund's Expenses *(continued)*

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Class A	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13–6/30/13	Expenses Paid During Period** 1/1/13–6/30/13
Actual	$1,000	$1,025.50	$1.96	$5.22
Hypothetical (5% return before expenses)	$1,000	$1,022.86	$1.96	$5.21
Class C				
Actual	$1,000	$1,022.50	$5.47	$8.73
Hypothetical (5% return before expenses)	$1,000	$1,019.39	$5.46	$8.70
Class R				
Actual	$1,000	$1,024.30	$3.01	$6.27
Hypothetical (5% return before expenses)	$1,000	$1,021.82	$3.01	$6.26
Class R6				
Actual (5/1/13–6/30/13)	$1,000	$ 983.20	$0.00	$1.08
Hypothetical (5% return before expenses)	$1,000	$1,024.30	$0.00	$3.26
Advisor Class				
Actual	$1,000	$1,027.00	$0.50	$3.77
Hypothetical (5% return before expenses)	$1,000	$1,024.30	$0.50	$3.76

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.39%; C: 1.09%; R: 0.60%; R6: 0.00%; and Advisor: 0.10%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period for Class R6 Hypothetical expenses and Actual and Hypothetical expenses for Classes A, C, R and Advisor. The multiplier is 61/365 for Actual Class R6 expenses to reflect the number of days since inception. Effective 5/1/13, the expense waivers for Classes A, C, R and Advisor changed and the new annualized net expense ratios excluding expenses of the fund investments for each class were: A: 0.35%; C: 1.05%, R: 0.55% and Advisor: 0.05%. Had such expense waivers been in effect for the full period, the expenses paid during the period would have been:

	Actual	Hypothetical (5% return before expenses)
Class A	$1.76	$1.76
Class C	$5.27	$5.26
Class R	$2.76	$2.76
Advisor Class	$0.25	$0.25

**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.04%; C: 1.74%; R: 1.25%; R6: 0.65%; and Advisor: 0.75%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period for Class R6 Hypothetical expenses and Actual and Hypothetical expenses for Classes A, C, R and Advisor. The multiplier is 61/365 for Actual Class R6 expenses to reflect the number of days since inception. Effective 5/1/13, the expense waivers for Classes A, C, R and Advisor changed and the new annualized net expense ratios including expenses of the fund investments, which were also restated to reflect current fees and expenses for each class were: A: 0.94%; C: 1.64%, R: 1.14% and Advisor: 0.64%. Had such expense waivers been in effect for the full period, the expenses paid during the period would have been:

	Actual	Hypothetical (5% return before expenses)
Class A	$4.72	$4.71
Class C	$8.22	$8.20
Class R	$5.72	$5.71
Advisor Class	$3.22	$3.21

Franklin LifeSmart 2025 Retirement Target Fund

(formerly, Franklin Templeton 2025 Retirement Target Fund)

Your Fund's Goal and Main Investments: Franklin LifeSmart 2025 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2025 approaches.[1] The target date is the approximate retirement year of the investor.

Asset Allocation*
Franklin LifeSmart 2025 Retirement Target Fund
Based on Total Net Assets as of 6/30/13



Domestic Equity	50.8%
Foreign Equity	24.0%
Domestic Fixed Income	11.3%
Foreign Fixed Income	6.8%
Alternative Strategies	2.5%
Short-Term Investments & Other Net Assets	4.6%

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

This semiannual report for Franklin LifeSmart 2025 Retirement Target Fund covers the period ended June 30, 2013.

Performance Overview

Franklin LifeSmart 2025 Retirement Target Fund – Class A delivered a +4.97% cumulative total return for the six months ended June 30, 2013. By comparison, the Fund's equity benchmarks, the Standard & Poor's 500 Index (S&P 500), a

1. Effective 7/1/13, the Fund will implement changes to its target allocations; short-term investment allocations will be combined into the fixed income fund target allocation. The Fund's investment goal will remain the same.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's SOI, which begins on page 50.

broad measure of U.S. stock performance, and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, generated total returns of +13.82% and +4.47%.[2] The Fund's fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, had a -2.44% total return.[2] The Payden & Rygel 90 Day U.S. Treasury Bill Index, a proxy for short-term investments and other net assets, posted a +0.03% total return for the same period.[2] You can find the Fund's long-term performance data in the Performance Summary beginning on page 17.

Top 10 Fund Holdings
Franklin LifeSmart 2025 Retirement Target Fund
6/30/13

	% of Total Net Assets
Franklin DynaTech Fund – Class R6	11.6%
Franklin Rising Dividends Fund – Class R6	11.6%
Franklin International Small Cap Growth Fund – Class R6	9.6%
Templeton Global Total Return Fund – Class R6	5.7%
Franklin Growth Fund – Class R6	5.5%
Franklin U.S. Government Securities Fund – Class R6	5.2%
Franklin Utilities Fund – Class R6	4.9%
Mutual European Fund – Class R6	4.9%
iShares Core S&P 500 (Exchange Traded Fund)	4.0%
Franklin Total Return Fund – Class R6	3.7%

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, "fund investments"). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund's specific risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments' allocation percentages based upon each Fund's risk/return level. We change the Fund's target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the "landing point" (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

Manager's Discussion

The Fund's performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2025 Retirement Target Fund allocated 74.8% of total net assets to equity and 18.1% to fixed income. Domestic equity exposure was 67.9% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2013, we held shares in large-, mid- and

2. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

small-capitalization equity funds, representing both growth and value styles. Franklin DynaTech Fund – Class R6 and Franklin Rising Dividends Fund – Class R6, each at 11.6% of the Fund's total net assets, were our largest equity fund weightings at period-end. On the fixed income side, domestic exposure was 62.4% of the Fund's total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 5.7% of total net assets.

Our largest domestic growth fund holding, Franklin DynaTech Fund – Class R6, underperformed the S&P 500, while our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, performed comparably to the index. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin U.S. Government Securities Fund – Class R6 performed better than the Barclays U.S. Aggregate Index.

Thank you for your continued participation in Franklin LifeSmart 2025 Retirement Target Fund. We look forward to serving your future investment needs.



T. Anthony Coffey, CFA



Thomas A. Nelson, CFA

Portfolio Managers
Franklin LifeSmart 2025 Retirement Target Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of 6/30/13

Franklin LifeSmart 2025 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: FTRTX)		Change	6/30/13	12/31/12
Net Asset Value (NAV)		+$0.41	$11.52	$11.11
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0353			
Long-Term Capital Gain	$0.1057			
Total	**$0.1410**			
Class C (Symbol: FTTCX)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		+$0.39	$11.36	$10.97
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0165			
Long-Term Capital Gain	$0.1057			
Total	**$0.1222**			
Class R (Symbol: n/a)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		+$0.41	$11.48	$11.07
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0300			
Long-Term Capital Gain	$0.1057			
Total	**$0.1357**			
Class R6 (Symbol: n/a)		**Change**	**6/30/13**	**5/1/13**
Net Asset Value (NAV)		-$0.19	$11.55	$11.74
Distributions (5/1/13–6/30/13)				
Long-Term Capital Gain	$0.1057			
Advisor Class (Symbol: n/a)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		+$0.43	$11.55	$11.12
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0431			
Long-Term Capital Gain	$0.1057			
Total	**$0.1488**			

Performance Summary *(continued)*

Performance[1]

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. ***Class A:*** *5.75% maximum initial sales charge;* ***Class C:*** *1% contingent deferred sales charge in first year only;* ***Class R/R6/Advisor Class:*** *no sales charges.*

Class A	6-Month		1-Year	5-Year	Inception (8/1/06)
Cumulative Total Return[2]	+4.97%		+12.05%	+25.71%	+38.74%
Average Annual Total Return[3]	-1.09%		+5.64%	+3.45%	+3.96%
Value of $10,000 Investment[4]	$9,891		$10,564	$11,851	$13,076
Total Annual Operating Expenses[5]					
Without Waiver		1.48%			
With Waiver		0.93%			
Class C	**6-Month**		**1-Year**	**5-Year**	**Inception (8/1/06)**
Cumulative Total Return[2]	+4.68%		+11.24%	+21.28%	+32.22%
Average Annual Total Return[3]	+3.68%		+10.24%	+3.93%	+4.12%
Value of $10,000 Investment[4]	$10,368		$11,024	$12,128	$13,222
Total Annual Operating Expenses[5]					
Without Waiver		2.18%			
With Waiver		1.63%			
Class R	**6-Month**		**1-Year**	**5-Year**	**Inception (8/1/06)**
Cumulative Total Return[2]	+4.94%		+11.86%	+24.37%	+36.84%
Average Annual Total Return[3]	+4.94%		+11.86%	+4.46%	+4.64%
Value of $10,000 Investment[4]	$10,494		$11,186	$12,437	$13,684
Total Annual Operating Expenses[5]					
Without Waiver		1.68%			
With Waiver		1.13%			
Class R6					**Inception (5/1/13)**
Cumulative Total Return[2]					-0.71%
Aggregate Total Return[6]					-0.71%
Value of $10,000 Investment[4]					$9,929
Total Annual Operating Expenses[5]					
Without Waiver		1.01%			
With Waiver		0.58%			
Advisor Class	**6-Month**		**1-Year**	**5-Year**	**Inception (8/1/06)**
Cumulative Total Return[2]	+5.21%		+12.41%	+27.58%	+41.57%
Average Annual Total Return[3]	+5.21%		+12.41%	+4.99%	+5.16%
Value of $10,000 Investment[4]	$10,521		$11,241	$12,758	$14,157
Total Annual Operating Expenses[5]					
Without Waiver		1.18%			
With Waiver		0.63%			

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ***franklintempleton.com*** *or call* ***(800) 342-5236****.*

Management has contractually agreed to waive or assume certain fees and expenses so that expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 0.05% (other than certain nonroutine expenses) until 4/30/14.

Endnotes

All investments involve risks, including possible loss of principal. It is important to note that the principal value of the Fund will fluctuate and is not guaranteed at any time, including at or after the stated target date for the Fund, nor is there any guarantee that the Fund will provide sufficient income, at or through the investor's retirement. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund's share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described more fully in the Fund's prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Fund investment results reflect the expense reduction, without which the results would have been lower. As of 5/1/11, the Fund's glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Aggregate total return represents the change in value of an investment for the period indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.

Your Fund's Expenses

Franklin LifeSmart 2025 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases; and
- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. *Of course, your account value and expenses will differ from those in this illustration:*

1. Divide your account value by $1,000.
   If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2. Multiply the result by the number under the heading "Expenses Paid During Period."
   If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Your Fund's Expenses *(continued)*

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Class A	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13–6/30/13	Expenses Paid During Period** 1/1/13–6/30/13
Actual	$1,000	$1,049.70	$2.08	$5.71
Hypothetical (5% return before expenses)	$1,000	$1,022.76	$2.06	$5.62
Class C				
Actual	$1,000	$1,046.80	$5.63	$9.25
Hypothetical (5% return before expenses)	$1,000	$1,019.29	$5.56	$9.11
Class R				
Actual	$1,000	$1,049.40	$3.10	$6.72
Hypothetical (5% return before expenses)	$1,000	$1,021.77	$3.06	$6.62
Class R6				
Actual (5/1/13–6/30/13)	$1,000	$ 992.90	$0.00	$1.19
Hypothetical (5% return before expenses)	$1,000	$1,024.25	$0.00	$3.57
Advisor Class				
Actual	$1,000	$1,052.10	$0.56	$4.19
Hypothetical (5% return before expenses)	$1,000	$1,024.25	$0.55	$4.13

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.41%; C: 1.11%; R: 0.61%; R6: 0.00%; and Advisor: 0.11%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period for Class R6 Hypothetical expenses and Actual and Hypothetical expenses for Classes A, C, R and Advisor. The multiplier is 61/365 for Actual Class R6 expenses to reflect the number of days since inception. Effective 5/1/13, the expense waivers for Classes A, C, R and Advisor changed and the new annualized net expense ratios excluding expenses of the fund investments for each class were: A: 0.35%; C: 1.05%, R: 0.55% and Advisor: 0.05%. Had such expense waivers been in effect for the full period, the expenses paid during the period would have been:

	Actual	Hypothetical (5% return before expenses)
Class A	$1.78	$1.76
Class C	$5.33	$5.26
Class R	$2.79	$2.76
Advisor Class	$0.25	$0.25

**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.12%; C: 1.82%; R: 1.32%; R6: 0.71%; and Advisor: 0.82%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period for Class R6 Hypothetical expenses and Actual and Hypothetical expenses for Classes A, C, R and Advisor. The multiplier is 61/365 for Actual Class R6 expenses to reflect the number of days since inception. Effective 5/1/13, the expense waivers for Classes A, C, R and Advisor changed and the new annualized net expense ratios including expenses of the fund investments, which were also restated to reflect current fees and expenses for each class were: A: 0.99%; C: 1.69%, R: 1.19% and Advisor: 0.69%. Had such expense waivers been in effect for the full period, the expenses paid during the period would have been:

	Actual	Hypothetical (5% return before expenses)
Class A	$5.03	$4.96
Class C	$8.58	$8.45
Class R	$6.05	$5.96
Advisor Class	$3.51	$3.46

Franklin LifeSmart 2035 Retirement Target Fund

(formerly, Franklin Templeton 2035 Retirement Target Fund)

Your Fund's Goal and Main Investments: Franklin LifeSmart 2035 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2035 approaches.[1] The target date is the approximate retirement year of the investor.

Asset Allocation*
Franklin LifeSmart 2035 Retirement Target Fund
Based on Total Net Assets as of 6/30/13



Domestic Equity 55.3%
Foreign Equity 25.8%
Domestic Fixed Income 7.0%
Foreign Fixed Income 4.3%
Alternative Strategies 2.8%
Short-Term Investments & Other Net Assets 4.8%

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit ***franklintempleton.com*** *or call* ***(800) 342-5236*** *for most recent month-end performance.*

This semiannual report for Franklin LifeSmart 2035 Retirement Target Fund covers the period ended June 30, 2013.

Performance Overview

Franklin LifeSmart 2035 Retirement Target Fund – Class A delivered a +5.75% cumulative total return for the six months ended June 30, 2013. By comparison, the Fund's equity benchmarks, the Standard & Poor's 500 Index (S&P 500), a

1. Effective 7/1/13, the Fund will implement changes to its target allocations; short-term investment allocations will be combined into the fixed income fund target allocation. The Fund's investment goal will remain the same.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's SOI, which begins on page 57.

broad measure of U.S. stock performance, and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, generated total returns of +13.82% and +4.47%.[2] The Fund's fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, had a -2.44% total return.[2] The Payden & Rygel 90 Day U.S. Treasury Bill Index, a proxy for short-term investments and other net assets, posted a +0.03% total return for the same period.[2] You can find the Fund's long-term performance data in the Performance Summary beginning on page 25.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, "fund investments"). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund's specific risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments' allocation percentages based upon each Fund's risk/return level. We change the Fund's target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the "landing point" (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

Manager's Discussion

The Fund's performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2035 Retirement Target Fund allocated 81.1% of total net assets to equity, and 11.3% to fixed income. Domestic equity exposure was 68.2% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes

Top 10 Fund Holdings

Franklin LifeSmart 2035 Retirement Target Fund
6/30/13

	% of Total Net Assets
Franklin DynaTech Fund – Class R6	12.5%
Franklin Rising Dividends Fund – Class R6	12.5%
Franklin International Small Cap Growth Fund – Class R6	10.0%
Franklin Growth Fund – Class R6	6.4%
Franklin Utilities Fund – Class R6	5.5%
Mutual European Fund – Class R6	5.2%
iShares Core S&P 500 (Exchange Traded Fund)	4.4%
Franklin Flex Cap Growth Fund – Class R6	4.0%
Templeton Global Total Return Fund – Class R6	3.6%
Templeton Frontier Markets Fund – Class R6	3.0%

2. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

and investment styles, and on June 30, 2013, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin DynaTech Fund – Class R6 and Franklin Rising Dividends Fund – Class R6, each at 12.5% of the Fund's total net assets, were our largest equity fund weightings at period-end. On the fixed income side, domestic exposure was 61.9% of the Fund's total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 3.6% of total net assets.

Our largest domestic growth fund holding, Franklin DynaTech Fund – Class R6, underperformed the S&P 500, while our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, performed comparably to the index. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 performed better than the Barclays U.S. Aggregate Index.

Thank you for your continued participation in Franklin LifeSmart 2035 Retirement Target Fund. We look forward to serving your future investment needs.



T. Anthony Coffey, CFA



Thomas A. Nelson, CFA

Portfolio Managers
Franklin LifeSmart 2035 Retirement Target Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of 6/30/13

Franklin LifeSmart 2035 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: FRTAX)		Change	6/30/13	12/31/12
Net Asset Value (NAV)		+$0.48	$11.49	$11.01
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0007			
Long-Term Capital Gain	$0.1515			
Total	**$0.1522**			
Class C (Symbol: FTRCX)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		+$0.42	$11.27	$10.85
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0007			
Long-Term Capital Gain	$0.1515			
Total	**$0.1522**			
Class R (Symbol: n/a)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		+$0.46	$11.47	$11.01
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0007			
Long-Term Capital Gain	$0.1515			
Total	**$0.1522**			
Class R6 (Symbol: n/a)		**Change**	**6/30/13**	**5/1/13**
Net Asset Value (NAV)		-$0.21	$11.56	$11.77
Distributions (5/1/13–6/30/13)				
Dividend Income	$0.0001			
Long-Term Capital Gain	$0.1515			
Total	**$0.1516**			
Advisor Class (Symbol: n/a)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		+$0.49	$11.56	$11.07
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0007			
Long-Term Capital Gain	$0.1515			
Total	**$0.1522**			

Performance[1]

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. ***Class A:*** *5.75% maximum initial sales charge;* ***Class C:*** *1% contingent deferred sales charge in first year only;* ***Class R/R6/Advisor Class:*** *no sales charges.*

Class A	6-Month		1-Year	5-Year	Inception (8/1/06)
Cumulative Total Return[2]	+5.75%		+13.09%	+24.63%	+37.80%
Average Annual Total Return[3]	-0.32%		+6.56%	+3.27%	+3.85%
Value of $10,000 Investment[4]	$9,968		$10,656	$11,745	$12,987
Total Annual Operating Expenses[5]					
Without Waiver		1.63%			
With Waiver		0.95%			
Class C	**6-Month**		**1-Year**	**5-Year**	**Inception (8/1/06)**
Cumulative Total Return[2]	+5.28%		+12.24%	+20.36%	+31.23%
Average Annual Total Return[3]	+4.28%		+11.24%	+3.78%	+4.01%
Value of $10,000 Investment[4]	$10,428		$11,124	$12,036	$13,123
Total Annual Operating Expenses[5]					
Without Waiver		2.33%			
With Waiver		1.65%			
Class R	**6-Month**		**1-Year**	**5-Year**	**Inception (8/1/06)**
Cumulative Total Return[2]	+5.57%		+12.91%	+23.52%	+35.99%
Average Annual Total Return[3]	+5.57%		+12.91%	+4.31%	+4.55%
Value of $10,000 Investment[4]	$10,557		$11,291	$12,352	$13,599
Total Annual Operating Expenses[5]					
Without Waiver		1.83%			
With Waiver		1.15%			
Class R6					**Inception (5/1/13)**
Cumulative Total Return[2]					-0.49%
Aggregate Total Return[6]					-0.49%
Value of $10,000 Investment[4]					$9,951
Total Annual Operating Expenses[5]					
Without Waiver		1.10%			
With Waiver		0.60%			
Advisor Class	**6-Month**		**1-Year**	**5-Year**	**Inception (8/1/06)**
Cumulative Total Return[2]	+5.81%		+13.42%	+26.50%	+40.74%
Average Annual Total Return[3]	+5.81%		+13.42%	+4.81%	+5.07%
Value of $10,000 Investment[4]	$10,581		$11,342	$12,650	$14,074
Total Annual Operating Expenses[5]					
Without Waiver		1.33%			
With Waiver		0.65%			

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ***franklintempleton.com*** *or call* ***(800) 342-5236.***

Management has contractually agreed to waive or assume certain fees and expenses so that expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 0.05% (other than certain nonroutine expenses) until 4/30/14.

Endnotes

All investments involve risks, including possible loss of principal. It is important to note that the principal value of the Fund will fluctuate and is not guaranteed at any time, including at or after the stated target date for the Fund, nor is there any guarantee that the Fund will provide sufficient income, at or through the investor's retirement. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund's share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described more fully in the Fund's prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Fund investment results reflect the expense reduction, without which the results would have been lower. As of 5/1/11, the Fund's glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Aggregate total return represents the change in value of an investment for the period indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.

Your Fund's Expenses

Franklin LifeSmart 2035 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases; and
- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. *Of course, your account value and expenses will differ from those in this illustration:*

1. Divide your account value by $1,000.
   If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2. Multiply the result by the number under the heading "Expenses Paid During Period."
   If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Your Fund's Expenses *(continued)*

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Class A	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13–6/30/13	Expenses Paid During Period** 1/1/13–6/30/13
Actual	$1,000	$1,057.50	$2.14	$5.87
Hypothetical (5% return before expenses)	$1,000	$1,022.71	$2.11	$5.76
Class C				
Actual	$1,000	$1,052.80	$5.70	$9.42
Hypothetical (5% return before expenses)	$1,000	$1,019.24	$5.61	$9.25
Class R				
Actual	$1,000	$1,055.70	$3.16	$6.88
Hypothetical (5% return before expenses)	$1,000	$1,021.72	$3.11	$6.76
Class R6				
Actual (5/1/13–6/30/13)	$1,000	$ 995.10	$0.00	$1.22
Hypothetical (5% return before expenses)	$1,000	$1,024.20	$0.00	$3.66
Advisor Class				
Actual	$1,000	$1,058.10	$0.61	$4.34
Hypothetical (5% return before expenses)	$1,000	$1,024.20	$0.60	$4.26

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.42%; C: 1.12%; R: 0.62%; R6: 0.00%; and Advisor: 0.12%), multiplied by the average account value over the period, multiplied 181/365 to reflect the one-half year period for Class R6 Hypothetical expenses and Actual and Hypothetical expenses for Classes A, C, R and Advisor. The multiplier is 61/365 for Actual Class R6 expenses to reflect the number of days since inception. Effective 5/1/13, the expense waivers for Classes A, C, R and Advisor changed and the new annualized net expense ratios excluding expenses of the fund investments for each class were: A: 0.35%; C: 1.05%, R: 0.55% and Advisor: 0.05%. Had such expense waivers been in effect for the full period, the expenses paid during the period would have been:

	Actual	Hypothetical (5% return before expenses)
Class A	$1.79	$1.76
Class C	$5.34	$5.26
Class R	$2.80	$2.76
Advisor Class	$0.26	$0.25

**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.15%; C: 1.85%; R: 1.35%; R6: 0.73%; and Advisor: 0.85%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period for Class R6 Hypothetical expenses and Actual and Hypothetical expenses for Classes A, C, R and Advisor. The multiplier is 61/365 for Actual Class R6 expenses to reflect the number of days since inception. Effective 5/1/13, the expense waivers for Classes A, C, R and Advisor changed and the new annualized net expense ratios including expenses of the fund investments, which were also restated to reflect current fees and expenses for each class were: A: 1.01%; C: 1.71%, R: 1.21% and Advisor: 0.71%. Had such expense waivers been in effect for the full period, the expenses paid during the period would have been:

	Actual	Hypothetical (5% return before expenses)
Class A	$5.15	$5.06
Class C	$8.70	$8.55
Class R	$6.17	$6.06
Advisor Class	$3.62	$3.56

Franklin LifeSmart 2045 Retirement Target Fund

(formerly, Franklin Templeton 2045 Retirement Target Fund)

Your Fund's Goal and Main Investments: Franklin LifeSmart 2045 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds, with an increasing emphasis on income as the target date of 2045 approaches.[1] The target date is the approximate retirement year of the investor.

Asset Allocation*

Franklin LifeSmart 2045 Retirement Target Fund
Based on Total Net Assets as of 6/30/13



Domestic Equity	58.1%
Foreign Equity	28.0%
Domestic Fixed Income	5.7%
Foreign Fixed Income	3.4%
Alternative Strategies	3.1%
Short-Term Investments & Other Net Assets	1.7%

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit ***franklintempleton.com*** *or call* ***(800) 342-5236*** *for most recent month-end performance.*

This semiannual report for Franklin LifeSmart 2045 Retirement Target Fund covers the period ended June 30, 2013.

Performance Overview

Franklin LifeSmart 2045 Retirement Target Fund – Class A delivered a +5.85% cumulative total return for the six months ended June 30, 2013. By comparison, the Fund's equity benchmarks, the Standard & Poor's 500 Index (S&P 500), a

1. Effective 7/1/13, the Fund will implement changes to its target allocations; short-term investment allocations will be combined into the fixed income fund target allocation. The Fund's investment goal will remain the same.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's SOI, which begins on page 64.

broad measure of U.S. stock performance, and the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, generated total returns of +13.82% and +4.47%.[2] The Fund's fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, had a -2.44% total return.[2] The Payden & Rygel 90 Day U.S. Treasury Bill Index, a proxy for short-term investments and other net assets, posted a +0.03% total return for the same period.[2] You can find the Fund's long-term performance data in the Performance Summary beginning on page 33.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying Franklin Templeton funds and other fund investments (collectively, "fund investments"). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund's specific risk profile. In evaluating the risk level of the fund investments, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Target Fund in the same fund investments and will vary the fund investments' allocation percentages based upon each Fund's risk/return level. We change the Fund's target asset allocation over time, and it becomes increasingly conservative as the stated target date draws near. At the "landing point" (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will generally become fixed.

Manager's Discussion

The Fund's performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the fund investments. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

At period-end, Franklin LifeSmart 2045 Retirement Target Fund allocated 86.1% of total net assets to equity and 9.1% to fixed income. Domestic equity exposure was 67.5% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes

Top 10 Fund Holdings

Franklin LifeSmart 2045 Retirement Target Fund
6/30/13

	% of Total Net Assets
Franklin Rising Dividends Fund – Class R6	14.0%
Franklin DynaTech Fund – Class R6	13.6%
Franklin International Small Cap Growth Fund – Class R6	10.7%
Franklin Growth Fund – Class R6	6.9%
Franklin Utilities Fund – Class R6	6.0%
Mutual European Fund – Class R6	5.5%
iShares Core S&P 500 (Exchange Traded Fund)	4.6%
Templeton Foreign Fund – Class R6	3.9%
Franklin Flex Cap Growth Fund – Class R6	3.4%
Templeton Frontier Markets Fund – Class R6	3.1%

2. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

and investment styles, and on June 30, 2013, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Rising Dividends Fund – Class R6, at 14.0% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 62.6% of the Fund's total fixed income weighting, with the balance in foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 2.8% of total net assets.

Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, performed comparably to the S&P 500, while our largest domestic growth fund holding, Franklin DynaTech Fund – Class R6, underperformed the index. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Total Return Fund – Class R6 performed better than the Barclays U.S. Aggregate Index.

Thank you for your continued participation in Franklin LifeSmart 2045 Retirement Target Fund. We look forward to serving your future investment needs.





T. Anthony Coffey, CFA





Thomas A. Nelson, CFA

Portfolio Managers
Franklin LifeSmart 2045 Retirement Target Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of 6/30/13

Franklin LifeSmart 2045 Retirement Target Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: FTTAX)		Change	6/30/13	12/31/12
Net Asset Value (NAV)		+$0.48	$11.40	$10.92
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0007			
Long-Term Capital Gain	$0.1572			
Total	**$0.1579**			
Class C (Symbol: n/a)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		+$0.42	$11.15	$10.73
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0007			
Long-Term Capital Gain	$0.1572			
Total	**$0.1579**			
Class R (Symbol: n/a)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		+$0.46	$11.34	$10.88
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0007			
Long-Term Capital Gain	$0.1572			
Total	**$0.1579**			
Class R6 (Symbol: n/a)		**Change**	**6/30/13**	**5/1/13**
Net Asset Value (NAV)		-$0.20	$11.47	$11.67
Distributions (5/1/13–6/30/13)				
Long-Term Capital Gain	$0.1572			
Advisor Class (Symbol: n/a)		**Change**	**6/30/13**	**12/31/12**
Net Asset Value (NAV)		+$0.50	$11.46	$10.96
Distributions (1/1/13–6/30/13)				
Dividend Income	$0.0007			
Long-Term Capital Gain	$0.1572			
Total	**$0.1579**			

Performance[1]

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. ***Class A:*** *5.75% maximum initial sales charge;* ***Class C:*** *1% contingent deferred sales charge in first year only;* ***Class R/R6/Advisor Class:*** *no sales charges.*

Class A	6-Month	1-Year	5-Year	Inception (8/1/06)
Cumulative Total Return[2]	+5.85%	+13.35%	+25.01%	+38.62%
Average Annual Total Return[3]	-0.27%	+6.84%	+3.34%	+3.94%
Value of $10,000 Investment[4]	$9,973	$10,684	$11,786	$13,065
Total Annual Operating Expenses[5]				
Without Waiver	1.88%			
With Waiver	0.95%			
Class C	**6-Month**	**1-Year**	**5-Year**	**Inception (8/1/06)**
Cumulative Total Return[2]	+5.40%	+12.58%	+20.55%	+32.01%
Average Annual Total Return[3]	+4.40%	+11.58%	+3.81%	+4.10%
Value of $10,000 Investment[4]	$10,440	$11,158	$12,055	$13,201
Total Annual Operating Expenses[5]				
Without Waiver	2.58%			
With Waiver	1.65%			
Class R	**6-Month**	**1-Year**	**5-Year**	**Inception (8/1/06)**
Cumulative Total Return[2]	+5.69%	+13.12%	+23.60%	+36.64%
Average Annual Total Return[3]	+5.69%	+13.12%	+4.33%	+4.62%
Value of $10,000 Investment[4]	$10,569	$11,312	$12,360	$13,664
Total Annual Operating Expenses[5]				
Without Waiver	2.08%			
With Waiver	1.15%			
Class R6				**Inception (5/1/13)**
Cumulative Total Return[2]				-0.44%
Aggregate Total Return[6]				-0.44%
Value of $10,000 Investment[4]				$9,956
Total Annual Operating Expenses[5]				
Without Waiver	1.22%			
With Waiver	0.60%			
Advisor Class	**6-Month**	**1-Year**	**5-Year**	**Inception (8/1/06)**
Cumulative Total Return[2]	+6.01%	+13.68%	+26.75%	+41.47%
Average Annual Total Return[3]	+6.01%	+13.68%	+4.85%	+5.15%
Value of $10,000 Investment[4]	$10,601	$11,368	$12,675	$14,147
Total Annual Operating Expenses[5]				
Without Waiver	1.58%			
With Waiver	0.65%			

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ***franklintempleton.com*** *or call* ***(800) 342-5236.***

Management has contractually agreed to waive or assume certain fees and expenses so that expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 0.05% (other than certain nonroutine expenses) until 4/30/14.

Endnotes

All investments involve risks, including possible loss of principal. It is important to note that the principal value of the Fund will fluctuate and is not guaranteed at any time, including at or after the stated target date for the Fund, nor is there any guarantee that the Fund will provide sufficient income, at or through the investor's retirement. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund's share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks are described more fully in the Fund's prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Fund investment results reflect the expense reduction, without which the results would have been lower. As of 5/1/11, the Fund's glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Aggregate total return represents the change in value of an investment for the period indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.

Your Fund's Expenses

Franklin LifeSmart 2045 Retirement Target Fund

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases; and
- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. *Of course, your account value and expenses will differ from those in this illustration:*

1. Divide your account value by $1,000.
   If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2. Multiply the result by the number under the heading "Expenses Paid During Period."
   If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Your Fund's Expenses *(continued)*

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Class A	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13–6/30/13	Expenses Paid During Period** 1/1/13–6/30/13
Actual	$1,000	$1,058.50	$2.09	$5.87
Hypothetical (5% return before expenses)	$1,000	$1,022.76	$2.06	$5.76
Class C				
Actual	$1,000	$1,054.00	$5.65	$9.42
Hypothetical (5% return before expenses)	$1,000	$1,019.29	$5.56	$9.25
Class R				
Actual	$1,000	$1,056.90	$3.11	$6.88
Hypothetical (5% return before expenses)	$1,000	$1,021.77	$3.06	$6.76
Class R6				
Actual (5/1/13–6/30/13)	$1,000	$ 995.60	$0.00	$1.23
Hypothetical (5% return before expenses)	$1,000	$1,024.25	$0.00	$3.71
Advisor Class				
Actual	$1,000	$1,060.10	$0.56	$4.34
Hypothetical (5% return before expenses)	$1,000	$1,024.25	$0.55	$4.26

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.41%; C: 1.11%; R: 0.61%; R6: 0.00%; and Advisor: 0.11%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period for Class R6 Hypothetical expenses and Actual and Hypothetical expenses for Classes A, C, R and Advisor. The multiplier is 61/365 for Actual Class R6 expenses to reflect the number of days since inception. Effective 5/1/13, the expense waivers for Classes A, C, R and Advisor changed and the new annualized net expense ratios excluding expenses of the fund investments for each class were: A: 0.35%; C: 1.05%, R: 0.55% and Advisor: 0.05%. Had such expense waivers been in effect for the full period, the expenses paid during the period would have been:

	Actual	Hypothetical (5% return before expenses)
Class A	$1.79	$1.76
Class C	$5.35	$5.26
Class R	$2.80	$2.76
Advisor Class	$0.26	$0.25

**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.15%; C: 1.85%; R: 1.35%; R6: 0.74%; and Advisor: 0.85%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period for Class R6 Hypothetical expenses and Actual and Hypothetical expenses for Classes A, C, R and Advisor. The multiplier is 61/365 for Actual Class R6 expenses to reflect the number of days since inception. Effective 5/1/13, the expense waivers for Classes A, C, R and Advisor changed and the new annualized net expense ratios including expenses of the fund investments, which were also restated to reflect current fees and expenses for each class were: A: 1.01%; C: 1.71%, R: 1.21% and Advisor: 0.71%. Had such expense waivers been in effect for the full period, the expenses paid during the period would have been:

	Actual	Hypothetical (5% return before expenses)
Class A	$5.51	$5.06
Class C	$8.71	$8.55
Class R	$6.17	$6.06
Advisor Class	$3.63	$3.56

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin LifeSmart 2015 Retirement Target Fund

Class A	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.67	$10.92	$11.25	$10.17	$ 8.14	$11.35
Income from investment operations[a]:						
Net investment income[b,c]	0.07	0.24	0.24	0.24	0.19	0.23
Net realized and unrealized gains (losses)	0.22	0.76	(0.33)	1.05	2.09	(3.08)
Total from investment operations	0.29	1.00	(0.09)	1.29	2.28	(2.85)
Less distributions from:						
Net investment income and short term gains received from Underlying Funds	(0.05)	(0.25)	(0.24)	(0.21)	(0.20)	(0.19)
Net realized gains	(0.14)	—	—	—	(0.05)	(0.17)
Total distributions	(0.19)	(0.25)	(0.24)	(0.21)	(0.25)	(0.36)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$11.77	$11.67	$10.92	$11.25	$10.17	$ 8.14
Total return[f]	2.55%	9.20%	(0.82)%	12.77%	28.50%	(25.55)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	0.87%	0.71%	0.80%	0.80%	1.00%	1.36%
Expenses net of waiver and payments by affiliates[h]	0.39%	0.45%	0.45%	0.45%	0.46%	0.51%
Net investment income[c]	1.12%	2.13%	2.09%	2.30%	2.11%	2.25%
Supplemental data						
Net assets, end of period (000's)	$41,765	$37,507	$31,073	$27,230	$17,108	$9,407
Portfolio turnover rate	48.42%	25.12%	31.55%	17.27%	12.19%	8.69%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.
[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.65% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin LifeSmart 2015 Retirement Target Fund

Class C	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.57	$10.83	$11.16	$10.10	$ 8.08	$11.28
Income from investment operations[a]:						
Net investment income[b,c]	0.02	0.16	0.16	0.16	0.13	0.14
Net realized and unrealized gains (losses)	0.23	0.75	(0.33)	1.04	2.09	(3.04)
Total from investment operations	0.25	0.91	(0.17)	1.20	2.22	(2.90)
Less distributions from:						
Net investment income and short term gains received from Underlying Funds	(0.03)	(0.17)	(0.16)	(0.14)	(0.15)	(0.13)
Net realized gains	(0.14)	—	—	—	(0.05)	(0.17)
Total distributions	(0.17)	(0.17)	(0.16)	(0.14)	(0.20)	(0.30)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$11.65	$11.57	$10.83	$11.16	$10.10	$ 8.08
Total return[f]	2.25%	8.44%	(1.51)%	11.91%	27.75%	(26.09)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	1.57%	1.41%	1.50%	1.50%	1.70%	2.04%
Expenses net of waiver and payments by affiliates[h]	1.09%	1.15%	1.15%	1.15%	1.16%	1.19%
Net investment income[c]	0.42%	1.43%	1.39%	1.60%	1.41%	1.57%
Supplemental data						
Net assets, end of period (000's)	$18,288	$16,912	$14,217	$12,133	$8,357	$4,621
Portfolio turnover rate	48.42%	25.12%	31.55%	17.27%	12.19%	8.69%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.65% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin LifeSmart 2015 Retirement Target Fund

Class R	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.64	$10.89	$11.22	$10.15	$ 8.12	$11.32
Income from investment operations[a]:						
Net investment income[b,c]	0.06	0.22	0.21	0.20	0.16	0.18
Net realized and unrealized gains (losses)	0.22	0.75	(0.32)	1.06	2.11	(3.05)
Total from investment operations	0.28	0.97	(0.11)	1.26	2.27	(2.87)
Less distributions from:						
Net investment income and short term gains received from Underlying Funds	(0.05)	(0.22)	(0.22)	(0.19)	(0.19)	(0.16)
Net realized gains	(0.14)	—	—	—	(0.05)	(0.17)
Total distributions	(0.19)	(0.22)	(0.22)	(0.19)	(0.24)	(0.33)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$11.73	$11.64	$10.89	$11.22	$10.15	$ 8.12
Total return[f]	2.43%	8.96%	(1.02)%	12.46%	28.32%	(25.70)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	1.08%	0.91%	1.00%	1.00%	1.20%	1.56%
Expenses net of waiver and payments by affiliates[h]	0.60%	0.65%	0.65%	0.65%	0.66%	0.71%
Net investment income[c]	0.91%	1.93%	1.89%	2.10%	1.91%	2.05%
Supplemental data						
Net assets, end of period (000's)	$2,449	$1,862	$1,815	$1,401	$1,365	$821
Portfolio turnover rate	48.42%	25.12%	31.55%	17.27%	12.19%	8.69%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.
[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.65% for the period ended June 30, 2013.

Franklin LifeSmart 2015 Retirement Target Fund

Class R6	Period Ended June 30, 2013[a] (unaudited)
Per share operating performance	
(for a share outstanding throughout the period)	
Net asset value, beginning of period	$12.17
Income from investment operations[b]:	
Net investment income[c,d]	0.03
Net realized and unrealized gains (losses)	(0.25)
Total from investment operations	(0.22)
Less distributions from net realized gains	(0.14)
Net asset value, end of period	$11.81
Total return[e]	(1.68)%
Ratios to average net assets[f]	
Expenses before waiver and payments by affiliates[g]	0.52%
Expenses net of waiver and payments by affiliates[g]	0.00%
Net investment income[d]	1.47%
Supplemental data	
Net assets, end of period (000's)	$5
Portfolio turnover rate	48.42%

[a]For the period May 1, 2013 (effective date) to June 30, 2013.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
[e]Total return is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.65% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin LifeSmart 2015 Retirement Target Fund

Advisor Class	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.70	$10.94	$11.28	$10.19	$ 8.15	$11.37
Income from investment operations[a]:						
Net investment income[b,c]	0.08	0.28	0.26	0.39	0.20	0.25
Net realized and unrealized gains (losses)	0.23	0.76	(0.33)	0.94	2.12	(3.09)
Total from investment operations	0.31	1.04	(0.07)	1.33	2.32	(2.84)
Less distributions from:						
Net investment income and short term gains received from Underlying Funds	(0.06)	(0.28)	(0.27)	(0.24)	(0.23)	(0.21)
Net realized gains	(0.14)	—	—	—	(0.05)	(0.17)
Total distributions	(0.20)	(0.28)	(0.27)	(0.24)	(0.28)	(0.38)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$11.81	$11.70	$10.94	$11.28	$10.19	$ 8.15
Total return[f]	2.70%	9.59%	(0.61)%	13.16%	28.94%	(25.39)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	0.58%	0.41%	0.50%	0.50%	0.70%	1.06%
Expenses net of waiver and payments by affiliates[h]	0.10%	0.15%	0.15%	0.15%	0.16%	0.21%
Net investment income[c]	1.41%	2.43%	2.39%	2.60%	2.41%	2.55%
Supplemental data						
Net assets, end of period (000's)	$2,269	$1,840	$1,501	$1,571	$199	$164
Portfolio turnover rate	48.42%	25.12%	31.55%	17.27%	12.19%	8.69%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.65% for the period ended June 30, 2013.

Franklin Templeton Fund Allocator Series

Statement of Investments, June 30, 2013 (unaudited)

Franklin LifeSmart 2015 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds		
Alternative Strategies 1.5%		
[a]Franklin Pelagos Commodities Strategy Fund	107,255	$ 959,934
[a]Franklin Pelagos Managed Futures Strategy Fund	3,280	26,599
		986,533
Domestic Equity 30.5%		
[a]Franklin Biotechnology Discovery Fund, Class R6	8,655	945,520
[a,b]Franklin DynaTech Fund, Class R6	114,758	4,288,496
[a]Franklin Flex Cap Growth Fund, Class R6	27,105	1,441,463
[a]Franklin Growth Fund, Class R6	40,756	2,266,043
[a,b]Franklin Growth Opportunities Fund, Class R6	36,591	936,369
[a]Franklin MicroCap Value Fund, Class R6	11,287	417,166
[a]Franklin Real Estate Securities Fund, Class R6	42,997	767,495
[a]Franklin Rising Dividends Fund, Class R6	101,217	4,342,199
[a]Franklin Small Cap Growth Fund, Class R6	54,194	881,730
[a]Franklin Utilities Fund, Class R6	131,231	1,948,776
iShares Core S&P 500, ETF	9,486	1,526,801
		19,762,058
Domestic Fixed Income 25.7%		
[a]Franklin Limited Maturity U.S. Government Securities Fund, Class R6	113,008	1,137,989
[a]Franklin Total Return Fund, Class R6	558,242	5,554,513
[a]Franklin U.S. Government Securities Fund, Class R6	1,184,002	7,755,216
iShares iBoxx $ Investment Grade Corp. Bond Fund, ETF	19,100	2,170,715
		16,618,433
Foreign Equity 14.6%		
[a]Franklin International Growth Fund, Class R6	18,650	185,942
[a]Franklin International Small Cap Growth Fund, Class R6	198,811	3,624,329
[a]Mutual European Fund, Class R6	81,534	1,833,699
[a]Templeton China World Fund, Class R6	18,738	658,654
[a]Templeton Foreign Fund, Class R6	173,560	1,221,865
[a]Templeton Frontier Markets Fund, Class R6	72,802	1,207,056
WisdomTree Japan Hedged Equity Fund (Japan)	15,700	716,077
		9,447,622
Foreign Fixed Income 14.8%		
[a]Franklin Templeton Emerging Market Debt Opportunities Fund	128,800	1,541,731
[a]Templeton Global Total Return Fund, Class R6	606,449	8,047,582
		9,589,313
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $52,682,463) 87.1%		56,403,959
Short Term Investments 12.9%		
Money Market Funds (Cost $6,474,375) 10.0%		
[a,b]Institutional Fiduciary Trust Money Market Portfolio	6,474,375	6,474,375

Franklin LifeSmart 2015 Retirement Target Fund	Principal Amount	Value
Short Term Investments (continued)		
Repurchase Agreements (Cost $1,864,349) 2.9%		
[c]Joint Repurchase Agreement, 0.088%, 7/01/13 (Maturity Value $1,864,362)	$1,864,349	$ 1,864,349
Barclays Capital Inc. (Maturity Value $212,500)		
BNP Paribas Securities Corp. (Maturity Value $236,121)		
Credit Suisse Securities (USA) LLC (Maturity Value $295,147)		
Deutsche Bank Securities Inc. (Maturity Value $235,133)		
HSBC Securities (USA) Inc. (Maturity Value $501,757)		
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $236,121)		
Morgan Stanley & Co. LLC (Maturity Value $147,583)		
Collateralized by U.S. Government Agency Securities, 0.13% - 4.625%, 7/09/13 - 8/07/17;[d] U.S. Government Agency Discount Notes, 8/01/13 - 4/21/14;[d] U.S. Treasury Bills, 7/11/13 - 5/01/14; U.S. Treasury Notes, 0.125% - 4.625%, 6/30/13 - 4/30/20; U.S. Treasury Notes, Index Linked, 1.875% - 2.00%, 7/15/13 - 1/15/14; and U.S. Treasury Bonds, 8.75%, 5/15/17 (valued at $1,903,218)		
Total Investments (Cost $61,021,187) 100.0%		64,742,683
Other Assets, less Liabilities 0.0%[†]		32,438
Net Assets 100.0%		$64,775,121

See Abbreviations on page 87.

[†]Rounds to less than 0.1% of net assets.

[a]See Note 7 regarding investments in Underlying Funds.

[b]Non-income producing.

[c]See Note 1(b) regarding joint repurchase agreement.

[d]The security is traded on a discount basis with no stated coupon rate.

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin LifeSmart 2025 Retirement Target Fund

Class A	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.11	$10.22	$10.70	$ 9.54	$7.47	$11.45
Income from investment operations[a]:						
Net investment income[b,c]	0.03	0.17	0.17	0.22	0.16	0.14
Net realized and unrealized gains (losses)	0.53	0.88	(0.48)	1.13	2.15	(3.71)
Total from investment operations	0.56	1.05	(0.31)	1.35	2.31	(3.57)
Less distributions from:						
Net investment income and short term gains received from Underlying Funds	(0.04)	(0.16)	(0.17)	(0.19)	(0.14)	(0.14)
Net realized gains	(0.11)	—	—	—	(0.10)	(0.27)
Total distributions	(0.15)	(0.16)	(0.17)	(0.19)	(0.24)	(0.41)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$11.52	$11.11	$10.22	$10.70	$9.54	$ 7.47
Total return[f]	4.97%	10.30%	(2.86)%	14.14%	31.34%	(31.74)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	0.86%	0.71%	0.80%	0.85%	1.09%	1.50%
Expenses net of waiver and payments by affiliates[h]	0.41%	0.45%	0.45%	0.45%	0.46%	0.49%
Net investment income[c]	0.44%	1.55%	1.64%	2.25%	1.88%	1.53%
Supplemental data						
Net assets, end of period (000's)	$51,463	$45,299	$36,506	$30,983	$19,725	$9,918
Portfolio turnover rate	35.76%	25.67%	20.06%	19.11%	13.43%	6.07%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.71% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin LifeSmart 2025 Retirement Target Fund

Class C	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.97	$10.11	$10.59	$ 9.45	$7.43	$11.40
Income from investment operations[a]:						
Net investment income (loss)[b,c]	(0.02)	0.09	0.10	0.16	0.10	0.10
Net realized and unrealized gains (losses)	0.54	0.86	(0.48)	1.11	2.12	(3.70)
Total from investment operations	0.52	0.95	(0.38)	1.27	2.22	(3.60)
Less distributions from:						
Net investment income and short term gains received from Underlying Funds	(0.02)	(0.09)	(0.10)	(0.13)	(0.10)	(0.10)
Net realized gains	(0.11)	—	—	—	(0.10)	(0.27)
Total distributions	(0.13)	(0.09)	(0.10)	(0.13)	(0.20)	(0.37)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$11.36	$10.97	$10.11	$10.59	$9.45	$ 7.43
Total return[f]	4.68%	9.42%	(3.54)%	13.41%	30.18%	(32.16)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	1.56%	1.41%	1.50%	1.55%	1.79%	2.20%
Expenses net of waiver and payments by affiliates[h]	1.11%	1.15%	1.15%	1.15%	1.16%	1.19%
Net investment income (loss)[c]	(0.26)%	0.85%	0.94%	1.55%	1.18%	0.83%
Supplemental data						
Net assets, end of period (000's)	$20,023	$18,312	$14,309	$11,194	$6,308	$2,551
Portfolio turnover rate	35.76%	25.67%	20.06%	19.11%	13.43%	6.07%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.71% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin LifeSmart 2025 Retirement Target Fund

Class R	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.07	$10.19	$10.68	$ 9.53	$7.47	$11.44
Income from investment operations[a]:						
Net investment income[b,c]	0.01	0.15	0.16	0.22	0.17	0.10
Net realized and unrealized gains (losses)	0.54	0.87	(0.50)	1.10	2.12	(3.68)
Total from investment operations	0.55	1.02	(0.34)	1.32	2.29	(3.58)
Less distributions from:						
Net investment income and short term gains received from Underlying Funds	(0.03)	(0.14)	(0.15)	(0.17)	(0.13)	(0.12)
Net realized gains	(0.11)	—	—	—	(0.10)	(0.27)
Total distributions	(0.14)	(0.14)	(0.15)	(0.17)	(0.23)	(0.39)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$11.48	$11.07	$10.19	$10.68	$9.53	$ 7.47
Total return[f]	4.94%	10.05%	(3.14)%	13.92%	31.03%	(31.90)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	1.06%	0.91%	1.00%	1.05%	1.29%	1.70%
Expenses net of waiver and payments by affiliates[h]	0.61%	0.65%	0.65%	0.65%	0.66%	0.69%
Net investment income[c]	0.24%	1.35%	1.44%	2.05%	1.68%	1.33%
Supplemental data						
Net assets, end of period (000's)	$3,806	$3,442	$1,780	$995	$460	$155
Portfolio turnover rate	35.76%	25.67%	20.06%	19.11%	13.43%	6.07%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.71% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin LifeSmart 2025 Retirement Target Fund

Class R6	Period Ended June 30, 2013[a] (unaudited)
Per share operating performance	
(for a share outstanding throughout the period)	
Net asset value, beginning of period	$11.74
Income from investment operations[b]:	
Net investment income[c,d]	0.02
Net realized and unrealized gains (losses)	(0.10)
Total from investment operations	(0.08)
Less distributions from net realized gains	(0.11)
Net asset value, end of period	$11.55
Total return[e]	(0.71)%
Ratios to average net assets[f]	
Expenses before waiver and payments by affiliates[g]	0.48%
Expenses net of waiver and payments by affiliates[g]	0.00%
Net investment income[d]	0.81%
Supplemental data	
Net assets, end of period (000's)	$5
Portfolio turnover rate	35.76%

[a]For the period May 1, 2013 (effective date) to June 30, 2013.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
[e]Total return is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.71% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin LifeSmart 2025 Retirement Target Fund

Advisor Class	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.12	$10.23	$10.72	$ 9.55	$7.48	$11.46
Income from investment operations[a]:						
Net investment income[b,c]	0.04	0.20	0.21	0.31	0.17	0.16
Net realized and unrealized gains (losses)	0.54	0.88	(0.50)	1.07	2.17	(3.70)
Total from investment operations	0.58	1.08	(0.29)	1.38	2.34	(3.54)
Less distributions from:						
Net investment income and short term gains received from Underlying Funds	(0.04)	(0.19)	(0.20)	(0.21)	(0.17)	(0.17)
Net realized gains	(0.11)	—	—	—	(0.10)	(0.27)
Total distributions	(0.15)	(0.19)	(0.20)	(0.21)	(0.27)	(0.44)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$11.55	$11.12	$10.23	$10.72	$9.55	$ 7.48
Total return[f]	5.21%	10.59%	(2.65)%	14.53%	31.61%	(31.49)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	0.56%	0.41%	0.50%	0.55%	0.79%	1.20%
Expenses net of waiver and payments by affiliates[h]	0.11%	0.15%	0.15%	0.15%	0.16%	0.19%
Net investment income[c]	0.74%	1.85%	1.94%	2.55%	2.18%	1.83%
Supplemental data						
Net assets, end of period (000's)	$2,201	$1,873	$1,847	$1,530	$463	$322
Portfolio turnover rate	35.76%	25.67%	20.06%	19.11%	13.43%	6.07%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.71% for the period ended June 30, 2013.

Franklin Templeton Fund Allocator Series

Statement of Investments, June 30, 2013 (unaudited)

Franklin LifeSmart 2025 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds		
Alternative Strategies 2.5%		
[a]Franklin Pelagos Commodities Strategy Fund	205,432	$ 1,838,618
[a]Franklin Pelagos Managed Futures Strategy Fund	15,664	127,032
		1,965,650
Domestic Equity 50.8%		
[a]Franklin Biotechnology Discovery Fund, Class R6	16,245	1,774,591
[a,b]Franklin DynaTech Fund, Class R6	240,186	8,975,765
[a]Franklin Flex Cap Growth Fund, Class R6	50,174	2,668,268
[a]Franklin Growth Fund, Class R6	76,511	4,254,037
[a,b]Franklin Growth Opportunities Fund, Class R6	64,500	1,650,563
[a]Franklin MicroCap Value Fund, Class R6	18,480	683,017
[a]Franklin Real Estate Securities Fund, Class R6	77,286	1,379,554
[a]Franklin Rising Dividends Fund, Class R6	208,838	8,959,157
[a]Franklin Small Cap Growth Fund, Class R6	130,420	2,121,936
[a]Franklin Utilities Fund, Class R6	255,698	3,797,111
iShares Core S&P 500, ETF	19,130	3,079,356
		39,343,355
Domestic Fixed Income 11.3%		
[a]Franklin Limited Maturity U.S. Government Securities Fund, Class R6	55,913	563,042
[a]Franklin Total Return Fund, Class R6	291,687	2,902,289
[a]Franklin U.S. Government Securities Fund, Class R6	611,727	4,006,810
iShares iBoxx $ Investment Grade Corp. Bond Fund, ETF	11,300	1,284,245
		8,756,386
Foreign Equity 24.0%		
[a]Franklin International Growth Fund, Class R6	43,989	438,566
[a]Franklin International Small Cap Growth Fund, Class R6	406,502	7,410,532
[a]Mutual European Fund, Class R6	168,807	3,796,459
[a]Templeton China World Fund, Class R6	37,793	1,328,429
[a]Templeton Foreign Fund, Class R6	295,261	2,078,636
[a]Templeton Frontier Markets Fund, Class R6	131,150	2,174,475
WisdomTree Japan Hedged Equity Fund (Japan)	30,500	1,391,105
		18,618,202
Foreign Fixed Income 6.8%		
[a]Franklin Templeton Emerging Market Debt Opportunities Fund	71,607	857,135
[a]Templeton Global Total Return Fund, Class R6	335,487	4,451,910
		5,309,045
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $66,439,009) 95.4%		73,992,638

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Franklin LifeSmart 2025 Retirement Target Fund	Shares/Units	Value
Short Term Investments (Cost $3,385,799) 4.4%		
Money Market Funds 4.4%		
[a,b] Institutional Fiduciary Trust Money Market Portfolio	3,385,799	$ 3,385,799
Total Investments in Underlying Funds and Exchange Traded Funds (Cost $69,824,808) 99.8%		77,378,437
Other Assets, less Liabilities 0.2%		120,760
Net Assets 100.0%		$77,499,197

See Abbreviations on page 87.

[a] See Note 7 regarding investments in Underlying Funds.
[b] Non-income producing.

Franklin Templeton Fund Allocator Series

Financial Highlights

Franklin LifeSmart 2035 Retirement Target Fund

Class A	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.01	$10.13	$10.59	$ 9.36	$7.12	$11.61
Income from investment operations[a]:						
Net investment income[b,c]	0.02	0.15	0.15	0.20	0.13	0.08
Net realized and unrealized gains (losses)	0.61	0.89	(0.46)	1.18	2.34	(4.16)
Total from investment operations	0.63	1.04	(0.31)	1.38	2.47	(4.08)
Less distributions from:						
Net investment income and short term gains received from Underlying Funds	(—)[d]	(0.16)	(0.15)	(0.15)	(0.13)	(0.09)
Net realized gains	(0.15)	(—)[d]	—	—	(0.10)	(0.32)
Total distributions	(0.15)	(0.16)	(0.15)	(0.15)	(0.23)	(0.41)
Redemption fees[e]	—	—	—	—	—	—[d]
Net asset value, end of period	$11.49	$11.01	$10.13	$10.59	$9.36	$ 7.12
Total return[f]	5.75%	10.33%	(2.97)%	14.78%	35.04%	(35.97)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	1.01%	0.83%	0.97%	1.12%	1.51%	2.14%
Expenses net of waiver and payments by affiliates[h]	0.42%	0.45%	0.45%	0.45%	0.45%	0.49%
Net investment income[c]	0.29%	1.45%	1.44%	2.06%	1.65%	0.87%
Supplemental data						
Net assets, end of period (000's)	$36,645	$32,095	$24,328	$19,677	$10,391	$5,349
Portfolio turnover rate	38.10%	27.30%	29.19%	23.28%	19.76%	7.54%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

[d]Amount rounds to less than $0.01 per share.

[e]Effective September 1, 2008, the redemption fee was eliminated.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.73% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin LifeSmart 2035 Retirement Target Fund

Class C	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.85	$ 9.98	$10.45	$ 9.25	$7.06	$11.52
Income from investment operations[a]:						
Net investment income (loss)[b,c]	(0.02)	0.08	0.08	0.12	0.09	0.03
Net realized and unrealized gains (losses)	0.59	0.89	(0.47)	1.18	2.28	(4.13)
Total from investment operations	0.57	0.97	(0.39)	1.30	2.37	(4.10)
Less distributions from:						
Net investment income and short term gains received from Underlying Funds	(—)[d]	(0.10)	(0.08)	(0.10)	(0.08)	(0.04)
Net realized gains	(0.15)	(—)[d]	—	—	(0.10)	(0.32)
Total distributions	(0.15)	(0.10)	(0.08)	(0.10)	(0.18)	(0.36)
Redemption fees[e]	—	—	—	—	—	—[d]
Net asset value, end of period	$11.27	$10.85	$ 9.98	$10.45	$9.25	$ 7.06
Total return[f]	5.28%	9.72%	(3.70)%	14.04%	34.00%	(36.34)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	1.71%	1.53%	1.67%	1.82%	2.21%	2.84%
Expenses net of waiver and payments by affiliates[h]	1.12%	1.15%	1.15%	1.15%	1.15%	1.19%
Net investment income (loss)[c]	(0.42)%	0.75%	0.74%	1.36%	0.95%	0.17%
Supplemental data						
Net assets, end of period (000's)	$12,738	$11,124	$8,300	$6,669	$3,980	$1,522
Portfolio turnover rate	38.10%	27.30%	29.19%	23.28%	19.76%	7.54%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

[d]Amount rounds to less than $0.01 per share.

[e]Effective September 1, 2008, the redemption fee was eliminated.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.73% for the period ended June 30, 2013.

Franklin LifeSmart 2035 Retirement Target Fund

Class R	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.01	$10.12	$10.59	$ 9.37	$7.13	$11.59
Income from investment operations[a]:						
Net investment income[b,c]	—[d]	0.14	0.14	0.21	0.12	0.03
Net realized and unrealized gains (losses)	0.61	0.89	(0.48)	1.15	2.33	(4.12)
Total from investment operations	0.61	1.03	(0.34)	1.36	2.45	(4.09)
Less distributions from:						
Net investment income and short term gains received from Underlying Funds	(—)[d]	(0.14)	(0.13)	(0.14)	(0.11)	(0.05)
Net realized gains	(0.15)	(—)[d]	—	—	(0.10)	(0.32)
Total distributions	(0.15)	(0.14)	(0.13)	(0.14)	(0.21)	(0.37)
Redemption fees[e]	—	—	—	—	—	—[d]
Net asset value, end of period	$11.47	$11.01	$10.12	$10.59	$9.37	$ 7.13
Total return[f]	5.57%	10.24%	(3.21)%	14.55%	34.79%	(36.05)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	1.21%	1.03%	1.17%	1.32%	1.71%	2.34%
Expenses net of waiver and payments by affiliates[h]	0.62%	0.65%	0.65%	0.65%	0.65%	0.69%
Net investment income[c]	0.09%	1.25%	1.24%	1.86%	1.45%	0.67%
Supplemental data						
Net assets, end of period (000's)	$3,228	$3,035	$1,724	$1,038	$368	$172
Portfolio turnover rate	38.10%	27.30%	29.19%	23.28%	19.76%	7.54%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
[d]Amount rounds to less than $0.01 per share.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.
[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.73% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin LifeSmart 2035 Retirement Target Fund

Class R6	Period Ended June 30, 2013[a] (unaudited)
Per share operating performance	
(for a share outstanding throughout the period)	
Net asset value, beginning of period	$11.77
Income from investment operations[b]:	
Net investment income[c,d]	0.02
Net realized and unrealized gains (losses)	(0.08)
Total from investment operations	(0.06)
Less distributions from:	
Net investment income	(—)[e]
Net realized gains	(0.15)
Total distributions	(0.15)
Net asset value, end of period	$11.56
Total return[f]	(0.49)%
Ratios to average net assets[g]	
Expenses before waiver and payments by affiliates[h]	0.58%
Expenses net of waiver and payments by affiliates[h]	0.00%
Net investment income[d]	0.71%
Supplemental data	
Net assets, end of period (000's)	$5
Portfolio turnover rate	38.10%

[a]For the period May 1, 2013 (effective date) to June 30, 2013.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
[e]Amount rounds to less than $0.01 per share.
[f]Total return is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.
[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.73% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin LifeSmart 2035 Retirement Target Fund

Advisor Class	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$11.07	$10.17	$10.63	$ 9.39	$7.14	$11.64
Income from investment operations[a]:						
Net investment income[b,c]	0.03	0.18	0.17	0.23	0.16	0.11
Net realized and unrealized gains (losses)	0.61	0.91	(0.46)	1.19	2.34	(4.18)
Total from investment operations	0.64	1.09	(0.29)	1.42	2.50	(4.07)
Less distributions from:						
Net investment income and short term gains received from Underlying Funds	(—)[d]	(0.19)	(0.17)	(0.18)	(0.15)	(0.11)
Net realized gains	(0.15)	(—)[d]	—	—	(0.10)	(0.32)
Total distributions	(0.15)	(0.19)	(0.17)	(0.18)	(0.25)	(0.43)
Redemption fees[e]	—	—	—	—	—	—[d]
Net asset value, end of period	$11.56	$11.07	$10.17	$10.63	$9.39	$ 7.14
Total return[f]	5.81%	10.79%	(2.69)%	15.09%	35.42%	(35.72)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	0.71%	0.53%	0.67%	0.82%	1.21%	1.84%
Expenses net of waiver and payments by affiliates[h]	0.12%	0.15%	0.15%	0.15%	0.15%	0.19%
Net investment income[c]	0.59%	1.75%	1.74%	2.36%	1.95%	1.17%
Supplemental data						
Net assets, end of period (000's)	$1,528	$1,077	$817	$840	$493	$213
Portfolio turnover rate	38.10%	27.30%	29.19%	23.28%	19.76%	7.54%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

[d]Amount rounds to less than $0.01 per share.

[e]Effective September 1, 2008, the redemption fee was eliminated.

[f]Total return is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.73% for the period ended June 30, 2013.

Statement of Investments, June 30, 2013 (unaudited)

Franklin LifeSmart 2035 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds		
Alternative Strategies 2.8%		
[a]Franklin Pelagos Commodities Strategy Fund	156,466	$ 1,400,375
[a]Franklin Pelagos Managed Futures Strategy Fund	13,316	107,989
		1,508,364
Domestic Equity 55.3%		
[a]Franklin Biotechnology Discovery Fund, Class R6	13,165	1,438,187
[a,b]Franklin DynaTech Fund, Class R6	181,424	6,779,829
[a]Franklin Flex Cap Growth Fund, Class R6	40,351	2,145,878
[a]Franklin Growth Fund, Class R6	61,958	3,444,888
[a,b]Franklin Growth Opportunities Fund, Class R6	41,775	1,069,026
[a]Franklin MicroCap Value Fund, Class R6	12,546	463,680
[a]Franklin Real Estate Securities Fund, Class R6	57,720	1,030,307
[a]Franklin Rising Dividends Fund, Class R6	158,035	6,779,706
[a]Franklin Small Cap Growth Fund, Class R6	86,637	1,409,584
[a]Franklin Utilities Fund, Class R6	201,353	2,990,095
iShares Core S&P 500, ETF	14,810	2,383,966
		29,935,146
Domestic Fixed Income 7.0%		
[a]Franklin Limited Maturity U.S. Government Securities Fund, Class R6	23,214	233,765
[a]Franklin Total Return Fund, Class R6	131,006	1,303,506
[a]Franklin U.S. Government Securities Fund, Class R6	249,761	1,635,933
iShares iBoxx $ Investment Grade Corp. Bond Fund, ETF	5,500	625,075
		3,798,279
Foreign Equity 25.8%		
[a]Franklin International Growth Fund, Class R6	30,385	302,934
[a]Franklin International Small Cap Growth Fund, Class R6	295,920	5,394,622
[a]Mutual European Fund, Class R6	126,368	2,842,023
[a]Templeton China World Fund, Class R6	28,699	1,008,752
[a]Templeton Foreign Fund, Class R6	233,287	1,642,338
[a]Templeton Frontier Markets Fund, Class R6	99,500	1,649,718
WisdomTree Japan Hedged Equity Fund (Japan)	24,300	1,108,323
		13,948,710
Foreign Fixed Income 4.3%		
[a]Franklin Templeton Emerging Market Debt Opportunities Fund	32,659	390,924
[a]Templeton Global Total Return Fund, Class R6	145,942	1,936,647
		2,327,571
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $45,873,939) 95.2%		51,518,070

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Franklin LifeSmart 2035 Retirement Target Fund	Shares/Units	Value
Short Term Investments (Cost $2,442,134) 4.5%		
Money Market Funds 4.5%		
[a,b] Institutional Fiduciary Trust Money Market Portfolio	2,442,134	$ 2,442,134
Total Investments in Underlying Funds and Exchange Traded Funds (Cost $48,316,073) 99.7%		53,960,204
Other Assets, less Liabilities 0.3%		182,858
Net Assets 100.0%		$54,143,062

See Abbreviations on page 87.

[a] See Note 7 regarding investments in Underlying Funds.
[b] Non-income producing.

Financial Highlights

Franklin LifeSmart 2045 Retirement Target Fund

Class A	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.92	$10.01	$10.44	$ 9.13	$6.89	$11.57
Income from investment operations[a]:						
Net investment income[b,c]	0.01	0.15	0.15	0.16	0.12	0.06
Net realized and unrealized gains (losses)	0.63	0.91	(0.44)	1.29	2.36	(4.29)
Total from investment operations	0.64	1.06	(0.29)	1.45	2.48	(4.23)
Less distributions from:						
Net investment income and short term gains received from Underlying Funds	(—)[d]	(0.15)	(0.14)	(0.14)	(0.10)	(0.08)
Net realized gains	(0.16)	—	—	—	(0.14)	(0.37)
Total distributions	(0.16)	(0.15)	(0.14)	(0.14)	(0.24)	(0.45)
Redemption fees[e]	—	—	—	—	—	—[d]
Net asset value, end of period	$11.40	$10.92	$10.01	$10.44	$9.13	$ 6.89
Total return[f]	5.85%	10.61%	(2.81)%	15.92%	36.53%	(37.46)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	1.25%	1.05%	1.30%	1.56%	2.03%	3.12%
Expenses net of waiver and payments by affiliates[h]	0.41%	0.45%	0.45%	0.45%	0.45%	0.47%
Net investment income[c]	0.22%	1.41%	1.43%	1.80%	1.53%	0.66%
Supplemental data						
Net assets, end of period (000's)	$24,139	$20,765	$14,762	$10,090	$6,943	$3,389
Portfolio turnover rate	36.18%	32.47%	34.66%	25.05%	14.30%	8.09%

[a] The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b] Based on average daily shares outstanding.

[c] Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

[d] Amount rounds to less than $0.01 per share.

[e] Effective September 1, 2008, the redemption fee was eliminated.

[f] Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g] Ratios are annualized for periods less than one year.

[h] Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin LifeSmart 2045 Retirement Target Fund

Class C	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.73	$ 9.84	$10.28	$ 9.01	$6.81	$11.48
Income from investment operations[a]:						
Net investment income (loss)[b,c]	(0.03)	0.07	0.07	0.11	0.07	0.02
Net realized and unrealized gains (losses)	0.61	0.90	(0.43)	1.25	2.33	(4.27)
Total from investment operations	0.58	0.97	(0.36)	1.36	2.40	(4.25)
Less distributions from:						
Net investment income and short term gains received from Underlying Funds	(—)[d]	(0.08)	(0.08)	(0.09)	(0.06)	(0.05)
Net realized gains	(0.16)	—	—	—	(0.14)	(0.37)
Total distributions	(0.16)	(0.08)	(0.08)	(0.09)	(0.20)	(0.42)
Redemption fees[e]	—	—	—	—	—	—[d]
Net asset value, end of period	$11.15	$10.73	$ 9.84	$10.28	$9.01	$ 6.81
Total return[f]	5.40%	9.85%	(3.54)%	15.13%	35.77%	(37.95)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	1.95%	1.74%	2.00%	2.26%	2.73%	3.82%
Expenses net of waiver and payments by affiliates[h]	1.11%	1.14%	1.15%	1.15%	1.15%	1.17%
Net investment income (loss)[c]	(0.48)%	0.72%	0.73%	1.10%	0.83%	(0.04)%
Supplemental data						
Net assets, end of period (000's)	$7,757	$6,680	$5,869	$4,157	$2,264	$958
Portfolio turnover rate	36.18%	32.47%	34.66%	25.05%	14.30%	8.09%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
[d]Amount rounds to less than $0.01 per share.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.
[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin LifeSmart 2045 Retirement Target Fund

Class R	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.88	$ 9.99	$10.42	$ 9.12	$6.88	$11.54
Income from investment operations[a]:						
Net investment income[b,c]	—[d]	0.16	0.12	0.16	0.12	0.02
Net realized and unrealized gains (losses)	0.62	0.87	(0.43)	1.27	2.35	(4.25)
Total from investment operations	0.62	1.03	(0.31)	1.43	2.47	(4.23)
Less distributions from:						
Net investment income and short term gains received from Underlying Funds	(—)[d]	(0.14)	(0.12)	(0.13)	(0.09)	(0.06)
Net realized gains	(0.16)	—	—	—	(0.14)	(0.37)
Total distributions	(0.16)	(0.14)	(0.12)	(0.13)	(0.23)	(0.43)
Redemption fees[e]	—	—	—	—	—	—[d]
Net asset value, end of period	$11.34	$10.88	$ 9.99	$10.42	$9.12	$ 6.88
Total return[f]	5.69%	10.35%	(3.01)%	15.66%	36.45%	(37.64)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	1.45%	1.25%	1.50%	1.76%	2.23%	3.32%
Expenses net of waiver and payments by affiliates[h]	0.61%	0.65%	0.65%	0.65%	0.65%	0.67%
Net investment income[c]	0.02%	1.21%	1.23%	1.60%	1.33%	0.46%
Supplemental data						
Net assets, end of period (000's)	$3,694	$3,336	$860	$663	$394	$156
Portfolio turnover rate	36.18%	32.47%	34.66%	25.05%	14.30%	8.09%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

[d]Amount rounds to less than $0.01 per share.

[e]Effective September 1, 2008, the redemption fee was eliminated.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin LifeSmart 2045 Retirement Target Fund

Class R6	Period Ended June 30, 2013[a] (unaudited)
Per share operating performance	
(for a share outstanding throughout the period)	
Net asset value, beginning of period	$11.67
Income from investment operations[b]:	
Net investment income[c,d]	0.02
Net realized and unrealized gains (losses)	(0.06)
Total from investment operations	(0.04)
Less distributions from net realized gains	(0.16)
Net asset value, end of period	$11.47
Total return[e]	(0.44)%
Ratios to average net assets[f]	
Expenses before waiver and payments by affiliates[g]	0.72%
Expenses net of waiver and payments by affiliates[g]	0.00%
Net investment income[d]	0.74%
Supplemental data	
Net assets, end of period (000's)	$5
Portfolio turnover rate	36.18%

[a]For the period May 1, 2013 (effective date) to June 30, 2013.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.

[d]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

[e]Total return is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the period ended June 30, 2013.

Financial Highlights *(continued)*

Franklin LifeSmart 2045 Retirement Target Fund

Advisor Class	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.96	$10.05	$10.48	$ 9.16	$6.89	$11.59
Income from investment operations[a]:						
Net investment income[b,c]	0.03	0.16	0.17	0.25	0.14	0.06
Net realized and unrealized gains (losses)	0.63	0.93	(0.44)	1.24	2.39	(4.29)
Total from investment operations	0.66	1.09	(0.27)	1.49	2.53	(4.23)
Less distributions from:						
Net investment income and short term gains received from Underlying Funds	(—)[d]	(0.18)	(0.16)	(0.17)	(0.12)	(0.10)
Net realized gains	(0.16)	—	—	—	(0.14)	(0.37)
Total distributions	(0.16)	(0.18)	(0.16)	(0.17)	(0.26)	(0.47)
Redemption fees[e]	—	—	—	—	—	—[d]
Net asset value, end of period	$11.46	$10.96	$10.05	$10.48	$9.16	$ 6.89
Total return[f]	6.01%	10.86%	(2.55)%	16.26%	37.27%	(37.39)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates[h]	0.95%	0.75%	1.00%	1.26%	1.73%	2.82%
Expenses net of waiver and payments by affiliates[h]	0.11%	0.15%	0.15%	0.15%	0.15%	0.17%
Net investment income[c]	0.52%	1.71%	1.73%	2.10%	1.83%	0.96%
Supplemental data						
Net assets, end of period (000's)	$879	$709	$642	$499	$205	$105
Portfolio turnover rate	36.18%	32.47%	34.66%	25.05%	14.30%	8.09%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

[d]Amount rounds to less than $0.01 per share.

[e]Effective September 1, 2008, the redemption fee was eliminated.

[f]Total return is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.74% for the period ended June 30, 2013.

Franklin Templeton Fund Allocator Series

Statement of Investments, June 30, 2013 (unaudited)

Franklin LifeSmart 2045 Retirement Target Fund	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds		
Alternative Strategies 3.1%		
[a] Franklin Pelagos Commodities Strategy Fund	118,178	$ 1,057,697
[a] Franklin Pelagos Managed Futures Strategy Fund	10,517	85,290
		1,142,987
Domestic Equity 58.1%		
[a] Franklin Biotechnology Discovery Fund, Class R6	9,548	1,043,053
[a,b] Franklin DynaTech Fund, Class R6	133,162	4,976,263
[a] Franklin Flex Cap Growth Fund, Class R6	23,536	1,251,656
[a] Franklin Growth Fund, Class R6	44,955	2,499,472
[a,b] Franklin Growth Opportunities Fund, Class R6	23,813	609,363
[a] Franklin MicroCap Value Fund, Class R6	7,402	273,562
[a] Franklin Real Estate Securities Fund, Class R6	33,747	602,388
[a] Franklin Rising Dividends Fund, Class R6	118,657	5,090,383
[a] Franklin Small Cap Growth Fund, Class R6	60,001	976,219
[a] Franklin Utilities Fund, Class R6	146,782	2,179,708
iShares Core S&P 500, ETF	10,385	1,671,673
		21,173,740
Domestic Fixed Income 5.7%		
[a] Franklin Limited Maturity U.S. Government Securities Fund, Class R6	15,213	153,198
[a] Franklin Total Return Fund, Class R6	71,595	712,369
[a] Franklin U.S. Government Securities Fund, Class R6	128,599	842,322
iShares iBoxx $ Investment Grade Corp. Bond Fund, ETF	3,400	386,410
		2,094,299
Foreign Equity 28.0%		
[a] Franklin International Growth Fund, Class R6	21,715	216,495
[a] Franklin International Small Cap Growth Fund, Class R6	214,035	3,901,864
[a] Mutual European Fund, Class R6	89,094	2,003,724
[a] Templeton China World Fund, Class R6	21,790	765,929
[a] Templeton Foreign Fund, Class R6	201,097	1,415,724
[a] Templeton Frontier Markets Fund, Class R6	69,211	1,147,516
WisdomTree Japan Hedged Equity Fund (Japan)	17,000	775,370
		10,226,622
Foreign Fixed Income 3.4%		
[a] Franklin Templeton Emerging Market Debt Opportunities Fund	16,397	196,275
[a] Templeton Global Total Return Fund, Class R6	78,104	1,036,444
		1,232,719
Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $32,190,682) 98.3%		35,870,367

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Franklin LifeSmart 2045 Retirement Target Fund	Shares/Units	Value
Short Term Investments (Cost $546,693) 1.5%		
Money Market Funds 1.5%		
[a,b] Institutional Fiduciary Trust Money Market Portfolio	546,693	$ 546,693
Total Investments in Underlying Funds and Exchange Traded Funds (Cost $32,737,375) 99.8%		36,417,060
Other Assets, less Liabilities 0.2%		56,282
Net Assets 100.0%		$36,473,342

See Abbreviations on page 87.

[a] See Note 7 regarding investments in Underlying Funds.
[b] Non-income producing.

Financial Statements

Statements of Assets and Liabilities

June 30, 2013 (unaudited)

	Franklin LifeSmart 2015 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund	Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2045 Retirement Target Fund
Assets:				
Investments in securities:				
Cost - Underlying Funds (Note 7)	$54,625,475	$64,269,445	$44,346,264	$29,998,779
Cost - Exchange traded funds	4,531,363	5,555,363	3,969,809	2,738,596
Cost - Repurchase agreements	1,864,349	—	—	—
Total cost of investments	$61,021,187	$69,824,808	$48,316,073	$32,737,375
Value - Underlying Funds (Note 7)	$58,464,741	$71,623,731	$49,842,840	$33,583,607
Value - Exchange traded funds	4,413,593	5,754,706	4,117,364	2,833,453
Value - Repurchase agreements	1,864,349	—	—	—
Total value of investments	64,742,683	77,378,437	53,960,204	36,417,060
Receivables:				
Capital shares sold	69,973	195,410	214,871	87,376
Dividends	7,642	15,109	11,974	8,308
Affiliates	2,622	—	30,869	62,342
Other assets	16	19	12	9
Total assets	64,822,936	77,588,975	54,217,930	36,575,095
Liabilities:				
Payables:				
Capital shares redeemed	24,132	57,703	49,350	77,080
Affiliates	—	6,217	—	—
Reports to shareholders	6,340	9,163	7,802	6,939
Professional fees	14,901	14,098	14,510	14,340
Accrued expenses and other liabilities	2,442	2,597	3,206	3,394
Total liabilities	47,815	89,778	74,868	101,753
Net assets, at value	$64,775,121	$77,499,197	$54,143,062	$36,473,342
Net assets consist of:				
Paid-in capital	$59,288,412	$68,664,054	$47,672,129	$32,372,381
Undistributed net investment income (distributions in excess of net investment income)	109,998	(9,120)	28,893	10,064
Net unrealized appreciation (depreciation)	3,721,496	7,553,629	5,644,131	3,679,685
Accumulated net realized gain (loss)	1,655,215	1,290,634	797,909	411,212
Net assets, at value	$64,775,121	$77,499,197	$54,143,062	$36,473,342

Financial Statements *(continued)*

Statements of Assets and Liabilities *(continued)*

June 30, 2013 (unaudited)

	Franklin LifeSmart 2015 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund	Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2045 Retirement Target Fund
Class A:				
Net assets, at value	$41,764,653	$51,463,416	$36,644,925	$24,139,446
Shares outstanding	3,548,558	4,466,362	3,189,784	2,118,263
Net asset value per share[a]	$11.77	$11.52	$11.49	$11.40
Maximum offering price per share (net asset value per share ÷ 94.25%)	$12.49	$12.22	$12.19	$12.10
Class C:				
Net assets, at value	$18,288,195	$20,023,117	$12,737,619	$ 7,756,633
Shares outstanding	1,570,354	1,762,088	1,129,981	695,580
Net asset value and maximum offering price per share[a]	$11.65	$11.36	$11.27	$11.15
Class R:				
Net assets, at value	$ 2,448,565	$ 3,806,349	$ 3,228,050	$ 3,693,641
Shares outstanding	208,681	331,539	281,463	325,680
Net asset value and maximum offering price per share	$11.73	$11.48	$11.47	$11.34
Class R6				
Net assets, at value	$ 4,855	$ 4,920	$ 4,911	$ 4,911
Shares outstanding	411	426	425	428
Net asset value and maximum offering price per share	$11.81	$11.55	$11.56	$11.47
Advisor Class:				
Net assets, at value	$ 2,268,853	$ 2,201,395	$ 1,527,557	$ 878,711
Shares outstanding	192,090	190,646	132,096	76,686
Net asset value and maximum offering price per share	$11.81	$11.55	$11.56	$11.46

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Financial Statements *(continued)*

Statements of Operations

for the six months ended June 30, 2013 (unaudited)

	Franklin LifeSmart 2015 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund	Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2045 Retirement Target Fund
Investment income:				
Dividends:				
Underlying Funds (Note 7)	$ 420,807	$ 261,013	$ 140,976	$ 83,641
Exchange traded funds	46,276	55,188	38,738	26,400
Interest	1,187	—	—	—
Total investment income	468,270	316,201	179,714	110,041
Expenses:				
Asset allocation fees (Note 3a)	77,184	92,841	64,353	43,292
Distribution fees: (Note 3c)				
Class A	57,696	73,624	52,214	34,375
Class C	88,976	96,849	60,949	36,840
Class R	5,491	9,328	7,899	8,807
Transfer agent fees: (Note 3e)				
Class A	24,501	40,142	37,399	37,821
Class C	11,069	15,839	13,097	12,202
Class R	1,357	3,053	3,395	5,815
Advisor Class	1,237	1,729	1,444	1,349
Custodian fees (Note 4)	27	25	18	11
Reports to shareholders	8,077	10,594	9,101	8,460
Registration and filing fees	62,414	61,200	61,043	59,946
Professional fees	13,090	13,407	13,272	13,572
Trustees' fees and expenses	199	255	—	—
Other	2,132	2,151	2,071	2,027
Expenses borne by Underlying Funds (Note 8)	(19,611)	(32,920)	(24,166)	(19,636)
Total expenses	333,839	388,117	302,089	244,881
Expenses waived/paid by affiliates (Note 3f)	(146,409)	(165,843)	(151,631)	(145,122)
Net expenses	187,430	222,274	150,458	99,759
Net investment income	280,840	93,927	29,256	10,282
Realized and unrealized gains (losses):				
Net realized gain (loss) from:				
Sale of investments:				
Underlying Funds (Note 7)	1,624,069	1,645,937	1,059,781	654,325
Exchange traded funds	388,549	200,731	124,647	90,764
Net realized gain (loss)	2,012,618	1,846,668	1,184,428	745,089
Net change in unrealized appreciation (depreciation) on investments	(911,613)	1,481,186	1,470,131	1,076,353
Net realized and unrealized gain (loss)	1,101,005	3,327,854	2,654,559	1,821,442
Net increase (decrease) in net assets resulting from operations	$1,381,845	$3,421,781	$2,683,815	$1,831,724

Statements of Changes in Net Assets

	Franklin LifeSmart 2015 Retirement Target Fund		Franklin LifeSmart 2025 Retirement Target Fund	
	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
Increase (decrease) in net assets:				
Operations:				
Net investment income	$ 280,840	$ 1,056,241	$ 93,927	$ 855,814
Net realized gain (loss) from Underlying Funds and exchange traded funds	2,012,618	1,352,802	1,846,668	1,569,750
Net change in unrealized appreciation (depreciation) on investments	(911,613)	2,169,621	1,481,186	3,355,752
Net increase (decrease) in net assets resulting from operations	1,381,845	4,578,664	3,421,781	5,781,316
Distributions to shareholders from:				
Net investment income:				
Class A	(171,673)	(776,737)	(148,866)	(642,992)
Class C	(52,438)	(246,119)	(27,596)	(149,407)
Class R	(8,735)	(38,107)	(9,937)	(43,450)
Advisor Class	(10,145)	(43,748)	(8,062)	(31,514)
Net realized gains:				
Class A	(507,207)	—	(467,131)	—
Class C	(224,392)	—	(183,516)	—
Class R	(29,809)	—	(34,752)	—
Class R6	(59)	—	(45)	—
Advisor Class	(27,400)	—	(19,893)	—
Total distributions to shareholders	(1,031,858)	(1,104,711)	(899,798)	(867,363)
Capital share transactions: (Note 2)				
Class A	4,001,844	4,253,720	4,486,658	5,509,087
Class C	1,289,828	1,644,241	1,065,407	2,710,878
Class R	587,521	(84,604)	239,709	1,469,187
Class R6	5,000	—	5,000	—
Advisor Class	420,307	228,119	254,225	(119,195)
Total capital share transactions	6,304,500	6,041,476	6,050,999	9,569,957
Net increase (decrease) in net assets	6,654,487	9,515,429	8,572,982	14,483,910
Net assets:				
Beginning of period	58,120,634	48,605,205	68,926,215	54,442,305
End of period	$64,775,121	$58,120,634	$77,499,197	$68,926,215
Undistributed net investment income (distributions in excess of net investment income) included in net assets:				
End of period	$ 109,998	$ 72,149	$ (9,120)	$ 91,414

Financial Statements *(continued)*

Statements of Changes in Net Assets *(continued)*

	Franklin LifeSmart 2035 Retirement Target Fund		Franklin LifeSmart 2045 Retirement Target Fund	
	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
Increase (decrease) in net assets:				
Operations:				
Net investment income	$ 29,256	$ 542,745	$ 10,282	$ 340,670
Net realized gain (loss) from Underlying Funds and exchange traded funds	1,184,428	1,226,691	745,089	713,283
Net change in unrealized appreciation (depreciation) on investments	1,470,131	2,178,026	1,076,353	1,479,660
Net increase (decrease) in net assets resulting from operations	2,683,815	3,947,462	1,831,724	2,533,613
Distributions to shareholders from:				
Net investment income:				
Class A	(1,886)	(460,557)	(1,412)	(278,948)
Class C	(792)	(95,736)	(469)	(48,340)
Class R	(192)	(38,346)	(223)	(41,987)
Advisor Class	(82)	(18,270)	(52)	(11,453)
Net realized gains:				
Class A	(475,197)	(8,325)	(328,163)	—
Class C	(169,354)	(2,946)	(108,135)	—
Class R	(41,467)	(788)	(50,488)	—
Class R6	(64)	—	(67)	—
Advisor Class	(19,679)	(276)	(11,797)	—
Total distributions to shareholders	(708,713)	(625,244)	(500,806)	(380,728)
Capital share transactions: (Note 2)				
Class A	3,174,948	5,467,708	2,471,953	4,535,889
Class C	1,187,906	2,051,813	815,402	292,321
Class R	65,907	1,140,735	222,325	2,373,540
Class R6	5,000	—	5,000	—
Advisor Class	402,826	180,901	137,745	1,805
Total capital share transactions	4,836,587	8,841,157	3,652,425	7,203,555
Net increase (decrease) in net assets	6,811,689	12,163,375	4,983,343	9,356,440
Net assets:				
Beginning of period	47,331,373	35,167,998	31,489,999	22,133,559
End of period	$54,143,062	$47,331,373	$36,473,342	$31,489,999
Undistributed net investment income included in net assets:				
End of period	$ 28,893	$ 2,589	$ 10,064	$ 1,938

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of ten separate funds, four of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Effective May 1, 2013, the Funds began offering a new class of shares, Class R6. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds' shareholder reports, in which each fund invests, are available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's Public Reference Room in Washington, D.C. The Underlying Funds' shareholder reports are not covered by this report.

The following summarizes the Funds' significant accounting policies.

Effective May 1, 2013, the following name changes occurred:

Former Name	New Name
Franklin Templeton 2015 Retirement Target Fund	Franklin LifeSmart 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund	Franklin LifeSmart 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund	Franklin LifeSmart 2045 Retirement Target Fund

a. Financial Instrument Valuation

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing net asset value each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

1. Organization and Significant Accounting Policies *(continued)*

b. Joint Repurchase Agreement

The Franklin LifeSmart 2015 Retirement Target Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Statement of Investments, had been entered into on June 28, 2013.

c. Income Taxes

It is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is "more likely than not" to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2013, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund's financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on

Notes to Financial Statements (unaudited) *(continued)*

1. Organization and Significant Accounting Policies *(continued)*

d. Security Transactions, Investment Income, Expenses and Distributions *(continued)*

the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest

At June 30, 2013, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:

	Franklin LifeSmart 2015 Retirement Target Fund		Franklin LifeSmart 2025 Retirement Target Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended June 30, 2013				
Shares sold	728,863	$ 8,738,830	770,374	$ 8,955,837
Shares issued in reinvestment of distributions	57,139	672,778	53,117	610,097
Shares redeemed	(451,168)	(5,409,764)	(435,877)	(5,079,276)
Net increase (decrease)	334,834	$ 4,001,844	387,614	$ 4,486,658
Year ended December 31, 2012				
Shares sold	969,314	$11,089,653	1,271,041	$13,714,708
Shares issued in reinvestment of distributions	66,616	766,694	57,842	636,260
Shares redeemed	(668,631)	(7,602,627)	(821,845)	(8,841,881)
Net increase (decrease)	367,299	$ 4,253,720	507,038	$ 5,509,087
Class C Shares:				
Six Months ended June 30, 2013				
Shares sold	215,786	$ 2,571,985	316,565	$ 3,625,686
Shares issued in reinvestment of distributions	20,576	239,486	16,423	185,778
Shares redeemed	(127,364)	(1,521,643)	(239,513)	(2,746,057)
Net increase (decrease)	108,998	$ 1,289,828	93,475	$ 1,065,407
Year ended December 31, 2012				
Shares sold	462,895	$ 5,217,258	540,872	$ 5,775,168
Shares issued in reinvestment of distributions	18,585	212,526	12,080	131,301
Shares redeemed	(332,874)	(3,785,543)	(299,941)	(3,195,591)
Net increase (decrease)	148,606	$ 1,644,241	253,011	$ 2,710,878
Class R Shares:				
Six Months ended June 30, 2013				
Shares sold	101,284	$ 1,218,591	128,044	$ 1,480,189
Shares issued in reinvestment of distributions	3,068	35,985	3,185	36,442
Shares redeemed	(55,560)	(667,055)	(110,527)	(1,276,922)
Net increase (decrease)	48,792	$ 587,521	20,702	$ 239,709
Year ended December 31, 2012				
Shares sold	106,024	$ 1,215,770	195,078	$ 2,113,064
Shares issued in reinvestment of distributions	3,045	34,911	3,250	35,619
Shares redeemed	(115,833)	(1,335,285)	(62,141)	(679,496)
Net increase (decrease)	(6,764)	$ (84,604)	136,187	$ 1,469,187

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin LifeSmart 2015 Retirement Target Fund		Franklin LifeSmart 2025 Retirement Target Fund	
	Shares	Amount	Shares	Amount
Class R6 Shares[a]:				
Six Months ended June 30, 2013				
Shares sold	411	$ 5,000	426	$ 5,000
Net increase (decrease)	411	$ 5,000	426	$ 5,000
Advisor Class Shares:				
Six Months ended June 30, 2013				
Shares sold	35,138	$ 423,869	29,455	$ 341,468
Shares issued in reinvestment of distributions	3,100	36,634	2,305	26,532
Shares redeemed	(3,359)	(40,196)	(9,570)	(113,775)
Net increase (decrease)	34,879	$ 420,307	22,190	$ 254,225
Year ended December 31, 2012				
Shares sold	37,163	$ 424,132	43,287	$ 467,259
Shares issued in reinvestment of distributions	3,739	43,102	2,701	29,743
Shares redeemed	(20,814)	(239,115)	(58,092)	(616,197)
Net increase (decrease)	20,088	$ 228,119	(12,104)	$ (119,195)

[a]For the Period May 1, 2013 (effective date) to June 30, 2013.

	Franklin LifeSmart 2035 Retirement Target Fund		Franklin LifeSmart 2045 Retirement Target Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended June 30, 2013				
Shares sold	482,880	$ 5,589,727	407,273	$ 4,659,067
Shares issued in reinvestment of distributions	41,629	475,441	28,775	325,752
Shares redeemed	(248,923)	(2,890,220)	(219,146)	(2,512,866)
Net increase (decrease)	275,586	$ 3,174,948	216,902	$ 2,471,953
Year ended December 31, 2012				
Shares sold	915,145	$ 9,802,361	729,972	$ 7,736,453
Shares issued in reinvestment of distributions	42,782	466,426	25,592	276,441
Shares redeemed	(446,223)	(4,801,079)	(328,318)	(3,477,005)
Net increase (decrease)	511,704	$ 5,467,708	427,246	$ 4,535,889

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin LifeSmart 2035 Retirement Target Fund		Franklin LifeSmart 2045 Retirement Target Fund	
	Shares	Amount	Shares	Amount
Class C Shares:				
Six Months ended June 30, 2013				
Shares sold	198,240	$ 2,254,987	147,128	$ 1,653,903
Shares issued in reinvestment of distributions	12,968	145,252	8,036	89,046
Shares redeemed	(106,767)	(1,212,333)	(82,300)	(927,547)
Net increase (decrease)	104,441	$ 1,187,906	72,864	$ 815,402
Year ended December 31, 2012				
Shares sold	324,592	$ 3,418,634	248,172	$ 2,572,583
Shares issued in reinvestment of distributions	7,821	83,955	3,729	39,577
Shares redeemed	(138,121)	(1,450,776)	(225,513)	(2,319,839)
Net increase (decrease)	194,292	$ 2,051,813	26,388	$ 292,321
Class R Shares:				
Six Months ended June 30, 2013				
Shares sold	49,997	$ 576,363	68,083	$ 781,030
Shares issued in reinvestment of distributions	2,450	27,934	3,845	43,337
Shares redeemed	(46,775)	(538,390)	(52,871)	(602,042)
Net increase (decrease)	5,672	$ 65,907	19,057	$ 222,325
Year ended December 31, 2012				
Shares sold	189,898	$ 2,044,258	256,693	$ 2,753,768
Shares issued in reinvestment of distributions	2,390	26,036	3,247	34,940
Shares redeemed	(86,795)	(929,559)	(39,444)	(415,168)
Net increase (decrease)	105,493	$ 1,140,735	220,496	$ 2,373,540
Class R6 Shares[a]:				
Six Months ended June 30, 2013				
Shares sold	425	$ 5,000	428	$ 5,000
Net increase (decrease)	425	$ 5,000	428	$ 5,000
Advisor Class Shares:				
Six Months ended June 30, 2013				
Shares sold	37,586	$ 435,050	16,789	$ 192,679
Shares issued in reinvestment of distributions	1,720	19,760	1,040	11,849
Shares redeemed	(4,461)	(51,984)	(5,778)	(66,783)
Net increase (decrease)	34,845	$ 402,826	12,051	$ 137,745
Year ended December 31, 2012				
Shares sold	31,436	$ 339,280	23,620	$ 250,400
Shares issued in reinvestment of distributions	1,693	18,546	1,055	11,453
Shares redeemed	(16,215)	(176,925)	(23,964)	(260,048)
Net increase (decrease)	16,914	$ 180,901	711	$ 1,805

[a]For the Period May 1, 2013 (effective date) to June 30, 2013.

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds and ETFs.

b. Administrative Fees

FT Services, under terms of an agreement, provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

	Franklin LifeSmart 2015 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund	Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2045 Retirement Target Fund
Sales charges retained net of commissions paid to unaffiliated broker/dealers	$19,773	$31,813	$26,324	$22,656
CDSC retained	$ 1,066	$ 1,441	$ 750	$ 1,000

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2013, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin LifeSmart 2015 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund	Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2045 Retirement Target Fund
Transfer agent fees	$20,126	$35,624	$34,222	$39,456

f. Waiver and Expense Reimbursements

Effective May 1, 2013, Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the funds so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the funds do not exceed 0.05%, and Class R6 does not exceed 0.00% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2014. Prior to May 1, 2013, the expenses for Class A, Class C, Class R and Advisor Class were limited to 0.15%.

Notes to Financial Statements (unaudited) *(continued)*

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended June 30, 2013, there were no credits earned.

5. Income Taxes

At June 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin LifeSmart 2015 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund	Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2045 Retirement Target Fund
Cost of investments	$61,241,902	$70,141,964	$48,575,623	$32,988,808
Unrealized appreciation	$ 4,463,227	$ 8,008,060	$ 5,890,656	$ 3,774,912
Unrealized depreciation	(962,446)	(771,587)	(506,075)	(346,660)
Net unrealized appreciation (depreciation)	$ 3,500,781	$ 7,236,473	$ 5,384,581	$ 3,428,252

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and ETFs and wash sales.

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the period ended June 30, 2013, were as follows:

	Franklin LifeSmart 2015 Retirement Target Fund	Franklin LifeSmart 2025 Retirement Target Fund	Franklin LifeSmart 2035 Retirement Target Fund	Franklin LifeSmart 2045 Retirement Target Fund
Purchases	$29,576,832	$31,643,672	$22,341,583	$16,235,858
Sales	$25,798,568	$24,731,299	$18,532,346	$11,964,574

7. Investments in Underlying Funds

The Funds invest primarily in the Underlying Funds which are managed by Advisers (or an affiliate of Advisers). The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the Funds

7. Investments in Underlying Funds *(continued)*

are reduced on assets invested in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund) in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Investments in Underlying Funds for the period ended June 30, 2013, were as follows:

Underlying Funds	Number of Shares Held at Beginning of Period[a]	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Period
Franklin LifeSmart 2015 Retirement Target Fund								
Franklin Biotechnology Discovery Fund, Class R6	—	8,655	—	8,655	$ 945,520	$ —	$ —	0.12%
Franklin DynaTech Fund, Class R6	55,475	66,160	6,877	114,758	4,288,496	—	7,788	0.28%
Franklin Flex Cap Growth Fund, Class R6	29,223	1,486	3,604	27,105	1,441,463	—	37,790	0.04%
Franklin Gold and Precious Metals Fund, Advisor Class	16,743	—	16,743	—	—[a]	—	9,883	—
Franklin Growth Fund, Class R6	130,472	5,429	95,145	40,756	2,266,043	—	619,887	0.03%
Franklin Growth Opportunities Fund, Class R6	35,960	5,080	4,449	36,591	936,369	—	30,012	0.18%
Franklin High Income Fund, Advisor Class	420,672	69,573	490,245	—	—[a]	11,079	62,098	—
Franklin International Growth Fund, Class R6	—	18,650	—	18,650	185,942	—	—	0.14%
Franklin International Small Cap Growth Fund, Class R6	89,796	120,328	11,313	198,811	3,624,329	—	6,979	0.30%
Franklin Limited Maturity U.S. Government Securities Fund, Class R6	—	113,008	—	113,008	1,137,989	8,186	—	0.21%
Franklin MicroCap Value Fund, Class R6	23,978	640	13,331	11,287	417,166	—	78,847	0.09%
Franklin Pelagos Commodities Strategy Fund	110,951	5,660	9,356	107,255	959,934	—	(6,081)	0.94%
Franklin Pelagos Managed Futures Strategy Fund	9,602	—	6,322	3,280	26,599	—	(9,225)	0.23%
Franklin Real Estate Securities Fund, Class R6	46,359	2,612	5,974	42,997	767,495	5,800	5,622	0.16%
Franklin Rising Dividends Fund, Class R6	102,988	11,057	12,828	101,217	4,342,199	—	29,290	0.04%
Franklin Small Cap Growth Fund, Class R6	—	54,194	—	54,194	881,730	—	—	0.13%
Franklin Templeton Emerging Market Debt Opportunities Fund	134,082	33,422	38,704	128,800	1,541,731	—	(9,381)	0.27%
Franklin Total Return Fund, Class R6	469,595	135,797	47,150	558,242	5,554,513	79,940	(8,998)	0.10%
Franklin U.S. Government Securities Fund, Class R6	913,633	281,036	10,667	1,184,002	7,755,216	136,238	(1,057)	0.08%

7. Investments in Underlying Funds *(continued)*

Underlying Funds	Number of Shares Held at Beginning of Period[a]	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Period
Franklin LifeSmart 2015 Retirement Target Fund *(continued)*								
Franklin Utilities Fund, Class R6	127,058	20,087	15,914	131,231	$ 1,948,776	$ 29,320	$ 6,889	0.04%
Institutional Fiduciary Trust Money Market Portfolio	5,697,024	1,713,032	935,681	6,474,375	6,474,375	—	—	0.04%
Mutual European Fund, Class R6	106,105	5,180	29,751	81,534	1,833,699	—	11,255	0.09%
Templeton China World Fund, Class R6	20,353	979	2,594	18,738	658,654	—	13,111	0.07%
Templeton Foreign Fund, Class R6	462,042	21,778	310,260	173,560	1,221,865	—	304,155	0.02%
Templeton Frontier Markets Fund, Class R6	78,745	3,920	9,863	72,802	1,207,056	—	8,738	0.09%
Templeton Global Bond Fund, Advisor Class	493,636	170,900	664,536	—	—[b]	47,843	426,467	—
Templeton Global Total Return Fund, Class R6	—	606,449	—	606,449	8,047,582	102,401	—	0.12%
Total					$58,464,741	$420,807	$1,624,069	
Franklin LifeSmart 2025 Retirement Target Fund								
Franklin Biotechnology Discovery Fund, Class R6	—	16,245	—	16,245	$ 1,774,591	$ —	$ —	0.23%
Franklin DynaTech Fund, Class R6	102,976	137,210	—	240,186	8,975,765	—	—	0.59%
Franklin Flex Cap Growth Fund, Class R6	48,954	1,220	—	50,174	2,668,268	—	—	0.08%
Franklin Gold and Precious Metals Fund, Advisor Class	34,561	1,225	35,786	—	—[b]	—	(217,505)	—
Franklin Growth Fund, Class R6	226,351	11,524	161,364	76,511	4,254,037	—	1,040,379	0.05%
Franklin Growth Opportunities Fund, Class R6	55,512	8,988	—	64,500	1,650,563	—	—	0.32%
Franklin High Income Fund, Advisor Class	225,968	2,640	228,608	—	—[b]	5,530	34,840	—
Franklin International Growth Fund, Class R6	—	43,989	—	43,989	438,566	—	—	0.34%
Franklin International Small Cap Growth Fund, Class R6	161,226	245,276	—	406,502	7,410,532	—	—	0.62%
Franklin Limited Maturity U.S. Government Securities Fund, Class R6	—	55,913	—	55,913	563,042	4,931	—	0.10%
Franklin MicroCap Value Fund, Class R6	36,120	463	18,103	18,480	683,017	—	94,227	0.14%
Franklin Pelagos Commodities Strategy Fund	193,321	12,111	—	205,432	1,838,618	—	—	1.79%
Franklin Pelagos Managed Futures Strategy Fund	15,664	—	—	15,664	127,032	—	—	1.12%
Franklin Real Estate Securities Fund, Class R6	72,550	4,736	—	77,286	1,379,554	10,553	—	0.29%
Franklin Rising Dividends Fund, Class R6	185,989	22,849	—	208,838	8,959,157	—	—	0.08%
Franklin Small Cap Growth Fund, Class R6	—	130,420	—	130,420	2,121,936	—	—	0.31%

Notes to Financial Statements (unaudited) *(continued)*

7. Investments in Underlying Funds *(continued)*

Underlying Funds	Number of Shares Held at Beginning of Period[a]	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Period
Franklin LifeSmart 2025 Retirement Target Fund *(continued)*								
Franklin Templeton Emerging Market Debt Opportunities Fund	80,454	11,315	20,162	71,607	$ 857,135	$ —	$ (3,332)	0.15%
Franklin Total Return Fund, Class R6	242,174	49,513	—	291,687	2,902,289	38,144	—	0.05%
Franklin U.S. Government Securities Fund, Class R6	545,845	106,214	40,332	611,727	4,006,810	66,841	(3,337)	0.04%
Franklin Utilities Fund, Class R6	216,256	39,442	—	255,698	3,797,111	57,189	—	0.08%
Institutional Fiduciary Trust Money Market Portfolio	5,126,685	10,855,886	12,596,772	3,385,799	3,385,799	—	—	0.02%
Mutual European Fund, Class R6	191,211	10,229	32,633	168,807	3,796,459	—	(12,063)	0.18%
Templeton China World Fund, Class R6	35,729	2,064	—	37,793	1,328,429	—	—	0.15%
Templeton Foreign Fund, Class R6	768,491	31,729	504,959	295,261	2,078,636	—	407,957	0.04%
Templeton Frontier Markets Fund, Class R6	124,051	7,099	—	131,150	2,174,475	—	—	0.17%
Templeton Global Bond Fund, Advisor Class	256,730	45,239	301,969	—	—[b]	23,177	304,771	—
Templeton Global Total Return Fund, Class R6	—	335,487	—	335,487	4,451,910	54,648	—	0.06%
Total					$71,623,731	$261,013	$1,645,937	
Franklin LifeSmart 2035 Retirement Target Fund								
Franklin Biotechnology Discovery Fund, Class R6	—	13,165	—	13,165	$1,438,187	$ —	$ —	0.19%
Franklin DynaTech Fund, Class R6	76,836	106,595	2,007	181,424	6,779,829	—	(1,164)	0.44%
Franklin Flex Cap Growth Fund, Class R6	39,715	1,455	819	40,351	2,145,878	—	2,907	0.06%
Franklin Gold and Precious Metals Fund, Advisor Class	23,566	1,336	24,902	—	—[b]	—	(123,493)	—
Franklin Growth Fund, Class R6	171,818	16,353	126,213	61,958	3,444,888	—	743,171	0.04%
Franklin Growth Opportunities Fund, Class R6	36,021	6,606	852	41,775	1,069,026	—	(341)	0.21%
Franklin High Income Fund, Advisor Class	100,301	1,171	101,472	—	—[b]	2,455	16,177	—
Franklin International Growth Fund, Class R6	—	30,385	—	30,385	302,934	—	—	0.23%
Franklin International Small Cap Growth Fund, Class R6	117,835	180,890	2,805	295,920	5,394,622	—	898	0.45%
Franklin Limited Maturity U.S. Government Securities Fund, Class R6	—	23,607	393	23,214	233,765	1,030	(4)	0.04%
Franklin MicroCap Value Fund, Class R6	24,393	446	12,293	12,546	463,680	—	71,800	0.09%
Franklin Pelagos Commodities Strategy Fund	147,619	12,271	3,424	156,466	1,400,375	—	(2,260)	1.37%
Franklin Pelagos Managed Futures Strategy Fund	10,974	2,342	—	13,316	107,989	—	—	0.95%
Franklin Real Estate Securities Fund, Class R6	53,600	5,288	1,168	57,720	1,030,307	7,908	123	0.22%

Franklin Templeton Fund Allocator Series

Notes to Financial Statements (unaudited) *(continued)*

7. Investments in Underlying Funds *(continued)*

Underlying Funds	Number of Shares Held at Beginning of Period[a]	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Period
Franklin LifeSmart 2035 Retirement Target Fund *(continued)*								
Franklin Rising Dividends Fund, Class R6	148,537	20,234	10,736	158,035	$ 6,779,706	$ —	$ 21,435	0.06%
Franklin Small Cap Growth Fund, Class R6	—	86,637	—	86,637	1,409,584	—	—	0.21%
Franklin Templeton Emerging Market Debt Opportunities Fund	48,611	4,016	19,968	32,659	390,924	—	(5,267)	0.07%
Franklin Total Return Fund, Class R6	145,354	17,212	31,560	131,006	1,303,506	21,731	(6,658)	0.02%
Franklin U.S. Government Securities Fund, Class R6	222,170	34,396	6,805	249,761	1,635,933	28,346	(441)	0.02%
Franklin Utilities Fund, Class R6	168,241	36,743	3,631	201,353	2,990,095	45,747	1,086	0.06%
Institutional Fiduciary Trust Money Market Portfolio	2,234,051	8,366,069	8,157,986	2,442,134	2,442,134	—	—	0.01%
Mutual European Fund, Class R6	141,275	12,513	27,420	126,368	2,842,023	—	11,596	0.14%
Templeton China World Fund, Class R6	26,860	2,414	575	28,699	1,008,752	—	(1,110)	0.11%
Templeton Foreign Fund, Class R6	567,456	49,429	383,598	233,287	1,642,338	—	275,157	0.03%
Templeton Frontier Markets Fund, Class R6	93,041	8,465	2,006	99,500	1,649,718	—	80	0.13%
Templeton Global Bond Fund, Advisor Class	132,342	22,895	155,237	—	—[c]	11,305	56,384	—
Templeton Global Total Return Fund, Class R6	—	148,627	2,685	145,942	1,936,647	24,514	(295)	0.03%
Total					$49,842,840	$143,036	$1,059,781	
Franklin LifeSmart 2045 Retirement Target Fund								
Franklin Biotechnology Discovery Fund, Class R6	—	9,548	—	9,548	$1,043,053	$ —	$ —	0.13%
Franklin DynaTech Fund, Class R6	59,554	79,275	5,667	133,162	4,976,263	—	4,848	0.33%
Franklin Flex Cap Growth Fund, Class R6	22,208	1,328	—	23,536	1,251,656	—	—	0.04%
Franklin Gold and Precious Metals Fund, Advisor Class	16,009	1,427	17,436	—	—[c]	—	(91,356)	—
Franklin Growth Fund, Class R6	120,100	13,529	88,674	44,955	2,499,472	—	503,759	0.03%
Franklin Growth Opportunities Fund, Class R6	19,286	4,527	—	23,813	609,363	—	—	0.12%
Franklin High Income Fund, Advisor Class	64,500	754	65,254	—	—[c]	1,578	10,188	—
Franklin International Growth Fund, Class R6	—	21,715	—	21,715	216,495	—	—	0.17%
Franklin International Small Cap Growth Fund, Class R6	79,541	134,494	—	214,035	3,901,864	—	—	0.32%
Franklin Limited Maturity U.S. Government Securities Fund, Class R6	—	15,213	—	15,213	153,198	1,091	—	0.03%
Franklin MicroCap Value Fund, Class R6	14,172	414	7,184	7,402	273,562	—	47,802	0.06%
Franklin Pelagos Commodities Strategy Fund	104,527	13,651	—	118,178	1,057,697	—	—	1.03%

Notes to Financial Statements (unaudited) *(continued)*

7. Investments in Underlying Funds *(continued)*

Underlying Funds	Number of Shares Held at Beginning of Period[a]	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Period
Franklin LifeSmart 2045 Retirement Target Fund *(continued)*								
Franklin Pelagos Managed Futures Strategy Fund	7,355	3,162	—	10,517	$ 85,290	$ —	$ —	0.75%
Franklin Real Estate Securities Fund, Class R6	29,133	4,614	—	33,747	602,388	4,548	—	0.13%
Franklin Rising Dividends Fund, Class R6	103,292	19,456	4,091	118,657	5,090,383	—	7,663	0.04%
Franklin Small Cap Growth Fund, Class R6	—	60,001	—	60,001	976,219	—	—	0.14%
Franklin Templeton Emerging Market Debt Opportunities Fund	28,073	1,427	13,103	16,397	196,275	—	(3,145)	0.03%
Franklin Total Return Fund, Class R6	75,717	7,665	11,787	71,595	712,369	10,259	(2,246)	0.01%
Franklin U.S. Government Securities Fund, Class R6	115,502	14,282	1,185	128,599	842,322	14,721	(152)	0.01%
Franklin Utilities Fund, Class R6	114,258	32,524	—	146,782	2,179,708	32,336	—	0.04%
Institutional Fiduciary Trust Money Market Portfolio	1,599,483	5,778,255	6,831,045	546,693	546,693	—	—	—[c]
Mutual European Fund, Class R6	93,112	13,092	17,110	89,094	2,003,724	—	12,107	0.10%
Templeton China World Fund, Class R6	19,020	2,770	—	21,790	765,929	—	—	0.09%
Templeton Foreign Fund, Class R6	410,113	53,262	262,278	201,097	1,415,724	—	161,601	0.02%
Templeton Frontier Markets Fund, Class R6	60,461	8,750	—	69,211	1,147,516	—	—	0.09%
Templeton Global Bond Fund, Advisor Class	67,366	11,990	79,356	—	—[b]	5,936	3,256	—
Templeton Global Total Return Fund, Class R6	—	78,104	—	78,104	1,036,444	13,172	—	0.01%
Total					$33,583,607	$ 83,641	$ 654,325	

[a]Effective May 1, 2013, the Underlying Fund's shares were exchanged from Advisor Class to Class R6, if applicable.
[b]As of June 30, 2013, no longer held by the fund.
[c]Rounds to less than 0.01%.

8. Special Servicing Agreement

The Funds participated in a Special Servicing Agreement (SSA) with the Underlying Funds and certain service providers of the Funds and of the Underlying Funds. Under the SSA, each Underlying Fund may pay a portion of the Funds' expenses (other than any asset allocation and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Underlying Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Underlying Fund by the Funds. The amount of expenses borne by the Underlying Funds during the period ended June 30, 2013 is noted in the Statements of Operations. Effective May 1, 2013, the SSA was discontinued until further notice and approval by the Board.

9. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the period ended June 30, 2013, the Funds did not use the Global Credit Facility.

10. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

10. Fair Value Measurements *(continued)*

A summary of inputs used as of June 30, 2013, in valuing the Funds' assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin LifeSmart 2015 Retirement Target Fund				
Assets:				
Investments in Securities:				
Investments in Underlying Funds and Exchange Traded Funds[a]	$55,417,426	$ 986,533	$ —	$56,403,959
Short Term Investments	6,474,375	1,864,349	—	8,338,724
Total Investments in Securities	$61,891,801	$2,850,882	$ —	$64,742,683
Franklin LifeSmart 2025 Retirement Target Fund				
Assets:				
Investments in Securities:				
Investments in Underlying Funds and Exchange Traded Funds[a]	$72,026,988	$1,965,650	$ —	$73,992,638
Short Term Investments	3,385,799	—	—	3,385,799
Total Investments in Securities	$75,412,787	$1,965,650	$ —	$77,378,437
Franklin LifeSmart 2035 Retirement Target Fund				
Assets:				
Investments in Securities:				
Investments in Underlying Funds and Exchange Traded Funds[a]	$50,009,706	$1,508,364	$ —	$51,518,070
Short Term Investments	2,442,134	—	—	2,442,134
Total Investments in Securities	$52,451,840	$1,508,364	$ —	$53,960,204
Franklin LifeSmart 2045 Retirement Target Fund				
Assets:				
Investments in Securities:				
Investments in Underlying Funds and Exchange Traded Funds[a]	$34,727,380	$1,142,987	$ —	$35,870,367
Short Term Investments	546,693	—	—	546,693
Total Investments in Securities	$35,274,073	$1,142,987	$ —	$36,417,060

[a]For detailed Underlying Fund and ETF categories, see the accompanying Statements of Investments.

11. New Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Funds are currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on their financial statements.

12. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

ETF - Exchange Traded Fund

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 26, 2013, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds within Franklin Templeton Fund Allocator Series (Fund(s)). In reaching its decision to approve renewal of the investment management agreements, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates, as well as a third-party survey of transfer agent fees charged funds within the Franklin Templeton Investments complex in comparison with those charged other fund complexes deemed comparable. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management's explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically

Board Review of Investment Management Agreement *(continued)*

furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years, and that those operations in the New York/New Jersey area ran smoothly during the more recent Hurricane Sandy. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm, which also covered FOREX transactions. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management's conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management's efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager's parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of its Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2012, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board's view of such performance.

Board Review of Investment Management Agreement *(continued)*

Franklin Templeton 2015 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2015 funds as selected by Lipper. The Fund has been in operation for less than 10 years and the Lipper report showed its 2012 total return to be in the second-lowest performing quintile of its performance universe, and its total return on an annualized basis to also be in the second-lowest performing quintile of such universe for the previous three-year period, but in the highest or best performing quintile of such universe for the previous five-year period. In discussing 2012 performance, management explained that it largely reflected the underperformance of its holdings in a particular equity growth fund and its equity holdings in general and discussed steps being taken to improve performance, including replacement of such equity growth fund as a core U.S. equity holding. The Board noted the Fund's good longer term performance and believed appropriate steps were being taken to improve the Fund's more recent underperformance and that no change in portfolio management was currently warranted.

Franklin Templeton 2025 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2025 funds as selected by Lipper. The Fund has been in operation for less than 10 years and the Lipper report showed its 2012 total return to be in the lowest performing quintile of its performance universe, and on an annualized basis to be in the lowest performing quintile of such universe for the previous three-year period, but to be in the second-highest performing quintile of such universe for the previous five-year period. In discussing 2012 performance, management explained that it largely reflected the underperformance of its holdings in a particular equity growth fund and its equity holdings in general and discussed steps being taken to improve performance, including replacement of such equity growth fund as a core U.S. equity holding. The Board noted the Fund's good longer term performance and believed appropriate steps were being taken to improve the Fund's more recent underperformance and that no change in portfolio management was currently warranted.

Franklin Templeton 2035 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2035 funds as selected by Lipper. The Fund has been in operation for less than 10 years and the Lipper report showed its 2012 total return to be in the lowest performing quintile of its performance universe and its total return on an annualized basis to also be in the lowest performing quintile of such performance universe during the previous three-year period, but to be in the second-highest performing quintile for the previous five-year period. In discussing 2012 performance, management explained that it largely reflected the underperformance of its holdings in a particular equity growth fund and its equity holdings in general and discussed steps being taken to improve performance, including replacement of such equity growth fund as a core U.S. equity holding. The Board noted the Fund's good longer term performance and believed appropriate steps were being taken to improve the Fund's more recent underperformance and that no change in portfolio management was currently warranted.

Board Review of Investment Management Agreement (continued)

Franklin Templeton 2045 Retirement Target Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2045 funds as selected by Lipper. The Fund has been in operation for less than 10 years and the Lipper report showed the Fund's 2012 total return to be in the lowest performing quintile of its performance universe and its total return on an annualized basis to also be in the lowest quintile of such universe for the previous three-year period, but to be in the second-highest performing quintile of such universe for the previous five-year period. In discussing 2012 performance, management explained that it largely reflected the underperformance of its holdings in a particular equity growth fund and its equity holdings in general and discussed steps being taken to improve performance, including replacement of such equity growth fund as a core U.S. equity holding. The Board noted the Fund's good longer term performance and believed appropriate steps were being taken to improve the Fund's more recent underperformance and that no change in portfolio management was currently warranted.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratio of each Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each such fund's most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund's contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratios of the Funds including expenses of the underlying funds they invest in. The Board noted that the Funds pay an asset allocation advisory fee. The Lipper contractual investment management fee analysis includes the administrative fee and asset allocation advisory fee directly charged to the Funds as being part of the contractual investment management fee, with the investment management fees charged underlying funds being included within actual total expenses. Contractual investment management fees and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The Lipper reports for Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund showed in each case that its contractual management fee rates were above, but within 15 basis points of its respective Lipper expense group median and its actual total expense ratios were above, but within seven basis points of its respective Lipper expense group median. The Board found the comparative expenses of these Funds as shown in the Lipper report to be acceptable, noting that in each case such expenses were being subsidized by fee waivers.

Board Review of Investment Management Agreement *(continued)*

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2012, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager's parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds' independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies solely for use by the Funds' Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, and taking into account the fact that Fund expenses were being subsidized through fee waivers, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Managers as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Managers realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are

Board Review of Investment Management Agreement *(continued)*

shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The management fees charged by all or substantially all the underlying funds in which the Funds invest provide for such management fee breakpoints. Consequently, to the extent economies of scale may be realized by the investment managers of these funds, the benefits are shared with each Fund and its shareholders through a reduction in actual total expense ratios.

Proxy Voting Policies and Procedures

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

FRANKLIN TEMPLETON
INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

RTF S 08/13

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date August 27, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date August 27, 2013